     As filed with the Securities and Exchange Commission on April 30, 2002
                                            Securities Act File No. 2-91373
                            Investment Company Act of 1940 File No. 811-4038

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /


                      Post-Effective Amendment No. 36 / X /

                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /


                             Amendment No. 37 / X /

                              St. Clair Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Office) (Zip Code)
                  Registrant's Telephone Number (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)

                                   Copies to:
                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                             Washington, D.C. 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.



It is proposed that this filing will become effective: (check appropriate box)

           X  Immediately upon filing pursuant to paragraph (b)
          ---

          ___ On _____________ pursuant to paragraph (b)
          ___ 60 days after filing pursuant to paragraph (a)(1)
          ___ On _____________ pursuant to paragraph (a)(1)
          ___ 75 days after filing pursuant to paragraph (a)(2)
          ___ On pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     Prospectus

                                                                 CLASS K SHARES


                                                                 April 30, 2002


                                                 The Munder Institutional Funds
                                     Institutional S&P 500(R) Index Equity Fund
                                  Institutional S&P(R) MidCap Index Equity Fund
                                Institutional S&P(R) SmallCap Index Equity Fund
                                     Institutional Government Money Market Fund
                                                Institutional Money Market Fund




               As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these
                       securities. It is a criminal offense to state otherwise.


--------------------------------------------------------------------------------


        [LOGO] Munder Funds
        Be Focused

TABLE OF CONTENTS

              2  Risk/Return Summary
              2  S&P 500(R) Index Equity Fund
              6  S&P(R) MidCap Index Equity Fund
             10  S&P(R) SmallCap Index Equity Fund
             14  Government Money Market Fund
             16  Money Market Fund
             19  More About The Funds
             19  Glossary
             19  Principal Investment Strategies and Risks
             20  Other Investment Strategies and Risks

             22  Your Investment
             22  How To Reach the Funds
             22  Purchasing Shares
             22  Redeeming Shares
             23  Additional Policies for Purchases and Redemptions
             24  Service Agents
             24  Other Information
             25  Pricing Of Fund Shares
             26  Distributions
             27  Federal Tax Considerations
             27  Taxes on Distributions
             27  Taxes on Sales
             27  Other Considerations
             28  Management
             28  Investment Advisor
             28  Portfolio Managers
             29  Financial Highlights
             34  Appendix

Back Cover For Additional Information

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' other investment strategies and risks, please read the section entitled "More About the Funds."

Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' prior notice to shareholders.

INDEX FUNDS

S&P 500(R) INDEX EQUITY FUND


 Goal

The Fund's goal is to provide performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500(R)). The S&P 500(R) is an index of 500 stocks in the large-cap sector of the U.S. stock market.


 Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of companies in the S&P 500(R).

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500(R) of at least 0 .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500(R).

To the extent foreign issuers are included in the S&P 500(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P 500(R) regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large-capitalization portion of the U.S. stock market.

.. Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P 500(R) does not, the Fund's returns are likely to be lower than those of the S&P 500(R). Tracking variance may also result from share purchases, redemptions and other factors.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

S&P 500(R) Index Equity Fund Class K
Total Return (%)
(per calendar year)

2000     -9.43
2001    -12.25

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:  Q4 2001   10.59%
Worst Quarter: Q3 2001 (14.80)%

Average Annual Total Return
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                                                          Since
                                                                                        Inception
                                                                            1 Year  (November 4, 1999)
                                                                              %             %
------------------------------------------------------------------------------------------------------
Return Before Taxes........................................................ (12.25)       (6.69)
Return After Taxes on Distributions........................................ (12.74)       (8.68)
Return After Taxes on Distributions and Sale of Fund Shares................  (7.44)       (5.37)
S&P 500(R) Index/(1)/ (reflects no deductions for fees, expenses, or taxes) (11.88)       (6.46)

--------------------------------------------------------------------------------
(1)Standard & Poor's 500(R) Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The index return from inception for Class K shares is from November 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--S&P 500(R) Index Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees(1).....................................                      0.07%
Other Expenses
   Shareholder Servicing Fees.......................... 0.25%
   Other Operating Expenses(1)......................... 0.20%
                                                        -----
   Total Other Expenses................................                      0.45%
                                                                             -----
Total Annual Fund Operating Expenses(1)................                      0.52%
                                                                             =====

--------------------------------------------------------------------------------
(1)The advisor has voluntarily agreed to waive the management fee and to reimburse certain operating expenses to keep the Fund's other expenses at specified levels. As a result of the management fee waiver and the expense reimbursement, Management Fees, Other Operating Expenses and Total Annual Fund Operating Expenses based on the prior fiscal year would have been 0.00%, 0.09%, and 0.34%, respectively. The advisor may eliminate all or a part of the management fee waiver and/or expense reimbursement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $53    $167    $291     $653

S&P(R) MIDCAP INDEX
EQUITY FUND


 Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's MidCap 400(R) Index (S&P MidCap 400(R)). The S&P MidCap
400(R) is an index of 400 stocks in the mid-cap sector of the U.S. stock market.


 Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of companies in the S&P MidCap 400(R).

The Fund is managed through the use of a "quantitative" or "indexing" investment approach, and tries to mirror the composition and performance of the S&P MidCap 400(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400(R) of at least 0.95. A correlation of
1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P MidCap 400(R).

To the extent foreign issuers are included in the S&P MidCap 400(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P MidCap 400(R) regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the mid-capitalization portion of the U.S stock market.

.. Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P MidCap 400(R) does not, the Fund's returns are likely to be lower than those of the S&P MidCap 400(R). Tracking variance may also result from share purchases, redemptions and other factors.

.. Smaller Company Stock Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                                    [CHART]

S&P MidCap Index Equity Fund Class K
Total Return (%)
(per calendar year)

2000        17.35
2001        -1.57



Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:  Q4 2001   17.12%
Worst Quarter: Q3 2001 (16.59)%

Average Annual Total Return
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                                                               Since
                                                                                             Inception
                                                                                  1 Year (November 4, 1999)
                                                                                    %            %
-----------------------------------------------------------------------------------------------------------
Return Before Taxes.............................................................. (1.57)       11.62
Return After Taxes on Distributions.............................................. (2.12)        5.50
Return After Taxes on Distributions and Sale of Fund Shares...................... (0.86)        7.04
S&P MidCap 400(R) Index/(1)/ (reflects no deductions for fees, expenses or taxes) (0.61)       12.96

--------------------------------------------------------------------------------
(1)Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The index return from inception for Class K shares is from November 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--S&P(R) MidCap Index Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees(1).....................................                      0.15%
Other Expenses
   Shareholder Servicing Fees.......................... 0.25%
   Other Operating Expenses(1)......................... 0.64%
                                                        -----
   Total Other Expenses................................                      0.89%
                                                                             -----
Total Annual Fund Operating Expenses(1)................                      1.04%
                                                                             =====

--------------------------------------------------------------------------------
(1)The advisor has voluntarily agreed to waive the management fee and to reimburse certain operating expenses to keep the Fund's other expenses at specified levels. As a result of the management fee waiver and the expense reimbursement, Management Fees, Other Operating Expenses and Total Annual Fund Operating Expenses based on the prior fiscal year would have been 0.00%, 0.18% and 0.43%, respectively. The advisor may eliminate all or a part of the management fee waiver and/or expense reimbursement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $106   $331    $574    $1,271

S&P(R) SMALLCAP INDEX EQUITY FUND


 Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's SmallCap 600(R) Index (S&P SmallCap 600(R)). The S&P SmallCap 600(R) is an index of 600 stocks in the small-cap sector of the U.S. stock market.


 Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of companies in the S&P SmallCap 600(R).

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P SmallCap 600(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P SmallCap 600(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P SmallCap 600(R).

To the extent foreign issuers are included in the S&P SmallCap 600(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investments performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P SmallCap 600(R) regardless of market trends. As a result the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the small-capitalization portion of the U.S. stock market.

.. Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P SmallCap 600(R) does not, the Fund's returns are likely to be lower than those of the S&P SmallCap 600(R). Tracking variance may also result from share purchases, redemptions and other factors.

.. Smaller Company Stock Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

.. Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

S&P SmallCap Index Equity Fund Class K
Total Return (%)
(per calendar year)
2000     10.55
2001     6.26

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:  Q4 2001   20.65%
Worst Quarter: Q3 2001 (17.05)%

Average Annual Total Return
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                                                                 Since
                                                                                               Inception
                                                                                    1 Year (November 4, 1999)
                                                                                      %            %
--------------------------------------------------------------------------------
Return Before Taxes................................................................  6.26        12.63
Return After Taxes on Distributions................................................  4.81        10.05
Return After Taxes on Distributions and Sale of Fund Shares........................  4.04         8.87
S&P SmallCap 600(R) Index/(1)/ (reflects no deductions for fees, expenses or taxes)  6.52        14.57

--------------------------------------------------------------------------------
(1)The S&P SmallCap 600(R) Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. The index return from inception for Class K shares is from November 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--S&P(R) SmallCap Index Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees(1).....................................                      0.15%
Other Expenses
   Shareholder Servicing Fees.......................... 0.25%
   Other Operating Expenses(1)......................... 0.29%
                                                        -----
   Total Other Expenses................................                      0.54%
                                                                             -----
Total Annual Fund Operating Expenses(1)................                      0.69%
                                                                             =====

--------------------------------------------------------------------------------
(1)The advisor has voluntarily agreed to waive the management fee and to reimburse certain operating expenses to keep the Fund's other expenses at specified levels. As a result of the management fee waiver and the expense reimbursement, Management Fees, Other Operating Expenses and Total Annual Fund Operating Expenses based on the prior fiscal year would have been 0.00%, 0.18% and 0.43% respectively. The advisor may eliminate all or a part of the management fee waiver and/or expense reimbursement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $70    $221    $384     $859

GOVERNMENT MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.


 Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.


 Performance

As of the date of this prospectus, the Fund had not been in operation for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

 Fees and Expenses--Government Money Market Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets

Management Fees(1)..................         0.20%
Other Expenses
   Shareholder Servicing Fees....... 0.25%
   Other Operating Expenses(1)(2)... 0.20%
                                     -----
   Total Other Expenses.............         0.45%
                                           -------
Total Annual Fund Operating Expenses         0.65%
                                           -------
Less Fee Waivers & Reimbursements(1)       (0.28)%
                                           -------
Net Expenses........................         0.37%
                                           -------

--------------------------------------------------------------------------------
(1)Through April 30, 2003, the advisor has contractually agreed to reduce the management fee for the Fund to 0.12%. In addition, through April 30, 2003, the advisor has contractually agreed to reimburse certain operating expenses for the Fund to keep Other Operating Expenses at 0.00%.
(2)Other operating expenses are based on estimates for the current fiscal year.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year 3 Years
                                 -----  ------
                                  $66    $208

MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.


 Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer- term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class K shares do not have a full calendar year of performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y shares, which are not offered in this prospectus. Class Y shares are not subject to a shareholder servicing fee. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses--Money Market Fund." Performance for Class K shares of the Money Market Fund would have been substantially similar to that of the Class Y shares of the Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Class K shares would have been lower than that of the Class Y shares because of the higher fees and expenses of the Class K shares.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                    [CHART]

Money Market Fund Class Y
Total Return (%)
(per calendar year)
1999    5.09
2000    6.44
2001    4.20

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:  Q4 2000 1.67%
Worst Quarter: Q4 2001 0.64%

Average Annual Total Return
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                             Since
                                           Inception
                                1 Year (January 4, 1999)
                                  %            %
                        --------------------------------
                        Class Y  4.20        5.25

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

 Fees and Expenses--Money Market Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchase........... None
        Maximum Deferred Sales Charge (Load)...................... None
        Sales Charge (Load) Imposed on Reinvested Dividends....... None
        Redemption Fees........................................... None
        Exchange Fees............................................. None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets

Management Fees(1)...................................................         0.20%
Other Expenses
   Shareholder Servicing Fee......................................... 0.25%
   Other Operating Expenses(1)....................................... 0.13%
                                                                      -----
   Total Other Expenses..............................................         0.38%
                                                                            -------
Total Annual Fund Operating Expenses.................................         0.58%
                                                                            -------
Less Fee Waivers & Reimbursements(1).................................       (0.21)%
                                                                            -------
Net Expenses.........................................................         0.37%
                                                                            =======

--------------------------------------------------------------------------------
(1)Through April 30, 2003, the advisor has contractually agreed to reduce the management fee for the Fund to 0.12%. In addition, the advisor has contractually agreed to reimburse certain operating expenses for the Fund to keep Other Operating Expenses for the Fund at 0.00%.

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $59    $186    $324     $726

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

This section further describes the Funds' principal investment strategies and risks that are summarized in the section entitled "Risk/Return Summary." The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

The Government Money Market Fund and Money Market Fund have specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.

 Glossary

TYPES OF SECURITIES

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income or debt securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury or by the agency or instrumentality issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

Money market instruments are high-quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible instruments for a money market fund. Money market securities include commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

RATING AGENCIES

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

 Principal Investment Strategies and Risks

Derivatives. The Index Funds may, but are not required to, use futures contracts which are a type of derivative. A derivative is a financial contract whose value is based on a security, an asset or a market index. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Index Funds may, but are not required to, use derivatives for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. The Index Funds will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

The use of derivative instruments, such as futures contracts, exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
(2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Repurchase Agreements. The Funds may buy securities generally from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Instruments. The Money Market Funds may invest in variable and floating rate securities. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate.

These instruments include variable amount master demand notes.

Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.


 Other Investment Strategies and Risks

Foreign Securities. The Money Market Fund may invest in U.S. dollar denominated money market securities of foreign issuers, and the Index Funds may invest in foreign equity securities. In each case, these foreign securities may include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. Foreign investments may also involve risks associated with political instability, future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.

Zero Coupon Bonds. The Government Money Market Fund may invest in zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. The Government Money Market Fund may invest in stripped securities. These securities are issued by the U.S. Government

(or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.
  A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Borrowing and Reverse Repurchase Agreements.
Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes and redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Guaranteed Investment Contracts. The Money Market Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Money Market Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Securities Lending. The Funds may seek additional income by lending portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional gains or losses may be realized. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money. Securities lending may represent no more than 25% of the value of a Fund's total assets (including loan collateral).

YOUR INVESTMENT
--------------------------------------------------------------------------------

This section describes how to do business with the Funds. This Prospectus relates only to the Class K shares of the Funds. The Funds offer other classes with different fees and expenses in separate prospectuses.


 How to Reach the Funds

                  By telephone: 1-800-438-5789
                                Call for shareholder services.

                  By mail:      The Munder Funds
                                c/o PFPC Inc.
                                P.O. Box 9701
                                Providence, RI 02940-9701

                  By overnight  The Munder Funds
                  delivery:     c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581


 Purchasing Shares

Who May Purchase Shares
Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues one or more other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

Purchase Price of Shares
Class K shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Policies for Purchasing Shares
.. All share purchases are effected through a customer's account at a financial institution. Confirmations of share purchases will be sent to the financial institution involved.

.. Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

.. Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

.. If your purchase order and payment for the Government Money Market Fund or the Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends that day.

Method for Purchasing Shares
You may purchase shares through selected banks or other financial institutions.


 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
.. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

..  If we receive a redemption order for a Fund (other than the Government Money
   Market Fund or Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for the Government Money Market Fund or the Money Market Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If a redemption order for the Government Money Market Fund or the Money Market Fund is received after 2:45 p.m. (Eastern time), we will normally wire redemption proceeds the next business day.

..  If your redemption order for the Government Money Market Fund or the Money
   Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

Methods for Redeeming Shares
.. You may redeem shares of all Funds through your bank or other financial institution.


 Additional Policies for Purchases and Redemptions

.. We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

.. The Funds reserve the right to reject any purchase order.

.. At any time, the Funds may change any of their purchase or redemption practices, and may suspend the sale of their shares.

.. The Funds may delay sending redemption proceeds for up to seven days or longer if permitted by the Securities and Exchange Commission (SEC).

.. We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

.. To limit the Funds' expenses, we no longer issue share certificates.

.. A Fund may temporarily stop redeeming shares if:

     . the NYSE is closed;

     . trading on the NYSE is restricted;

     . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

     . if the SEC orders the Fund to suspend redemptions.

.. If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

.. The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. If a shareholder receives portfolio securities, the shareholder may have to pay transaction costs to dispose of these securities.

.. We may redeem your account if its value is below $2,500, upon 30 days' advance written notice.

.. We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

.. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

 Service Agents

The Funds have adopted a Distribution and Service Plan for certain classes of shares. With respect to Class K shares, each Fund may pay fees for services provided to shareholders. Under the Plan, the Funds may pay up to 0.25% of the daily net assets of Class K shares for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


 Other Information

The Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payments or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV for Class K shares is calculated by
(1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time. The NAV of the Index Funds is generally based on the current market value of the securities held in the Fund. In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

The Money Market Funds' NAV may be calculated and these Funds may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for any security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Funds to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Funds at the regularly scheduled quarterly meetings of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

The Funds normally trade in foreign securities (in the form of depository receipts or otherwise) in U.S. markets. These foreign securities are typically valued at their market price in the U.S. market in which they trade as of the close of business on the NYSE. However, the principal market in which such securities trade may be overseas. Occasionally, events that affect the value of a Fund's foreign securities may occur between the time the U.S. market for a Fund's foreign securities closes and the closing of the principal foreign market for those securities. If the advisor believes that such events materially affect the value of a Fund's foreign securities, such securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Directors.

DISTRIBUTIONS
--------------------------------------------------------------------------------


As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

INDEX FUNDS

The Index Funds declare and pay dividend distributions, if any, quarterly.

MONEY MARKET FUNDS

The Money Market Funds declare dividend distributions daily and pay them monthly.

ALL FUNDS

All of the Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay both dividend and capital gain distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.



 Taxes on Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.


 Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------


 Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009, through World Asset Management ("World"), a division of MCM, is the investment advisor for the Index Funds. MCM is also the investment advisor for the Money Market Funds. As of March 31, 2002, MCM had approximately $33.1 billion in assets under management, of which $17.2 billion were invested in equity securities, $8.3 billion were invested in money market or other short-term instruments, $6.1 billion were invested in other fixed income securities and $1.5 billion were invested in balanced investments.

MCM provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2001, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

                    S&P 500(R) Index Equity Fund..... 0.00%
                    S&P(R) MidCap Index Equity Fund.. 0.00%
                    S&P(R) SmallCap Index Equity Fund 0.00%
                    Government Money Market Fund..... 0.12%
                    Money Market Fund................ 0.12%

Because MCM voluntarily agreed to waive its fees for each of the Index Funds, the payments shown above for those Funds are less than the contractual advisory fees of 0.07%, 0.15% and 0.15% of the average daily net assets, respectively, of the S&P 500(R) Index Equity Fund, S&P(R) MidCap Index Equity Fund and S&P(R) SmallCap Index Equity Fund. Because MCM contractually agreed to waive a portion of its fees for the Government Money Market Fund and the Money Market Fund, the payments shown above for those Funds are less than the contractual advisory fees of 0.20% of each Fund's average daily net assets.


 Portfolio Managers

INDEX FUNDS

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Index Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the Government Money Market Fund and the Money Market Fund that appear in the pages that follow are for Class Y shares of each Fund, which are not offered in this Prospectus. Class Y shares are not subject to any distribution or shareholder servicing fees. Class K shares are subject to a 0.25% shareholder servicing fee. Performance of the Class K shares of each Fund would have been substantially similar to that of the Class Y shares of that Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Class K shares would have been lower than that of the Class Y shares because of the higher fees and expenses of the Class K shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the annual report and incorporated by reference into the Statement of Additional Information. You may obtain the annual report and the Statement of Additional Information without charge by calling (800) 438-5789.

                                                                                S&P 500 Index Equity Fund(a)
                                                                              ----------------------------
                                                                                Year      Year      Period
                                                                               Ended     Ended       Ended
                                                                              12/31/01  12/31/00  12/31/99(d)
                                                                              --------  --------  -----------
Net asset value, beginning of period......................................... $  8.03   $ 10.54     $10.00
                                                                              -------   -------     ------
Income from investment operations:
Net investment income........................................................    0.08      0.09       0.02
Net realized and unrealized gain/loss on investments.........................   (1.07)    (1.08)      0.81
                                                                              -------   -------     ------
Total from investment operations.............................................   (0.99)    (0.99)      0.83
                                                                              -------   -------     ------
Less distributions:
Distributions from net investment income.....................................   (0.09)    (0.10)     (0.05)
Distributions from net realized gains........................................   (0.01)    (1.42)     (0.23)
Distributions from capital...................................................      --        --      (0.01)
                                                                              -------   -------     ------
Total distributions..........................................................   (0.10)    (1.52)     (0.29)
                                                                              -------   -------     ------
Net asset value, end of period............................................... $  6.94   $  8.03     $10.54
                                                                              =======   =======     ======
Total return (b).............................................................  (12.25)%   (9.43)%     8.36%
                                                                              =======   =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $27,129   $16,482     $4,212
Ratio of operating expenses to average net assets............................    0.34%     0.34%      0.34%(c)
Ratio of net investment income to average net assets.........................    1.06%     0.90%      1.01%(c)
Portfolio turnover rate......................................................       2%       65%        10%
Ratio of operating expenses to average net assets without expenses reimbursed    0.54%     0.52%      1.35%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional S&P 500 Index Equity Fund Class K shares commenced operations on November 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                              S&P MidCap Index Equity Fund(a)
                                                                              ---------------------------
                                                                                Year      Year     Period
                                                                               Ended     Ended      Ended
                                                                              12/31/01  12/31/00 12/31/99(d)
                                                                              --------  -------- -----------
Net asset value, beginning of period......................................... $  8.50    $ 9.00    $10.00

                                                                              -------    ------    ------
Income from investment operations:
Net investment income........................................................    0.08      0.11      0.02
Net realized and unrealized gain/(loss) on investments.......................   (0.24)     1.36      0.82

                                                                              -------    ------    ------
Total from investment operations.............................................   (0.16)     1.47      0.84

                                                                              -------    ------    ------
Less distributions:
Distributions from net investment income.....................................   (0.07)    (0.12)    (0.06)
Distributions in excess of net investment income.............................      --        --     (0.02)
Distributions from net realized gains........................................   (0.06)    (1.85)    (1.76)

                                                                              -------    ------    ------
Total distributions..........................................................   (0.13)    (1.97)    (1.84)

                                                                              -------    ------    ------
Net asset value, end of period............................................... $  8.21    $ 8.50    $ 9.00

                                                                              =======    ======    ======
Total return (b).............................................................   (1.57)%   17.35%     9.77%

                                                                              =======    ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $21,180    $3,015    $1,232
Ratio of operating expenses to average net assets............................    0.43%     0.43%     0.43%(c)
Ratio of net investment income to average net assets.........................    1.00%     1.11%     1.21%(c)
Portfolio turnover...........................................................      22%       86%       36%
Ratio of operating expenses to average net assets without expenses reimbursed    0.99%     1.08%     1.29%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional S&P MidCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                                 S&P SmallCap Index Equity
                                                                                          Fund(a)
                                                                              ---------------------------
                                                                                Year     Year     Period
                                                                               Ended    Ended      Ended
                                                                              12/31/01 12/31/00 12/31/99(d)
                                                                              -------- -------- -----------
Net asset value, beginning of period......................................... $ 10.96  $ 10.90    $ 10.00

                                                                              -------  -------    -------
Income from investment operations:
Net investment income........................................................    0.05     0.04       0.02
Net realized and unrealized gain on investments..............................    0.53     1.05       1.00

                                                                              -------  -------    -------
Total from investment operations.............................................    0.58     1.09       1.02

                                                                              -------  -------    -------
Less distributions:
Distributions from net investment income.....................................   (0.04)   (0.04)     (0.01)
Distributions from net realized gains........................................   (0.40)   (0.99)        --
Distributions from capital...................................................      --       --      (0.11)

                                                                              -------  -------    -------
Total distributions..........................................................   (0.44)   (1.03)     (0.12)

                                                                              -------  -------    -------
Net asset value, end of period............................................... $ 11.10  $ 10.96    $ 10.90

                                                                              =======  =======    =======
Total return (b).............................................................    6.26%   10.55%     10.31%

                                                                              =======  =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $81,407  $68,263    $30,820
Ratio of operating expenses to average net assets............................    0.43%    0.43%      0.43%(c)
Ratio of net investment income to average net assets.........................    0.49%    0.37%      0.89%(c)
Portfolio turnover...........................................................      23%     101%         3%
Ratio of operating expenses to average net assets without expenses reimbursed    0.69%    0.82%      0.76%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional S&P SmallCap Index Equity Fund Class K shares commenced operations on November 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                               Government
                                                                              Money Market
                                                                                Fund(a)
                                                                              ------------
                                                                              Period Ended
                                                                                12/31/01
                                                                                Class Y
                                                                              ------------
Net asset value, beginning of period.........................................   $  1.00

                                                                                -------
Income from investment operations:
Net investment income........................................................     0.005

                                                                                -------
Total from investment operations.............................................     0.005

                                                                                -------
Less distributions:
Distributions from net investment income.....................................    (0.005)

                                                                                -------
Total distributions..........................................................    (0.005)

                                                                                -------
Net asset value, end of period...............................................   $  1.00

                                                                                =======
Total return (b).............................................................      0.50%

                                                                                =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $13,218
Ratio of operating expenses to average net assets............................      0.12%(c)
Ratio of net investment income to average net assets.........................      2.13%(c)
Ratio of operating expenses to average net assets without expenses reimbursed      0.46%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional Government Money Market Fund Class Y shares commenced operations on October 3, 2001.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

                                                                                    Money Market Fund(a)
                                                                              ----------------------------
                                                                                Year      Year     Period
                                                                               Ended     Ended     Ended
                                                                              12/31/01  12/31/00  12/31/99
                                                                              Class Y   Class Y   Class Y
                                                                              --------  --------  --------
Net asset value, beginning of period......................................... $   1.00  $   1.00  $   1.00

                                                                              --------  --------  --------
Income from investment operations:
Net investment income........................................................    0.041     0.062     0.050

                                                                              --------  --------  --------
Total from investment operations.............................................    0.041     0.062     0.050

                                                                              --------  --------  --------
Less distributions:
Distributions from net investment income.....................................   (0.041)   (0.062)   (0.050)

                                                                              --------  --------  --------
Total distributions..........................................................   (0.041)   (0.062)   (0.050)

                                                                              --------  --------  --------
Net asset value, end of period............................................... $   1.00  $   1.00  $   1.00

                                                                              ========  ========  ========
Total return (b).............................................................     4.20%     6.44%     5.09%

                                                                              ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $553,773  $155,191  $102,535
Ratio of operating expenses to average net assets............................     0.12%     0.18%     0.20%(c)
Ratio of net investment income to average net assets.........................     3.63%     6.26%     4.99%(c)
Ratio of operating expenses to average net assets without expenses reimbursed     0.33%     0.31%     0.37%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional Money Market Fund Class Y shares commenced operations on January 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

APPENDIX
--------------------------------------------------------------------------------


 Standard & Poor's Indexes

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600" and "600" are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by St. Clair Funds, Inc. (the "Company"). Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Index Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Index Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 to track general stock market performance. S&P's only relationship to the Index Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Index Funds. S&P has no obligation to take the needs of the Company or the owners of the Index Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Funds or the timing of the issuance or sale of the Index Funds or in the determination or calculation of the equation by which the Index Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Index Funds, owners of the Index Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

             More information about the Funds is available free of charge upon request, including the following:

             ANNUAL/SEMI-ANNUAL REPORTS
             Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

             STATEMENT OF ADDITIONAL INFORMATION
             Provides more details about all of the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (and is legally considered part of this prospectus).

               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds
               c/o PFPC Inc.
               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds
               c/o PFPC Inc.
               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov

               Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

               You may find more information about the Funds on the Internet at: http://www.munder.com. This website is not considered part of the prospectus.

             PROINSTK402

             SEC File Number: 811-4038

--------------------------------------------------------------------------------

                                                                     Prospectus

                                                                 CLASS Y SHARES



                                                                 April 30, 2002



                                                 The Munder Institutional Funds
                                     Institutional S&P 500(R) Index Equity Fund
                                  Institutional S&P(R) MidCap Index Equity Fund
                                Institutional S&P(R) SmallCap Index Equity Fund



                                     Institutional Government Money Market Fund

                                                Institutional Money Market Fund




               As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these
                       securities. It is a criminal offense to state otherwise.


--------------------------------------------------------------------------------


        [LOGO] Munder Funds
        Be Focused

TABLE OF CONTENTS


             2   Risk/Return Summary
             2   S&P 500(R) Index Equity Fund
             6   S&P(R) MidCap Index Equity Fund
             10  S&P(R) SmallCap Index Equity Fund
             14  Government Money Market Fund
             16  Money Market Fund

             19  More About the Funds
             19  Glossary
             19  Principal Investment Strategies and Risks
             20  Other Investment Strategies and Risks

             22  Your Investment
             22  How To Reach the Funds
             22  Purchasing Shares
             23  Redeeming Shares
             23  Additional Policies for Purchases and Redemptions
             24  Other Information
             25  Pricing Of Fund Shares

             26  Distributions

             27  Federal Tax Considerations
             27  Taxes on Distributions
             27  Taxes on Sales
             27  Other Considerations

             28  Management
             28  Investment Advisor
             28  Portfolio Managers

             29  Financial Highlights

             34  Appendix


Back Cover For Additional Information

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' other investment strategies and risks, please read the section entitled "More About the Funds."



Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' prior notice to shareholders.




INDEX FUNDS

S&P 500(R) INDEX EQUITY FUND


 Goal


The Fund's goal is to provide performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500(R)). The S&P 500(R) is an index of 500 stocks in the large-cap sector of the U.S. stock market.



 Principal Investment Strategies


The Fund normally invests at least 80% of its net assets in equity securities of companies in the S&P 500(R).



The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.



The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500(R).



To the extent foreign issuers are included in the S&P 500(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.



 Principal Risks


All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:


.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P 500(R) regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large-capitalization portion of the U.S. stock market.



.. Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.



.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P 500(R) does not, the Fund's returns are likely to be lower than those of the S&P 500(R). Tracking variance may also result from share purchases, redemptions and other factors.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.



.. Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivatives may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.


When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

S&P 500(R) Index Equity Fund Class Y

Total Return (%)
(per calendar year)

1998    1999    2000    2001
28.22   20.56   -9.32  -11.93

Best and Worst Quarterly Performance
(During the periods shown above)


Best Quarter:  Q4 1998   21.17%
Worst Quarter: Q3 2001 (14.66)%




Average Annual Total Return

(For the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                                                                         Since
                                                                                       Inception
                                                                           1 Year  (October 14, 1997)
                                                                             %             %
-----------------------------------------------------------------------------------------------------
Return Before Taxes....................................................... (11.93)         5.22
Return After Taxes on Distributions....................................... (12.37)         3.69
Return After Taxes on Distributions and Sale of Fund Shares...............  (7.24)         4.01
S&P 500(R) Index/(1)/ (reflects no deductions for fees, expenses or taxes) (11.88)       (6.46)

--------------------------------------------------------------------------------

(1)Standard & Poor's 500(R) Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The index return from inception for Class Y shares is from October 1, 1997.





After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--S&P 500(R) Index Equity Fund





The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.



        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None



Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees (1).............................................................................. 0.07%
Other Expenses (1)............................................................................... 0.20%
                                                                                                  -----
Total Annual Fund Operating Expenses (1)......................................................... 0.27%
                                                                                                  =====

--------------------------------------------------------------------------------

(1)The advisor has voluntarily agreed to waive the management fee and to reimburse certain operating expenses to keep the Fund's other expenses at specified levels. As a result of the management fee waiver and the expense reimbursement, Management Fees, Other Expenses and Total Annual Fund Operating Expenses based on the prior fiscal year would have been 0.00%, 0.09% and 0.09%, respectively. The advisor may eliminate all or a part of the management fee waiver and/or expense reimbursements at any time.



Example



The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $28     $87    $152     $343

S&P(R) MIDCAP INDEX EQUITY FUND


 Goal


The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's MidCap 400(R) Index (S&P MidCap 400(R)). The S&P MidCap
400(R) is an index of 400 stocks in the mid-cap sector of the U.S. stock market.



 Principal Investment Strategies


The Fund normally invests at least 80% of its net assets in equity securities of companies in the S&P MidCap 400(R).



The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P MidCap 400(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.



The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400(R) of at least 0.95. A correlation of
1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P MidCap 400(R).



To the extent foreign issuers are included in the S&P MidCap 400(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.



 Principal Risks


All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:


.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P MidCap 400(R) regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the mid-capitalization portion of the U.S. stock market.



.. Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.



.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P MidCap 400(R) does not, the Fund's returns are likely to be lower than those of the S&P MidCap 400(R). Tracking variance may also result from share purchases, redemptions and other factors.



.. Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resourses than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.



.. Derivatives Risk. The Fund may suffer a loss from its use of future contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivatives may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.


When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.








                                    [CHART]


S&P\R\ MidCap Index Equity Fund Class Y
Total Return (%)
(per calendar year)

Date    Percentage
1999            14.69%
2000            17.74%
2001            -1.29%
Best and Worst Quarterly Performance


(During the periods shown above)


Best Quarter:  Q4 2001   17.29%
Worst Quarter: Q3 2001 (16.57)%





Average Annual Total Return


(For the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                                                                                Since
                                                                                              Inception
                                                                                  1 Year (February 13, 1998)
                                                                                    %             %
------------------------------------------------------------------------------------------------------------
Return Before Taxes.............................................................. (1.29)        11.63
Return After Taxes on Distributions.............................................. (1.86)         7.63
Return After Taxes on Distributions and Sale of Fund Shares...................... (0.69)         7.88
S&P MidCap 400(R) Index/(1)/ (reflects no deductions for fees, expenses or taxes) (0.61)        13.23

--------------------------------------------------------------------------------

(1)Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The index return from inception for Class Y shares is from February 1, 1998.





After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--S&P(R) MidCap Index Equity Fund



The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.



        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None



Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees(1)............................................... 0.15%
Other Expenses(1)................................................ 0.64%
                                                                  -----
Total Annual Fund Operating Expenses(1).......................... 0.79%
                                                                  =====

--------------------------------------------------------------------------------

(1)The advisor has voluntarily agreed to waive the management fee and to reimburse certain operating expenses to keep the Fund's other expenses at specified levels. As a result of the management fee waiver and the expense reimbursement, Management Fees, Other Expenses and Total Annual Fund Operating Expenses based on the prior fiscal year would have been 0.00%, 0.18% and 0.18%, respectively. The advisor may eliminate all or a part of the fee waiver and/or expense reimbursement at any time.



Example



The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $81    $252    $439     $978

S&P(R) SMALLCAP INDEX EQUITY FUND


 Goal


The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's SmallCap 600(R) Index (S&P SmallCap 600(R)). The S&P SmallCap 600(R) is an index of 600 stocks in the small-cap sector of the U.S. stock market.



 Principal Investment Strategies


The Fund normally invests at least 80% of its net assets in equity securities of companies in the S&P SmallCap 600(R).



The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P SmallCap 600(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.



The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P SmallCap 600(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P SmallCap 600(R).



To the extent foreign issuers are included in the


S&P SmallCap 600(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.



 Principal Risks


All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:


.. Indexing Strategy Risk. The Fund will invest in the securities included in the S&P SmallCap 600(R) regardless of market trends. As a result, the Fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the small-capitalization portion of the U.S. stock market.



.. Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.



.. Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P SmallCap 600(R) does not, the Fund's returns are likely to be lower than those of the S&P SmallCap 600(R). Tracking variance may also result from share purchases, redemptions and other factors.



.. Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume may be less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

.. Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.



.. Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.


When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

S&P SmallCap Index Equity Fund Class Y (1)
Total Return (%)
(per calendar year)

2000     2001
10.58    6.45




(1)Class Y shares commenced operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information provided in the bar chart above begins with the calendar year ended December 31, 2000, the Fund's first full calendar year of operations.



Best and Worst Quarterly Performance

(During the periods shown above)


Best Quarter:  Q4 2001   20.70%
Worst Quarter: Q3 2001 (17.04)%




Average Annual Total Return

(For the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                                                                                 Since
                                                                                     1         Inception
                                                                                    Year (October 27, 1999)(1)
                                                                                     %             %
--------------------------------------------------------------------------------------------------------------
Return Before Taxes................................................................ 6.45         12.81
Return After Taxes on Distributions................................................ 4.93         10.11
Return After Taxes on Distributions and Sales of Fund Shares....................... 4.16          8.95
S&P SmallCap 600(R) Index/(2)/(reflects no deductions for fees, expenses, or taxes) 6.52         14.57

--------------------------------------------------------------------------------



(1)Class Y shares commenced operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.


(2)The S&P SmallCap 600(R) Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. The index return from inception for Class Y shares is from November 1, 1999.





After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as (401k) plans or individual retirement accounts.

 Fees and Expenses--S&P(R) SmallCap Index Equity Fund



The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.


        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees(1)............................................... 0.15%
Other Expenses(1)................................................ 0.29%
                                                                  -----
Total Annual Fund Operating Expenses(1).......................... 0.44%
                                                                  =====

--------------------------------------------------------------------------------

(1)The advisor has voluntarily agreed to waive the management fee and to reimburse certain operating expenses to keep the Fund's other expenses at specified levels. As a result of the management fee waiver and the expense reimbursement, Management Fees, Other Expenses and Total Annual Fund Operating Expenses based on the prior fiscal year would have been 0.00%, 0.18% and 0.18%, respectively. The advisor may eliminate all or a part of the management fee waiver and/or expense reimbursement at any time.


Example


The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $45    $141    $246     $555

GOVERNMENT MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.

 Principal Risks


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.


The Fund is subject to the following principal investment risk:


.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer- term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.



 Performance


As of the date of this prospectus, the Fund had not been in operation for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus. Performance since inception is provided in the "Financial Highlights" section.



You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

 Fees and Expenses--Government Money Market Fund



The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.



        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None



Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees (1)............................................  0.20 %
Other Expenses (1)(2)..........................................  0.20 %
                                                                -------
Total Annual Fund Operating Expenses...........................  0.40 %
                                                                =======
Less Fee Waivers & Reimbursements(1)........................... (0.28)%
                                                                -------
Net Expenses...................................................  0.12 %
                                                                =======

--------------------------------------------------------------------------------

(1)Through April 30, 2003, the advisor has contractually agreed to reduce the management fee for the Fund to 0.12%. In addition, through April 30, 2003, the advisor has contractually agreed to reimburse certain operating expenses for the Fund to keep Other Expenses at 0.00%.




(2)Other operating expenses are based on estimated amounts for the current fiscal year.



Example



The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                 1 Year 3 Years
                                 -----  ------
                                  $41    $128

MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.


 Principal Risks


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.


The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.


.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.



.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

Money Market Fund Class Y
Total Return (%)
(per calendar year)

1999     2000     2001
5.09     6.44     4.20

Best and Worst Quarterly Performance
(During the periods shown above)


 Best Quarter:                               Q4 2000                     1.67%
 Worst Quarter:                              Q4 2001                     0.64%


Average Annual Total Return

(For the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                             Since
                                           Inception
                                1 Year (January 4, 1999)
                                  %            %
                        --------------------------------

                        Class Y  4.20        5.25



You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

 Fees and Expenses--Money Market Fund



The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.



Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases..........................  None
Maximum Deferred Sales Charge (Load)......................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............  None
Redemption Fees...........................................................  None
Exchange Fees.............................................................  None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees(1)........................................................  0.20 %
Other Expenses(1).........................................................  0.13 %
                                                                           -------
Total Annual Fund Operating Expenses......................................  0.33 %
                                                                           -------
Less Fee Waivers & Reimbursements(1)...................................... (0.21)%
                                                                           -------
Net Expenses..............................................................  0.12 %
                                                                           =======

--------------------------------------------------------------------------------

(1)Through April 30, 2003, the advisor has contractually agreed to reduce the management fee for the Fund to 0.12%. In addition, through April 30, 2003, the advisor has contractually agreed to reimburse certain operating expenses for the Fund to keep Other Expenses at 0.00%.





Example



The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $34    $106    $185     $418

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------





This section further describes the Funds'principal investment strategies and risks that are summarized in the section entitled "Risk/Return Summary." The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.



The Government Money Market Fund and Money Market Fund have specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements on money market funds. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.






 Glossary



TYPES OF SECURITIES



Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.



Fixed income or debt securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.



U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury or by the agency or instrumentality issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.





Money market instruments are high-quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible instruments for a money market fund. Money market securities include commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.



RATING AGENCIES



Moody's is Moody's Investor Services, Inc.



Duff & Phelps is Duff & Phelps Credit Rating Co.



Fitch is Fitch IBCA, Inc.



S&P is Standard & Poor's Rating Services.




 Principal Investment Strategies and Risks





Derivatives. The Index Funds may, but are not required to, use futures contracts which are a type of derivative. A derivative is a financial contract whose value is based on a security, an asset or a market index. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Index Funds may, but are not required to, use derivatives for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. The Index Funds will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.



The use of derivative instruments, such as futures contracts, exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
(2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.



Repurchase Agreements. The Funds may buy securities generally from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.







Variable and Floating Rate Instruments. The Money Market Funds may invest in variable and floating rate securities. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate.



These instruments include variable amount master demand notes.





Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.




 Other Investment Strategies and Risks



Foreign Securities. The Money Market Fund may invest in U.S. dollar denominated money market securities of foreign issuers, and the Index Funds may invest in foreign equity securities. In each case, these foreign securities may include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. Foreign investments may also involve risks associated with political instability, future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.



Zero Coupon Bonds. The Government Money Market Fund may invest in zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. The Government Money Market Fund may invest in stripped securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.



When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.


A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.





Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes and redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).



Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.



Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.



Guaranteed Investment Contracts. The Money Market Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.



Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Money Market Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.





Securities Lending. The Funds may seek additional income by lending portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional gains or losses may be realized. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money. Securities lending may represent no more than 25% of the value of a Fund's total assets (including loan collateral).

YOUR INVESTMENT
--------------------------------------------------------------------------------



This section describes how to do business with the Funds. This Prospectus relates only to the Class Y shares of the Funds. The Funds offer other classes with different fees and expenses in separate prospectuses.



 How to Reach the Funds

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:
           The Munder Funds

           c/o PFPC Inc.

           P.O. Box 9701
           Providence, RI 02940-9701

By overnight delivery:
           The Munder Funds

           c/o PFPC Inc.

           4400 Computer Drive
           Westborough, MA 01581


 Purchasing Shares

Who May Purchase Shares

The following persons may purchase Class Y shares of the Funds:


..  fiduciary and discretionary accounts of institutions;




.. institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; and investment advisors, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);



..  high net worth individuals approved by the advisor;



.. directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;



..  the advisor's investment advisory clients; and



..  family members of employees of the advisor.



Each Fund also issues one or more classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.


Purchase Price of Shares

Class Y shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.



Broker-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.


Policies for Purchasing Shares


Minimum initial investment


The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $3 million for the Index Funds and $1 million for the Money Market Funds. Other investors are not subject to any minimum.





There is no minimum for subsequent investments. The Funds reserve the right to waive any applicable minimum investment requirement.



Timing of orders



.. Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.



.. If your purchase order and payment for the Government Money Market Fund or the Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.


Methods for Purchasing Shares
You may purchase Class Y shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

.. Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.


.. By Mail. You may open an account directly through the Funds' transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940-9701, or by overnight delivery to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough MA 01581. You can obtain an account application form by calling
   (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the applicable address listed above. We reserve the right to refuse any payment such as cash, temporary checks, credit cards or third-party checks.



.. By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:


   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.


 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
.. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.


..  If we receive a redemption order for a Fund (other than the Government Money
   Market Fund or the Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for the Government Money Market Fund or the Money Market Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If a redemption order for the Government Money Market Fund or the Money Market Fund is received after 2:45 p.m. (Eastern time), we will normally wire redemption proceeds the next business day.



.. If your redemption order and payment for the Government Money Market Fund or the Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.


Methods for Redeeming Shares

.. You may redeem shares of all Funds through your broker-dealer, financial advisor or financial institution.



 Additional Policies for Purchases
 and Redemptions


.. We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.


..  The Funds reserve the right to reject any purchase order.

.. At any time, the Funds may change any of their purchase or redemption practices, and may suspend the sale of their shares.


.. The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).


.. We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



..  To limit the Funds' expenses, we no longer issue share certificates.


..  A Fund may temporarily stop redeeming shares if:


   . the NYSE is closed;


   . trading on the NYSE is restricted;

   . an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

   . the SEC orders the Fund to suspend redemptions.




.. If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.



.. The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. If a shareholder receives portfolio securities, the shareholder may have to pay transaction costs to dispose of these securities.


.. We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.


.. We may redeem your account if its value is below $2,500, upon 30 days' advance written notice.



.. If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. Confirmations of transactions effected through a financial institution will be sent to the institution.


.. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.


 Other Information




The Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.


The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payments or payments for other shareholder services out of their own resources and without additional cost to the Funds or their shareholders.



Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV for Class Y shares is calculated by
(1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.





The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time. The NAV of the Index Funds is generally based on the current market value of the securities held in the Fund. In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.



The Money Market Funds' NAV may be calculated and these Funds may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time), on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m., (Eastern time), on that date.



If reliable current market values are not readily available for any security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Funds to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Funds at the regularly scheduled quarterly meetings of the Board.



Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).





The Funds normally trade in foreign securities (in the form of depository receipts or otherwise) in U.S. markets. These foreign securities are typically valued at their market price in the U.S. market in which they trade as of the close of business on the NYSE. However, the principal market in which such securities trade may be overseas. Occasionally, events that affect the value of a Fund's foreign securities may occur between the time the U.S. market for a Fund's foreign securities closes and the closing of the principal foreign market for those securities. If the advisor believes that such events materially affect the value of a Fund's foreign securities, such securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Directors.

DISTRIBUTIONS
--------------------------------------------------------------------------------


As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.


INDEX FUNDS


The Index Funds declare and pay dividend distributions, if any, quarterly.





MONEY MARKET FUNDS





The Money Market Funds declare dividend distributions daily and pay them monthly.


ALL FUNDS


All of the Funds distribute their net realized capital gains, if any, at least annually.



It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.



Each Fund will pay both dividend and capital gain distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.



 Taxes on Distributions


You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.


Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


 Taxes on Sales


If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.



 Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------



 Investment Advisor



Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009, through World Asset Management ("World"), a division of MCM, is the investment advisor for the Index Funds. MCM is also the investment advisor for the Money Market Funds. As of March 31, 2002, MCM had approximately $33.1 billion in assets under management, of which $17.2 billion were invested in equity securities, $8.3 billion were invested in money market or other short-term instruments, $6.1 billion were invested in other fixed income securities and $1.5 billion were invested in balanced investments.





MCM provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.



During the fiscal year ended December 31, 2001, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:



                    S&P 500(R) Index Equity Fund..... 0.00%
                    S&P(R) MidCap Index Equity Fund.. 0.00%
                    S&P(R) SmallCap Index Equity Fund 0.00%
                    Government Money Market Fund..... 0.12%
                    Money Market Fund................ 0.12%





Because MCM voluntarily agreed to waive its fees for each of the Index Funds, the payments shown above for those Funds are less than the contractual advisory fees of 0.07%, 0.15% and 0.15% of the average daily net assets, respectively, of the S&P 500(R) Index Equity Fund, S&P(R) MidCap Index Equity Fund and S&P(R) SmallCap Index Equity Fund. Because MCM contractually agreed to waive a portion of its fees for the Government Money Market Fund and the Money Market Fund, the payments shown above for those funds are less than the contractual advisory fees of 0.20% of each Fund's average daily net assets.



 Portfolio Managers

INDEX FUNDS


A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Index Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the annual report and incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789.



                                                                               S&P 500 Index Equity Fund(a)
                                                                   -------------------------------------------------
                                                                     Year       Year       Year       Year    Period
                                                                    Ended      Ended       Ended     Ended    Ended
                                                                   12/31/01   12/31/00  12/31/99(d) 12/31/98 12/31/97
                                                                   --------   --------  ----------- -------- --------
Net asset value, beginning of period.............................. $  11.03   $ 14.51    $  12.49   $ 10.00  $ 10.00

                                                                   --------   -------    --------   -------  -------
Income from investment operations:
Net investment income.............................................     0.13      0.16        0.17      0.17     0.04
Net realized and unrealized gain/(loss) on investments............    (1.45)    (1.52)       2.36      2.63     0.00(e)

                                                                   --------   -------    --------   -------  -------
Total from investment operations..................................    (1.32)    (1.36)       2.53      2.80     0.04

                                                                   --------   -------    --------   -------  -------
Less distributions:
Distributions from net investment income..........................    (0.11)    (0.13)      (0.17)    (0.17)   (0.04)
Distributions from net realized gains.............................    (0.02)    (1.99)      (0.32)    (0.14)      --
Distributions from capital........................................       --        --       (0.02)       --       --

                                                                   --------   -------    --------   -------  -------
Total distributions...............................................    (0.13)    (2.12)      (0.51)    (0.31)   (0.04)

                                                                   --------   -------    --------   -------  -------
Net asset value, end of period.................................... $   9.58   $ 11.03    $  14.51   $ 12.49  $ 10.00

                                                                   ========   =======    ========   =======  =======
Total return (b)..................................................   (11.93)%   (9.32)%     20.56%    28.22%    0.39%

                                                                   ========   =======    ========   =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $165,789   $90,395    $118,761   $69,032  $63,999
Ratio of operating expenses to average net assets.................     0.09%     0.09%       0.09%     0.09%    0.09%(c)
Ratio of net investment income to average net assets..............     1.31%     1.15%       1.26%     1.44%    1.76%(c)
Portfolio turnover................................................        2%       65%         10%        6%       0%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     0.27%     0.27%       0.32%     0.32%    0.61%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional S&P 500 Index Equity Fund Class Y shares commenced operations on October 14, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                                                                                   S&P MidCap Index Equity Fund(a)
                                                                              --------------------------------------
                                                                                Year      Year      Year      Period
                                                                               Ended     Ended      Ended     Ended
                                                                              12/31/01  12/31/00 12/31/99(d) 12/31/98
                                                                              --------  -------- ----------- --------
Net asset value, beginning of period.........................................  $ 9.74    $10.29    $11.08    $ 10.00

                                                                               ------    ------    ------    -------
Income from investment operations:
Net investment income........................................................    0.11      0.15      0.16       0.11
Net realized and unrealized gain/(loss) on investments.......................   (0.26)     1.56      1.48       1.34

                                                                               ------    ------    ------    -------
Total from investment operations.............................................   (0.15)     1.71      1.64       1.45

                                                                               ------    ------    ------    -------
Less distributions:
Distributions from net investment income.....................................   (0.09)    (0.14)    (0.17)     (0.11)
Distributions in excess of net investment income.............................      --        --     (0.05)        --
Distributions from net realized gains........................................   (0.07)    (2.12)    (2.21)     (0.26)

                                                                               ------    ------    ------    -------
Total distributions..........................................................   (0.16)    (2.26)    (2.43)     (0.37)

                                                                               ------    ------    ------    -------
Net asset value, end of period...............................................  $ 9.43    $ 9.74    $10.29    $ 11.08

                                                                               ======    ======    ======    =======
Total return (b).............................................................   (1.29)%   17.74%    14.69%     15.04%

                                                                               ======    ======    ======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................  $9,424    $8,141    $9,264    $10,853
Ratio of operating expenses to average net assets............................    0.18%     0.18%     0.18%      0.18%(c)
Ratio of net investment income to average net assets.........................    1.25%     1.36%     1.46%      1.20%(c)
Portfolio turnover...........................................................      22%       86%       36%          37%
Ratio of operating expenses to average net assets without expenses reimbursed    0.81%     0.83%     1.04%      0.88%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional S&P MidCap Index Equity Fund Class Y shares commenced operations on February 13, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                       S&P SmallCap Index Equity Fund(a)
                                                           ------------------------------------------------------
                                                             Year     Year       Period       Period       Period
                                                            Ended    Ended       Ended         Ended        Ended
                                                           12/31/01 12/31/00 12/31/99(d)(e) 12/31/98(e)  12/31/97(h)
                                                           -------- -------- -------------- -----------  -----------
Net asset value, beginning of period......................  $10.94   $10.91     $ 10.00       $10.23       $10.00

                                                            ------   ------     -------       ------       ------
Income from investment operations:
Net investment income.....................................    0.08     0.09        0.02         0.02         0.04
Net realized and unrealized gain on investments...........    0.52     1.00        1.02         0.84         0.26

                                                            ------   ------     -------       ------       ------
Total from investment operations..........................    0.60     1.09        1.04         0.86         0.30

                                                            ------   ------     -------       ------       ------
Less distributions:
Distributions from net investment income..................   (0.06)   (0.07)      (0.01)          --        (0.04)
Distributions from net realized gains.....................   (0.40)   (0.99)         --           --           --
Distributions from capital................................      --       --       (0.12)       (0.04)       (0.03)

                                                            ------   ------     -------       ------       ------
Total distributions.......................................   (0.46)   (1.06)      (0.13)       (0.04)       (0.07)

                                                            ------   ------     -------       ------       ------
Net asset value, end of period............................  $11.08   $10.94     $ 10.91       $11.05(f)    $10.23

                                                            ======   ======     =======       ======       ======
Total return (b)..........................................    6.45%   10.58%      10.50%        8.41%        3.00%

                                                            ======   ======     =======       ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................  $8,136   $9,181     $22,834       $   --       $2,559
Ratio of operating expenses to average net assets.........    0.18%    0.18%       0.18%(c)     0.18%(g)     0.18%(c)
Ratio of net investment income to average net assets......    0.74%    0.62%       1.14%(c)     0.52%(g)     0.80%(c)
Portfolio turnover........................................      23%     101%          3%          17%           8%
Ratio of operating expenses to average net assets with-out
 expenses reimbursed......................................    0.45%    0.57%       0.52%(c)     4.53%(g)     3.88%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional S&P 500 SmallCap Index Equity Fund Class Y shares commenced operations on August 7, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.
(f)Reflects the net asset value on May 18, 1998.
(g)Annualized based on the activity of the Fund through May 18, 1998.

(h)From commencement of operations on August 7, 1997.

                                                                               Government
                                                                              Money Market
                                                                                Fund(a)
                                                                              ------------
                                                                              Period Ended
                                                                                12/31/01
                                                                              ------------
Net asset value, beginning of period.........................................   $  1.00

                                                                                -------
Income from investment operations:
Net investment income........................................................     0.005

                                                                                -------
Total from investment operations.............................................     0.005

                                                                                -------
Less distributions:
Distributions from net investment income.....................................    (0.005)

                                                                                -------
Total distributions..........................................................    (0.005)

                                                                                -------
Net asset value, end of period...............................................   $  1.00

                                                                                =======
Total return (b).............................................................      0.50%

                                                                                =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $13,218
Ratio of operating expenses to average net assets............................      0.12%(c)
Ratio of net investment income to average net assets.........................      2.13%(c)
Ratio of operating expenses to average net assets without expenses reimbursed      0.46%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Government Money Market Fund Class Y shares commenced operations on October 3, 2001.


(b)Total return represents aggregate total return for the period indicated.


(c)Annualized.

                                                                                    Money Market Fund(a)
                                                                              ----------------------------
                                                                                Year      Year     Period
                                                                               Ended     Ended     Ended
                                                                              12/31/01  12/31/00  12/31/99
                                                                              --------  --------  --------
Net asset value, beginning of period......................................... $   1.00  $   1.00  $   1.00

                                                                              --------  --------  --------
Income from investment operations:
Net investment income........................................................    0.041     0.062     0.050

                                                                              --------  --------  --------
Total from investment operations.............................................    0.041     0.062     0.050

                                                                              --------  --------  --------
Less distributions:
Distributions from net investment income.....................................   (0.041)   (0.062)   (0.050)

                                                                              --------  --------  --------
Total distributions..........................................................   (0.041)   (0.062)   (0.050)

                                                                              --------  --------  --------
Net asset value, end of period............................................... $   1.00  $   1.00  $   1.00

                                                                              ========  ========  ========
Total return (b).............................................................     4.20%     6.44%     5.09%

                                                                              ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $553,773  $155,191  $102,535
Ratio of operating expenses to average net assets............................     0.12%     0.18%     0.20%(c)
Ratio of net investment income to average net assets.........................     3.63%     6.26%     4.99%(c)
Ratio of operating expenses to average net assets without expenses reimbursed     0.33%     0.31%     0.37%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional Money Market Fund Class Y shares commenced operations on January 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

APPENDIX
--------------------------------------------------------------------------------


 Standard & Poor's Indexes


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600" and "600" are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by St. Clair Funds, Inc. (the "Company") Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.


The Index Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Index Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 to track general stock market performance. S&P's only relationship to the Index Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Index Funds. S&P has no obligation to take the needs of the Company or the owners of the Index Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Funds or the timing of the issuance or sale of the Index Funds or in the determination or calculation of the equation by which the Index Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Index Funds, owners of the Index Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

             More information about the Funds is available free of charge upon request, including the following:


             ANNUAL/SEMI-ANNUAL REPORTS

             Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


             STATEMENT OF ADDITIONAL INFORMATION

             Provides more details about all of the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (and is legally considered part of this prospectus).


               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds

               c/o PFPC Inc.

               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds

               c/o PFPC Inc.

               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov


               Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.



               You may find more information about the Funds on the Internet at: http://www.munder.com. This website is not considered part of the prospectus.



             PROINSTY402


             SEC File Number: 811-4038

--------------------------------------------------------------------------------

                                                                     Prospectus


                                                       CLASS Y-2 and Y-3 SHARES




                                                                 April 30, 2002




                                                 The Munder Institutional Funds




                                     Institutional Government Money Market Fund


                                                Institutional Money Market Fund





               As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these
                       securities. It is a criminal offense to state otherwise.


--------------------------------------------------------------------------------


        [LOGO] Munder Funds
        Be Focused

TABLE OF CONTENTS


              2   Risk/Return Summary
              2   Government Money Market Fund
              4   Money Market Fund

              7   More About The Funds
              7   Principal Investment Strategies and Risks
              7   Other Investment Strategies and Risks

              9   Your Investment
              9   How To Reach the Funds
              9   Purchasing Shares
             10   Redeeming Shares
             10   Additional Policies for Purchases and Redemptions

             11   Distribution Arrangements
             11   12b-1 Fees
             11   Other Information

             12   Pricing Of Fund Shares

             12   Distributions

             13   Federal Tax Considerations
             13   Taxes on Distributions
             13   Taxes on Sales
             13   Other Considerations

             14   Management
             14   Investment Advisor
             15   Financial Highlights


Back Cover For Additional Information

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds."


Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval.

GOVERNMENT MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.


 Principal Risks


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.


The Fund is subject to the following principal investment risk:


.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.



 Performance


As of the date of this prospectus, the Fund had not been in operation for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.



You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

 Fees and Expenses--Government Money Market Fund



The table below describes the fees and expenses that you may pay if you buy and hold Y-2 or Y-3 shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.



Although it appears that the Class Y-2 and Class Y-3 shares of the Fund have identical fees and expenses, the actual fees and expenses paid by the shareholders may vary between the classes over time as a result of differing 12b-1 fee waivers by the distributor. Currently, the difference in fees paid by the Class Y-2 and Class Y-3 shareholders is the result of a voluntary fee waiver. The distributor of the Fund has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Class Y-2 shares and 0.695% for Class Y-3 shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. The difference in the level of the 12b-1 fee limitations is a result of the distributor's expectation that the actual expenses related to distributing the Class Y-2 shares will be lower due to the higher minimum investment required for the Class Y-2 shares.



Shareholder Fees (fees paid directly from your investment)                   Class_Y-2 Class_Y-3
        Maximum Sales Charge (Load) Imposed on Purchases....................    None      None
        Maximum Deferred Sales Charge (Load)................................    None      None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends.........    None      None
        Redemption Fees.....................................................    None      None
        Exchange Fees.......................................................    None      None
                                                                             Class Y-2 Class Y-3
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)     %         %
as a % of net assets                                                         --------- ---------
        Management Fees (1).................................................    0.20      0.20
        Distribution and/or Service (12b-1) Fees (2)........................    1.00      1.00
        Other Expenses (1)(3)...............................................    0.20      0.20
                                                                               -----     -----
        Total Annual Fund Operating Expenses................................    1.40      1.40
                                                                               =====     =====
        Less Fee Waivers & Reimbursements (1)...............................   (0.28)    (0.28)
                                                                               -----     -----
        Net Expenses........................................................    1.12      1.12
                                                                               =====     =====



--------------------------------------------------------------------------------

(1)Through April 30, 2003, the advisor has contractually agreed to reduce management fees for the Fund to 0.12%. In addition, through April 30, 2003, the advisor has contractually agreed to reimburse certain operating expenses for the Fund to keep Other Expenses at 0.00%.


(2)The distributor has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Class Y-2 shares and 0.695% for


   Class Y-3 shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation and the contractual management fee waiver and expense reimbursements, Distribution and/or Service (12b-1) Fees and Total Annual Fund Operating Expenses for the Fund based on the prior fiscal year would be 0.445% and 0.565%, respectively for Class Y-2 shares and 0.695% and 0.815%, respectively for Class Y-3 shares.


(3)Other expenses are based on estimates for the current fiscal year.



Example



This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                    Class Y-2 Class Y-3
                     Shares    Shares
                    --------- ---------
1 Year.............   $143      $143
3 Years............   $443      $443

MONEY MARKET FUND


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.


 Principal Risks


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.


The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.


.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer- term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.



.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.


Because each of Class Y-2 and Class Y-3 shares do not have a full calendar year of performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to any distribution or shareholder servicing fees. Class Y-2 and Class Y-3 shares are each subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses--Money Market Fund." Performance for Class Y-2 Shares and Class Y-3 shares of the Money Market Fund would have been substantially similar to that of the Class Y shares of the Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Class Y-2 and Class Y-3 shares would have been lower than that of the Class Y shares because of the higher fees and expenses of each of the Class Y-2 and Class Y-3 shares.


When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

Money Market Fund Class Y
Total Return (%)
(per calendar year)

1999   5.09%
2000   6.44%
2001   4.20%

Best and Worst Quarterly Performance
(During the periods shown above)


Best Quarter:  Q4 2000 1.67%
Worst Quarter: Q4 2001 0.64%


Average Annual Total Return

(For the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                             Since
                                           Inception
                                1 Year (January 4, 1999)
                                  %            %
                        --------------------------------
                        Class Y  4.20        5.25


You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

 Fees and Expenses-Money Market Fund



The table below describes the fees and expenses that you may pay if you buy and hold Class Y-2 or Y-3 shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.



Although it appears that the Class Y-2 and Class Y-3 shares of the Fund have identical fees and expenses, the actual fees and expenses paid by the shareholders may vary between the classes over time as a result of differing 12b-1 fee waivers by the distributor. Currently, the difference in fees paid by the Class Y-2 and Class Y-3 shareholders is the result of a voluntary fee waiver. The distributor of the Fund has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Class Y-2 shares and 0.695% for Class Y-3 shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. The difference in the level of the 12b-1 fee limitations is a result of the distributor's expectation that the actual expenses related to distributing the Class Y-2 shares will be lower due to the higher minimum investment required for the Class Y-2 shares.



                                                            Class Y-2 Class Y-3
 Shareholder Fees (fees paid directly from your investment) --------- ---------
    Maximum Sales Charge (Load) Imposed on Purchase........   None      None
    Maximum Deferred Sales Charge (Load)...................   None      None
    Sales Charge (Load) Imposed on Reinvested Dividends....   None      None
    Redemption Fees........................................   None      None
    Exchange Fees..........................................   None      None





                                                                                    Class Y-2 Class Y-3
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a %     %         %
of net assets                                                                       --------- ---------
                   Management Fees (1).............................................   0.20      0.20
                   Distribution and/or Service (12b-1) Fees (2)....................   1.00      1.00
                   Other Expenses (1)..............................................   0.13      0.13

                                                                                     ------    ------
                   Total Annual Fund Operating Expenses............................   1.33      1.33

                                                                                     ------    ------
                   Less Fee Waivers & Reimbursements (1)...........................  (0.21)    (0.21)

                                                                                     ------    ------
                   Net Expenses....................................................   1.12      1.12

                                                                                     ======    ======

--------------------------------------------------------------------------------

(1)Through April 30, 2003, the advisor has contractually agreed to reduce management fees for the Fund to 0.12%. In addition, through April 30, 2003, the advisor has contractually agreed to reimburse certain operating expenses for the Fund to keep Other Expenses at 0.00%.


(2)The distributor has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Class Y-2 shares and 0.695% for


   Class Y-3 shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation and the contractual management fee waiver and expense reimbursements, Distribution and/or Service (12b-1) Fees and Total Annual Fund Operating Expenses for the Fund based on the prior fiscal year would be 0.445% and 0.565%, respectively for Class Y-2 shares and 0.695% and 0.815%, respectively for Class Y-3 shares.


Example


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:



                                   Class Y-2 Class Y-3
                                    Shares    shares
                                   --------- ---------
                          1 Year..  $  135    $  135
                          3 Years.  $  421    $  421
                          5 Years.  $  729    $  729
                          10 Years  $1,601    $1,601

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------


The Funds' principal strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investments. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information.


Each Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.


 Principal Investment Strategies and Risks


Money Market Securities. Each Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. The Money Market Fund may invest in money market securities including certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.



U.S. Government Securities. Each Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. U.S. Government Securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collaterized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.



Repurchase Agreements. Each Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.



Variable and Floating Rate Instruments.   The Funds may invest in variable and
floating rate instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.







Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.



 Other Investment Strategies and Risks


Foreign Securities. The Money Market Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securites. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.



Zero Coupon Bonds. The Government Money Market Fund invests in zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.


Stripped Securities. The Government Money Market Fund may invest in stripped securites. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.



When-Issued Securities, Delayed Delivery Transactions and Forward
Commitments.   A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.



Borrowing and Reverse Repurchase Agreements.   The Funds may borrow money from
banks and enter into reverse repurchase agreements with banks and other financial institutions for emergency purposes and redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.





Guaranteed Investment Contracts. The Money Market Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.



Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Money Market Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.





Securities Lending. The Funds may seek additional income by lending portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional gains or losses may be realized. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money. Securities lending may represent no more than 25% of the value of a Fund's total assets (including loan collateral).

YOUR INVESTMENT
--------------------------------------------------------------------------------


This section describes how to do business with the Funds. This Prospectus relates to the Class Y-2 and Class Y-3 shares of the Funds. The Funds offer other classes with different fees and expenses in separate prospectuses.



 How to Reach the Funds

By telephone:
            1-800-438-5789
            Call for shareholder services.

By mail:
            The Munder Funds

            c/o PFPC Inc.

            P.O. Box 9701

            Providence, RI 02940-9701


By overnight
            The Munder Funds
delivery:

            c/o PFPC Inc.

            4400 Computer Drive
            Westborough, MA 01581


 Purchasing Shares

Who May Purchase Shares

The following persons may purchase Class Y-2 and Class Y-3 shares of the Funds:


..  fiduciary and discretionary accounts of institutions;




.. institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations, pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; and investment advisors, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);



..  high net worth individuals approved by the advisor;



.. directors, trustees, officers and employees of the Munder Funds, the advisor and the Fund's distributor;



..  the advisor's investment advisory clients; and


..  family members of employees of the advisor.


Each Fund also issues one or more classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.


Purchase Price of Shares

Class Y-2 and Class Y-3 shares of the Funds are sold at the net asset value
(NAV) next determined after a purchase order is received in proper form.


Brokers-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares


Minimum investments


The minimum initial Investment for the Funds is $500,000 for Class Y-2 shares and $100,000 for Class Y-3 shares. There is no minimum for subsequent investments. The Funds reserve the right to waive any applicable minimum investment requirement.



Timing of orders


.. Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) in order to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.


.. If your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares

You may purchase Class Y-2 or Class Y-3 shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.


.. Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.


.. By Mail. You may open an account directly through the Funds' transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701,

  Providence, RI 02940-9701, or by overnight delivery to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the applicable address listed above. We reserve the right to refuse any payment such as cash, temporary checks, credit cards or third-party checks.



.. By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:


   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.


 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
.. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.




.. If we receive a redemption order for a Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If a redemption order for a Fund is received after 2:45 p.m. (Eastern time), we will normally wire redemption proceeds the next business day.


..  If your redemption order is received in proper form before 2:45 p.m.
   (Eastern time), you will not receive dividends for that day.

Methods for Redeeming Shares
.. You may redeem shares of all Funds through your broker-dealer or financial institution.


 Additional Policies for Purchases and Redemptions


.. We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject requests that are not in proper form.


..  The Funds reserve the right to reject any purchase order.


.. At any time, the Funds may change any of their purchase or redemption practices, and may suspend the sale of their shares.


.. The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).


.. We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



..  To limit the Funds' expenses, we no longer issue share certificates.


..  A Fund may temporarily stop redeeming shares if:

   . the NYSE is closed;

   . trading on the NYSE is restricted;

   . an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

   . the SEC orders the Fund to suspend redemptions.

.. If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.


.. The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. If a shareholder receives portfolio securities, the shareholder may have to pay transaction costs to dispose of these securities.


.. We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for unauthorized transactions.


.. We may redeem your account if its value is below $2,500, upon 30 days' advance written notice.



.. If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. Confirmations of transactions effected through a financial institution will be sent to the institution.


.. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


 12b-1 Fees


The Funds have adopted a Distribution and Service Plan with respect to their Class Y-2 and Class Y-3 shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the Plan, the Funds may pay up to 0.25% of the daily net assets of Class Y-2 and Class Y-3 shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class Y-2 and Class Y-3 shares to finance activities relating to the distribution of its shares.


Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


 Other Information

In addition to paying 12b-1 fees, the Funds may pay to banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.


The Funds' service providers, or any of their affiliates may, from time to time, make these types of payments or payments for other shareholder services or relating to distribution of the Fund's shares out of their own resources and without additional cost to the Funds or their shareholders.



Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.



If reliable current market values are not readily available for any security (or if using the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Funds to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Funds at the regularly scheduled quarterly meetings of the Board.



The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time. In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the aquisition cost and value of maturity of the instrument on a straight-line basis over the remaining life of the instrument.



A Fund's NAV may be calculated and a Fund may be open for business on weekdays when the NYSE is closed, but the Federal Reserve, Bank of Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of a Fund determined as of 4:00 p.m. (Eastern time) on that date.


DISTRIBUTIONS
--------------------------------------------------------------------------------


As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.


Dividend distributions are declared daily and paid monthly.

Each Fund distributes its net realized capital gains, if any, at least annually.


It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.



Each Fund will pay both dividend and capital gain distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.



 Taxes on Distributions


You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.



Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares. Due to their investment strategies, these Funds are unlikely to derive net long-term capital gains.


Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


 Taxes on Sales




Assuming the Fund preserves the value of your investment at $1.00 per share during the period you own Fund shares, you will generally not recognize taxable gain or loss when you sell shares of the Fund.



 Other Considerations



If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------


 Investment Advisor


Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Funds. As of March 31, 2002, MCM had approximately $33.1 billion in assets under management, of which $17.2 billion were invested in equity securities, $8.3 billion were invested in money market or other short-term instruments, $6.1 billion were invested in other fixed income securities, and $1.5 billion were invested in balanced investments.



The advisor provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.



During the fiscal year ended December 31, 2001, the Money Market Fund and the Government Money Market Fund, each paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers) of 0.12%. Because MCM contractually agreed to waive a portion of its fees for each Fund, these payments shown are less than the contractual advisory fee of 0.20% of each Fund's average daily net assets.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights for the Government Money Market Fund and the Money Market Fund that appear in the pages that follow are for Class Y shares of each Fund, which are not offered in this Prospectus. Class Y shares are not subject to any distribution or shareholder servicing fees. Class K shares are subject to a 0.25% shareholder servicing fee. Performance of the Class Y-2 and Y-3 shares of each Fund would have been substantially similar to that of the Class Y shares of that Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Class Y-2 and Y-3 shares would have been lower than that of the Class Y shares because of the higher fees and expenses of each of the Class Y-2 and Y-3 shares.





                                                                               Government
                                                                              Money Market
                                                                                Fund(a)
                                                                              ------------
                                                                              Period Ended
                                                                                12/31/01
                                                                                Class Y
                                                                              ------------
Net asset value, beginning of period.........................................   $  1.00

                                                                                -------
Income from investment operations:
Net investment income........................................................     0.005

                                                                                -------
Total from investment operations.............................................     0.005

                                                                                -------
Less distributions:
Distributions from net investment income.....................................    (0.005)

                                                                                -------
Total distributions..........................................................    (0.005)

                                                                                -------
Net asset value, end of period...............................................   $  1.00

                                                                                =======
Total return (b).............................................................      0.50%

                                                                                =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $13,218
Ratio of operating expenses to average net assets............................      0.12%(c)
Ratio of net investment income to average net assets.........................      2.13%(c)
Ratio of operating expenses to average net assets without expenses reimbursed      0.46%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Government Money Market Fund Class Y shares commenced operations on October 3, 2001.


(b)Total return represents aggregate total return for the period indicated.


(c)Annualized.

                                                                                    Money Market Fund(a)
                                                                              ----------------------------
                                                                                Year      Year     Period
                                                                               Ended     Ended     Ended
                                                                              12/31/01  12/31/00  12/31/99
                                                                              Class Y    ClassY    ClassY
                                                                              --------  --------  --------
Net asset value, beginning of period......................................... $   1.00  $   1.00  $   1.00

                                                                              --------  --------  --------
Income from investment operations:
Net investment income........................................................    0.041     0.062     0.050

                                                                              --------  --------  --------
Total from investment operations.............................................    0.041     0.062     0.050

                                                                              --------  --------  --------
Less distributions:
Distributions from net investment income.....................................   (0.041)   (0.062)   (0.050)

                                                                              --------  --------  --------
Total distributions..........................................................   (0.041)   (0.062)   (0.050)

                                                                              --------  --------  --------
Net asset value, end of period............................................... $   1.00  $   1.00  $   1.00

                                                                              ========  ========  ========
Total return (b).............................................................     4.20%     6.44%     5.09%

                                                                              ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $553,773  $155,191  $102,535
Ratio of operating expenses to average net assets............................     0.12%     0.18%     0.20%(c)
Ratio of net investment income to average net assets.........................     3.63%     6.26%     4.99%(c)
Ratio of operating expenses to average net assets without expenses reimbursed     0.33%     0.31%     0.37%(c)

--------------------------------------------------------------------------------
(a)The Munder Institutional Money Market Fund Class Y shares commenced operations on January 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

             More information about the Funds is available free of charge upon request, including the following:




             ANNUAL/SEMI-ANNUAL REPORTS

             Additional information about the Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




             STATEMENT OF ADDITIONAL INFORMATION

             Provides more details about a Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (and is legally considered part of this prospectus).


               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds

               c/o PFPC Inc.

               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds

               c/o PFPC Inc.

               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov






               Information about the Funds (including the Statement of Additional Information) can be review and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on th EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.



               You may find more information about the Funds on the Internet at: http://www.munder.com. This website is not considered a part of the prospectus.



             PROGVTMNY-2Y-3402.



             SEC File Number: 811-4038



--------------------------------------------------------------------------------

                      ---------------------------------------------------------
                       p r o s p e c t u s


                                             LIQUIDITY PLUS MONEY MARKET FUND


                                                               April 30, 2002




                                   As with all mutual funds, the Securities and
                                Exchange Commission does not guarantee that the
                                  information in this prospectus is accurate or
                             complete, nor has it approved or disapproved these
                       securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

              2  Risk/Return Summary

              5  More About The Fund
              5  Principal Investment Strategies and Risks
              5  Other Investment Strategies and Risks

              7  Your Investment
              7  How To Reach The Fund
              7  Purchasing Shares
              7  Redeeming Shares
              7  Additional Policies for Purchases and Redemptions

              9  Distribution Arrangements
              9  Rule 12b-1 Fees
              9  Other Information

             10  Pricing Of Fund Shares

             10  Distributions

             11  Federal Tax Considerations
             11  Taxes on Distributions
             11  Taxes on Sales
             11  Other Considerations

             12  Management
             12  Investment Advisor

             13  Financial Highlights

Back Cover For Additional Information

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------




This Risk/Return Summary briefly describes the goal and principal investment strategies of the Liquidity Plus Money Market Fund and the principal risks of investing in the Fund. For further information on the Fund's other investment strategies and risks, please read the section entitled "More About the Fund."


 Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

 Principal Investment Strategies

The Fund pursues its goal by investing in U.S. dollar-denominated money market securities including U.S. Government securities, bank obligations and repurchase agreements.

 Principal Risks


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.


The Fund is subject to the following principal investment risks:

.. Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volitility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.


.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.



.. Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in the net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's past performance is not necessarily an indication of how the Fund will do in the future.

                                    [CHART]

Liquidity Plus Money Market Fund
Total Return (%)
(per calendar year)
1998      4.68%
1999      4.35%
2000      5.54%
2001      3.52%

Best and Worst Quarterly Performance
(During the periods shown above)


Best Quarter:  Q3 2000 1.44%
Worst Quarter: Q4 2001 0.54%


Average Annual Total Return

(for the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                                       Since
                                                     Inception
                                              1 Year (6/4/97)
                                                 %       %
                  --------------------------------------------
                  Liquidity Plus Money Market  3.52    4.52



You may call 1-800-438-5789 to obtain the Fund's current 7 day yield. Please specify the Liquidity


Plus Money Market Fund when requesting yield information.

 Fees and Expenses


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.


        Shareholder Fees (fees paid directly from your investment)
           Maximum Sales Charge (Load) Imposed on Purchase........ None
           Maximum Deferred Sales Charge (Load)................... None
           Sales Charge (Load) Imposed on Reinvested Dividends.... None
           Redemption Fees........................................ None
           Exchange Fees.......................................... None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
                              Management Fees.................................................... 0.35%
                              Distribution and Service (12b-1) Fees.............................. 0.35%
                              Other Expenses..................................................... 0.14%

                                                                                                  ----
                              Total Annual Fund Operating Expenses............................... 0.84%

                                                                                                  ====


Example


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $86    $268    $466    $1,037

MORE ABOUT THE FUND
--------------------------------------------------------------------------------




This section further describes the Fund's principal investment strategies and risks that are summarized in the section entitled "Risk/Return Summary." The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.



The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements on money market funds. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.




 Principal Investment Strategies and Risks



Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.



U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. U.S. Government securities include mortage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.



Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.



 Other Investment Strategies and Risks



Guaranteed Investment Contracts. The Fund invests in guaranteed investment contracts, which are agreements of the Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.


Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case, the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.


Foreign Securities. The Fund may invest in U.S. dollar-denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.


Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities include variable amount master demand notes.



Variable and floating rate securities are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate securities, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these securities.



Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral received in these transactions, additional gains or losses may be realized. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money. Securities lending may represent no more than 25% of the value of the Fund's total assets (including loan collateral).

YOUR INVESTMENT
--------------------------------------------------------------------------------


This section describes how to do business with the Fund.


 How to Reach the Fund

By telephone:  1-800-438-5789
           Call for shareholder services.

By mail:      The Munder Funds

           c/o PFPC Inc.

           P.O. Box 9701
           Providence, RI 02940-9701

By overnight
delivery:
           The Munder Funds

           c/o PFPC Inc.

           4400 Computer Drive
           Westborough, MA 01581


 Purchasing Shares

Who May Purchase Shares
Customers of certain financial institutions (including Comerica Securities) that have an agreement with the Fund to provide shareholder services to their customers may purchase shares of the Fund. Individuals may not purchase shares directly. An individual should contact his or her account representative to find out how to purchase shares.

Purchase Price of Shares
Shares of the Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Policies for Purchasing Shares
..  There is no minimum for initial or subsequent investments.

.. All share purchases are effected through a customer's account at a financial institution. Confirmations of share purchases will be sent to the financial institution involved.

.. Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

.. Provided their procedures are compatible with the purchase and redemption policies of the Fund, financial institutions may purchase shares of the Fund on behalf of their customers through automatic "sweeping" and other programs.

.. Financial institutions may charge their customers certain account fees, depending on the type of account the investor has established with the institution.


.. If a purchase order and payment is accepted by 12:00 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.



 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
.. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account established by that institution.


.. If we receive a redemption order before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If a redemption order is received between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time), we will normally wire redemption proceeds on the next business day.



.. If a redemption order is received before 12:00 p.m. (Eastern time), the redeeming shareholder will not receive dividends for that day. If a redemption order is received after 12:00 p.m. (Eastern time), the redeeming shareholder will receive that days' dividends.



 Additional Policies for Purchases and Redemptions


.. We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

..  The Fund reserves the right to reject any purchase order.

.. At any time, the Fund may change any of its purchase or redemption procedures and may suspend the sale of its shares.

.. The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

..  To limit Fund expenses, we no longer issue share certificates.

..  The Fund may temporarily stop redeeming shares if:

   . the New York Stock Exchange (NYSE) is closed;

   . trading on the NYSE is restricted;

   . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

   . the SEC orders the Fund to suspend redemption.

.. If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.


.. The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. If a shareholder receives portfolio securities, the shareholder may have to pay transaction costs to dispose of these securities.


.. We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

.. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


 Rule 12b-1 Fees


The Fund has adopted a Distribution and Service Plan. Under the Plan, the Fund may use up to 0.10% of its daily net assets to finance activities relating to the distribution of its shares and up to 0.25% of its daily net assets to pay for certain shareholder services provided by institutions that have agreements with the Fund to provide such services.


Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.


 Other Information

In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.


The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or relating to distribution of the Fund's shares, out of their own resources and without additional cost to the Fund or its shareholders.


Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV is calculated by (1) taking the current value of the Fund's total assets, (2) subtracting the liabilities and expenses, and (3) dividing the amount by the total number of shares.

If reliable current market values are not readily available for any security (or if using the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Fund at the regularly scheduled quarterly meetings of the Board.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time. In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

The Fund's NAV may be calculated and the Fund may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank of Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the Fund determined as of 4:00 p.m. (Eastern time) on that date.
DISTRIBUTIONS
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund distributes its net realized capital gains, if any, at least annually.

Dividend distributions are declared daily and paid monthly.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------



Investments in the Fund will have tax consequences that an investor should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.



 Taxes on Distributions


You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.



Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares. Due to its investment strategy this Fund is unlikely to derive net long-term capital gains.




Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

 Taxes on Sales




Assuming the Fund preserves the value of your investment at $1.00 per share during the period you own the Fund shares, you will generally not recognize taxable gain or loss when you sell shares of the Fund.



 Other Considerations



If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------



 Investment Advisor


The Fund's investment advisor is Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009. As of March 31, 2002, the advisor had approximately $33.1 billion in assets under management, of which $17.2 billion were invested in equity securities, $8.3 billion were invested in money market or other short-term instruments, $6.1 billion were invested in other fixed income securities, and $1.5 billion were invested in balanced investments.


The advisor provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.


For the fiscal year ended December 31, 2001, the Fund paid the advisor a fee equal to 0.35% of its average daily net assets.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help shareholders understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report and incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.



                                                                                          Liquidity Plus
                                                                                       Money Market Fund(a)
                                                                   --------  ------------------------------------
                                                                     Year      Year      Year      Year    Period
                                                                    Ended     Ended     Ended     Ended    Ended
                                                                   12/31/01  12/31/00  12/31/99  12/31/98 12/31/97
                                                                   --------  --------  --------  -------- --------
Net asset value, beginning of period.............................. $   1.00  $   1.00  $   1.00  $  1.00  $  1.00

                                                                   --------  --------  --------  -------  -------
Income from investment operations:
Net investment income.............................................    0.035     0.054     0.043    0.050    0.030
                                                                   --------  --------  --------  -------  -------
Total from investment operations..................................    0.035     0.054     0.043    0.050    0.030
                                                                   --------  --------  --------  -------  -------
Less distributions:
Distributions from net investment income..........................   (0.035)   (0.054)   (0.043)  (0.050)  (0.030)
                                                                   --------  --------  --------  -------  -------
Total distributions...............................................   (0.035)   (0.054)   (0.043)  (0.050)  (0.030)
                                                                   --------  --------  --------  -------  -------
Net asset value, end of period.................................... $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                                   ========  ========  ========  =======  =======
Total return (b)..................................................     3.52%     5.54%     4.35%    4.68%    2.59%
                                                                   ========  ========  ========  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $165,734  $130,375  $109,551  $76,965  $56,636
Ratio of operating expenses to average net assets.................     0.84%     1.00%     0.96%    0.97%    0.86%(c)
Ratio of net investment income to average net assets..............     3.39%     5.41%     4.28%    4.58%    4.29%(c)
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     0.84%     1.00%     0.96%    0.97%    0.86%(c)

--------------------------------------------------------------------------------

(a)Liquidity Plus Money Market Fund commenced operations on June 4, 1997.

(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

      More information about the Fund is available free of charge upon request, including the following:


      ANNUAL/SEMI-ANNUAL REPORTS

      Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


      STATEMENT OF ADDITIONAL INFORMATION

      Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (and is legally considered part of this prospectus).


      To Obtain Information:

      BY TELEPHONE
      Call 1-800-438-5789

      BY MAIL
      Write to:
      The Munder Funds

      c/o PFPC Inc.

      P.O. Box 9701
      Providence, RI 02940-9701

      BY OVERNIGHT DELIVERY TO:
      The Munder Funds

      c/o PFPC Inc.

      4400 Computer Drive
      Westborough, MA 01581

      ON THE INTERNET
      Text-only versions of fund documents can be viewed online or downloaded from:

      SECURITIES AND EXCHANGE COMMISSION
      http://www.sec.gov


      Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.



      You may find more information about the Fund on the Internet at: http://www.munder.com. This website is not considered a part of the prospectus.



      PROLIQ402

      SEC file number: 811-4038

                                                                     Prospectus

                                                                 CLASS Y SHARES



                                                                 April 30, 2002



                                                 The Munder Institutional Funds


                                         Institutional Short Term Treasury Fund







               As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these
                       securities. It is a criminal offense to state otherwise.


--------------------------------------------------------------------------------


        [LOGO] Munder Funds
        Be Focused

TABLE OF CONTENTS


             2   Risk/Return Summary

             5   More About The Fund
             5   Principal Investment Strategies and Risks
             5   Other Investment Strategies and Risks

             6   Your Investment
             6   How To Reach the Fund
             6   Purchasing Shares
             7   Redeeming Shares
             7   Additional Policies for Purchases and Redemptions
             8   Other Information
             9   Pricing Of Fund Shares

             10  Distributions

             11  Federal Tax Considerations
             11  Taxes on Distributions
             11  Taxes on Sales
             11  Other Considerations

             12  Management
             12  Investment Advisor
             12  Portfolio Managers

             13  Financial Highlights




Back Cover For Additional Information

RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


This Risk/Return Summary briefly describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund's other investment strategies and risks, please read the section entitled "More About the Fund."



Unless otherwise noted, all goals of the Fund are non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval. Certain investment strategies for the Fund may not be changed without 60 days' prior notice to shareholders.





 Goal


The Fund's goal is to provide as high a level of current income as is consistent with the preservation of capital.



 Principal Investment Strategies


The Fund normally invests at least 80% of its net assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund will purchase U.S. Treasury securities with remaining maturities of three years or less. The Fund's dollar weighted average maturity usually will not exceed two years.



The Fund may also engage in short-term trading.



 Principal Risks


All investments carry some degree of risk that may affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of principal value, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risk:


.. Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 Performance





The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.





When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

Short Term Treasury Fund Class Y
Total Return (%)
(per calendar year)

2001  7.05


Best and Worst Quarterly Performance


(During the periods shown above)




Best Quarter:  Q3 2001 2.59%
Worst Quarter: Q4 2001 0.82%





Average Annual Total Return


(For the periods ended December 31, 2001)

--------------------------------------------------------------------------------

                                                                                               Since Inception
                                                                                       1 Year (February 2, 2000)
                                                                                         %            %
----------------------------------------------------------------------------------------------------------------
Return Before Taxes...................................................................  7.05         7.43
Return After Taxes on Distributions...................................................  3.55         4.21
Return After Taxes on Distributions and Sale of Fund Shares...........................  4.52         4.42
Merrill Lynch 1 Year T-Bill/Note Index/(1)/ (reflects no deductions for fees, expenses
  or taxes)...........................................................................  6.91         7.01
Merrill Lynch 0-3 Year Treasury Index/(1)/ (reflects no deductions for fees, expenses
  or taxes)...........................................................................  7.30         7.67



--------------------------------------------------------------------------------

(1)The Merrill Lynch 1 Year Treasury Bill/Note Index is an index that measures the performance of the current one-year U.S. Treasury bill prior to September 2001 when its issuance was suspended, and the current one-year U.S. Treasury note thereafter. The Merrill Lynch 0-3 Year Treasury Index is a blended index made up of one-third Merrill Lynch 0-1 Year Treasury Index, made up of all Treasury notes and bonds with maturities of less than one year, and two-thirds Merrill Lynch 1-3 Year Treasury Index, made up of all U.S. Treasury securities with maturities of one to three years. The index return from inception for Class Y shares is from February 1, 2000.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Fees and Expenses--Short Term Treasury Fund



The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.


        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a % of net assets
Management Fees................................................... 0.20%
Other Expenses (1)................................................ 0.14%
                                                                   -----
Total Annual Fund Operating Expenses (1).......................... 0.34%
                                                                   =====


--------------------------------------------------------------------------------

(1)The advisor has voluntarily agreed to reimburse certain operating expenses to keep the Fund's other expenses at a specified level. The advisor may eliminate all or a part of the expense reimbursement at any time. Because of the expense reimbursement, Other Expenses and Total Annual Fund Operating Expenses for the Fund based on the prior fiscal year would have been 0.03% and 0.23%, respectively.



Example



The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        -----  ------  ------  -------
                         $35    $109    $191     $431

MORE ABOUT THE FUND

--------------------------------------------------------------------------------




The Fund's principal investment strategies and risks that are summarized above in the section entitled "Risk/Return Summary." The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.






 Principal Investment Strategies and Risks





U.S. Treasury Securities.   U.S. Treasury securities are direct obligations of
the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. Government. These securities consist of U.S. Treasury bills and U.S. Treasury notes. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less and Treasury notes have initial maturities of one to ten years.



A portion of the U.S. Treasury Securities purchased by the Fund may be zero coupon securities. These are U.S. Treasury notes which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. Zero coupon U.S. Treasury securities are generally more sensitive to interest rate changes than are comparable debt securities that make current distributions of interest. The Fund's investments in zero coupon U.S. Treasury securities may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.



Repurchase Agreements. The Fund may buy U.S. Treasury securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.





Short-Term Trading. The historical portfolio turnover rates for the Fund are shown in the Financial Highlights. The Fund may engage in short-term trading of portfolio securities which may result in increasing the Fund's turnover rate. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from the Fund's performance.



 Other Investment Strategies and Risks



Borrowing and Reverse Repurchase Agreements. The Fund may borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions for emergency purposes and redemptions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.



Securities Lending. The Fund may seek additional income by lending portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional gains or losses may be realized. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money. Securities lending may represent no more than 25% of the value of the Fund's total assets (including loan collateral).

YOUR INVESTMENT
--------------------------------------------------------------------------------


This section describes how to do business with the Fund.




 How to Reach the Fund


By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:
           The Munder Funds

           c/o PFPC Inc.

           P.O. Box 9701
           Providence, RI 02940-9701

By overnight delivery:
           The Munder Funds

           c/o PFPC Inc.

           4400 Computer Drive
           Westborough, MA 01581


 Purchasing Shares

Who May Purchase Shares

The following persons may purchase Class Y shares of the Fund:


..  fiduciary and discretionary accounts of institutions;

..  high net worth individuals approved by the advisor;


.. institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; and investment advisors, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);



.. directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;



..  the advisor's investment advisory clients; and



..  family members of employees of the advisor.




Purchase Price of Shares

Class Y shares of the Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.



Broker-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.


Policies for Purchasing Shares


Minimum investments


The minimum initial investment by fiduciary and discretionary accounts of institutions, approved high net worth individuals and institutional investors is $10,000,000. There is no minimum for subsequent investments.


Timing of orders

Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.


Methods for Purchasing Shares

You may purchase Class Y shares through the Fund's transfer agent, through the Fund's distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.


.. Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.


.. By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940-9701, or by overnight delivery to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough MA 01581. You can obtain an account application form by calling
   (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the applicable address listed above. We reserve the right to refuse any payment such as cash, temporary checks, credit cards or third-party checks.



.. By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:


   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.


 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
.. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.


.. If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.


Methods for Redeeming Shares

.. You may redeem shares of all Funds through your broker-dealer, financial advisor or financial institution.



 Additional Policies for Purchases
 and Redemptions


.. We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.





..  The Fund reserves the right to reject any purchase order.



.. At any time, the Fund may change any of its purchase or redemption practices, and may suspend the sale of its shares.



.. The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).





.. We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.



..  To limit the Fund's expenses, we no longer issue share certificates.



..  The Fund may temporarily stop redeeming shares if:


   . the NYSE is closed;

   . trading on the NYSE is restricted;

   . an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

   . the SEC orders the Fund to suspend redemptions.


.. If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

.. The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. If a shareholder receives portfolio securities, the shareholder may have to pay transaction costs to dispose of these securities.



.. We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.



.. We may redeem your account if its value is below $2,500, upon 30 days' advance written notice.



.. If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. Confirmations of transactions effected through a financial institution will be sent to the institution.


.. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.


 Other Information





The Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.



The Fund's service providers, or any of its affiliates, may, from time to time, make these types of payments or payments for other shareholder services out of its own resources and without additional cost to the Fund or its shareholders.



Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

PRICING OF FUND SHARES

--------------------------------------------------------------------------------


The Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV for Class Y shares is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.





The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate their calculation of NAV and transaction deadlines to that time. The NAV of the Fund is generally based on the current market value of the securities held in the Fund.



If reliable current market values are not readily available for any security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Fund to fair value the Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Fund at the regularly scheduled quarterly meetings of the Board.



Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

DISTRIBUTIONS

--------------------------------------------------------------------------------


As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.





The Fund declares and pays dividend distributions, if any, monthly.





The Fund distributes its net realized capital gains, if any, at least annually.



It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.



The Fund will pay both dividend and capital gain distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.



 Taxes on Distributions


You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.


Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.


Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.



 Taxes on Sales


If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of the Fund.



 Other Considerations


If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.



If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT

--------------------------------------------------------------------------------



 Investment Advisor



Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2002, MCM had approximately $33.1 billion in assets under management, of which $17.2 billion were invested in equity securities, $8.3 billion were invested in money market or other short-term instruments, $6.1 billion were invested in other fixed income securities and $1.5 billion were invested in balanced investments.



MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.



During the fiscal year ended December 31, 2001, the Fund paid an advisory fee at an annual rate of 0.20% based on the average daily net assets of the Fund.





 Portfolio Managers





A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report and incorporated by reference into the Statement of Additional Information. You may obtain the annual report and the Statement of Additional Information without charge by calling
(800) 438-5789.



                                                                                   Short Term
                                                                                Treasury Fund(a)
                                                                              ----------------
                                                                                Year    Period
                                                                               Ended    Ended
                                                                              12/31/01 12/31/00
                                                                              -------- --------
Net asset value, beginning of period......................................... $ 10.06  $ 10.00

                                                                              -------  -------
Income from investment operations:
Net investment income........................................................    0.56     0.58
Net realized and unrealized gain on investments..............................    0.13     0.11

                                                                              -------  -------
Total from investment operations.............................................    0.69     0.69

                                                                              -------  -------
Less distributions:
Distributions from net investment income.....................................   (0.57)   (0.59)
Distributions from net realized gains........................................   (0.36)   (0.04)

                                                                              -------  -------
Total distributions..........................................................   (0.93)   (0.63)

                                                                              -------  -------
Net asset value, end of period............................................... $  9.82  $ 10.06

                                                                              =======  =======
Total return (b).............................................................    7.05%    7.13%

                                                                              =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $19,180  $45,968
Ratio of operating expenses to average net assets............................    0.23%    0.23%(c)
Ratio of net investment income to average net assets.........................    5.37%    6.13%(c)
Portfolio turnover...........................................................      68%     133%
Ratio of operating expenses to average net assets without expenses reimbursed    0.34%    0.31%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Short Term Treasury Fund Class Y shares commenced operations on February 2, 2000.


(b)Total return represents aggregate total return for the period indicated.


(c)Annualized.

             More information about the Fund is available free of charge upon request, including the following:


             ANNUAL/SEMI-ANNUAL REPORTS

             Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


             STATEMENT OF ADDITIONAL INFORMATION

             Provides more details about all of the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (and is legally considered part of this prospectus).


               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds

               c/o PFPC Inc.

               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds

               c/o PFPC Inc.

               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov




               Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102



               You may also find more information about the Fund on the Internet at: http://www.munder.com. This website is not considered part of the prospectus.



             PROINSTT402


             SEC File Number: 811-4038


--------------------------------------------------------------------------------

                              ST. CLAIR FUNDS, INC.

                MUNDER INSTITUTIONAL S&P 500(R) INDEX EQUITY FUND
              MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
             MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

                MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 2002


         St. Clair Funds, Inc. ("Company" or "St. Clair") currently offers a selection of investment portfolios, five of which are discussed in this Statement of Additional Information ("Funds"): Munder Institutional S&P 500(R) Index Equity Fund ("S&P 500(R) Index Equity Fund"), Munder Institutional S&P(R) MidCap Index Equity Fund ("S&P(R) MidCap Index Equity Fund"), Munder Institutional S&P SmallCap Index Equity Fund ("S&P(R) SmallCap Index Equity Fund"), (together, "Index Funds"), Munder Institutional Government Money Market Fund ("Government Money Market Fund") and Munder Institutional Money Market Fund ("Money Market Fund" and together, with the Government Money Market Fund "Money Market Funds"). The investment advisor for the Index Funds is Munder Capital Management ("MCM"), through World Asset Management, a division of MCM. The investment advisor for the Money Market Funds is MCM.

         This Statement of Additional Information ("SAI") provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This SAI is not a prospectus, and should be read only in conjunction with the prospectuses for each class of the Funds' shares, each dated April 30, 2002 (each a "Prospectus"). The financial statements for the Funds including the notes thereto, dated December 31, 2001, are incorporated by reference into this SAI from the annual reports of the Funds. A copy of each Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Funds at (800) 438-5789.

         An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TABLE OF CONTENTS

                                                                                                                Page
FUND HISTORY AND GENERAL INFORMATION.......................................................................        4
FUND INVESTMENTS...........................................................................................        4
  Asset-Backed Securities..................................................................................        4
  Bank Obligations.........................................................................................        4
  Borrowing................................................................................................        5
  Commercial Paper.........................................................................................        5
  Convertible Preferred Stock..............................................................................        5
  Depositary Receipts and New York Registered Shares.......................................................        5
  Exchange Traded Funds ("ETFs")...........................................................................        6
  Foreign Securities.......................................................................................        6
  Forward Currency Transactions............................................................................        8
  Guaranteed Investment Contracts..........................................................................        9
  Illiquid Securities......................................................................................        9
  Investment Company Securities............................................................................        9
  Lending of Portfolio Securities..........................................................................       10
  Mortgage-Backed Securities...............................................................................       10
  Municipal Obligations....................................................................................       11
  Options..................................................................................................       12
  Repurchase Agreements....................................................................................       12
  Reverse Repurchase Agreements............................................................................       12
  Rights and Warrants......................................................................................       13
  Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts...............       13
  Stripped Securities......................................................................................       14
  Supranational Bank Obligations...........................................................................       15
  U.S. Government Obligations..............................................................................       15
  Variable and Floating Rate Securities....................................................................       16
  When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions)............................       17
  Yields and Ratings.......................................................................................       18
RISK FACTORS AND SPECIAL CONSIDERATIONS....................................................................       18
INVESTMENT LIMITATIONS.....................................................................................       21
TEMPORARY DEFENSIVE POSITION...............................................................................       22
MANAGEMENT OF THE FUNDS....................................................................................       23
  Directors and Officers...................................................................................       23
  Standing Committees of the Board.........................................................................       27
  Management Ownership of the Funds........................................................................       28
  Compensation.............................................................................................       29
  Material Relationships of the Non-Interested Directors...................................................       31
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS.........................................................       32
  Investment Advisor.......................................................................................       32
  Distributor..............................................................................................       34
  Distribution and Services Arrangements - Class K, Class Y-2 and Class Y-3 Shares.........................       35
  Comerica.................................................................................................       36
  Administrator............................................................................................       36
  Custodian................................................................................................       37
  Transfer and Dividend Disbursing Agent...................................................................       37
  Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements.................       37
CODE OF ETHICS.............................................................................................       37

PORTFOLIO TRANSACTIONS...................................................................................      38
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................................................      40
 Purchases................................................................................................     40
 Retirement Plans.........................................................................................     40
 Redemptions..............................................................................................     40
 Other Redemption Information.............................................................................     41
 In-Kind Purchases........................................................................................     41
NET ASSET VALUE..........................................................................................      41
 Money Market Funds.......................................................................................     41
 All Funds................................................................................................     42
PERFORMANCE INFORMATION..................................................................................      43
 Money Market Funds - Yield Quotation.....................................................................     43
 Average Annual Total Return Quotation....................................................................     44
 Average Annual Total Return After Taxes on Distributions Quotation.......................................     44
 Average Annual Total Return After Taxes on Distributions and Redemptions Quotation.......................     45
 Non-Standardized Performance Quotation - Aggregate Total Return..........................................     46
 All Funds................................................................................................     46
TAXES....................................................................................................      46
 General..................................................................................................     47
 Disposition of Shares....................................................................................     48
 Hedging Transactions.....................................................................................     49
 Constructive Sales.......................................................................................     50
 Currency Fluctuations - "Section 988" Gains or Losses....................................................     50
 Passive Foreign Investment Companies.....................................................................     50
 Other Taxation...........................................................................................     51
ADDITIONAL INFORMATION CONCERNING SHARES.................................................................      51
OTHER INFORMATION........................................................................................      53
 Counsel..................................................................................................     53
 Independent Auditors.....................................................................................     53
 Shareholder Approvals....................................................................................     54
REGISTRATION STATEMENT...................................................................................      54
FINANCIAL STATEMENTS.....................................................................................      55
APPENDIX A...............................................................................................      56
APPENDIX B...............................................................................................      58

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                    FUND HISTORY AND GENERAL INFORMATION

         The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996.


         Each of the Funds is a diversified mutual fund. As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management (the "Advisor"), a Delaware general partnership. World Asset Management, a division of the Advisor that was formerly a wholly-owned subsidiary of the Advisor, is responsible for managing the Index Funds. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 94% of the partnership interests in the Advisor.

         Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS


         The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. Each Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' notice to shareholders. There can be no assurance that any Fund will achieve its objective or goal.

         A description of the applicable credit ratings is set forth in Appendix A to this SAI.


         Asset-Backed Securities. The Money Market Funds may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.


         Bank Obligations. The Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Money Market Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Funds) in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

         Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         Borrowing. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. A Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

         Commercial Paper. Investments by a Fund (other than the Money Market Funds) in commercial paper will consist of issues rated at the time in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"). Investments by the Money Market Funds will consist of issuers having at the time, a quality rating within the two highest rating categories of an NRSRO. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         Convertible Preferred Stock. Each Index Fund may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or a rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.


         Depositary Receipts and New York Registered Shares. The Index Funds may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), New York Registered Shares ("NYRs") and Holding Company Depositary Receipts

("HOLDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are issued by European financial institutions. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. Investments in these types of securities involve similar risks to investments in foreign securities. HOLDRs, which trade on the American Stock Exchange, are fixed baskets of stocks that give an investor an ownership interest in each of the underlying stocks.

         Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which the Funds invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

         Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company's capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. In fact, like depositary receipts, however, investors may pay a fee to convert to the home-market shares.

         Exchange Traded Funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. An Index Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs.

         Foreign Securities. Each Index Fund may invest up to 25% of its assets in foreign securities and the Money Market Funds may invest its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and they may be adverse to a Fund.

         The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.


         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Index Funds are authorized, but are not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.


         Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be designated on the records of the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the segregated account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by a Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than a Fund's price to buy the currency.

         Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.


         Illiquid Securities. Each Fund (other than the Money Market Funds) may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. The Money Market Funds may invest up to 10% of the value of their net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         Investment Company Securities. The Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

         For hedging or other purposes, the Index Funds and the Money Market Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM) and NASDAQ 100 Shares.

         Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Funds due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

         Mortgage-Backed Securities. The Money Market Funds may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

         Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

         Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the

United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

         Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The average life of mortgage-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When a Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

         Municipal Obligations. The Money Market Funds may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Money Market Funds do not expect to invest more than 5% of their net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

         From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Company cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.


         Options. The Index Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For additional information concerning options and the risks associated with options and options on foreign currencies, see Appendix B of this SAI.

         Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).


         Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

         Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements").

Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Rights and Warrants. Each Index Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction or to the restriction that each Fund's investment in warrants or rights may not exceed 5% of its net assets at the time of purchase.

         Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts. The Index Funds may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of a Fund's position in such futures contract or put option.

         The Index Funds may purchase and write call and put options on stock index futures contracts. Each Index Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Index Funds may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

         In connection with transactions in stock index futures, stock index options and options on stock index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.


         Stripped Securities. The Money Market Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Funds are not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs that are stripped by their holder do not qualify as U.S. Government obligations.

         The Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.


         In addition, the Money Market Funds may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive the entire principal (the principal-only or "PO" class). Federal National Mortgage Association or Federal Home Loan Mortgage Corporation may issue SMBS.

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.


         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of a promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Money Market Fund's net asset value per share.

         Supranational Bank Obligations. The Money Market Fund may invest in Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S.

Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.


         U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Money Market Funds may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.


         Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Money Market Funds will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Money Market Funds will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.

         Variable and Floating Rate Securities. The Funds may purchase variable and floating rate securities that are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

         The absence of an active secondary market could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate securities held by a Fund will be subject to a Fund's limitation on illiquid investments when a Fund may not demand payment of the principal amount within seven days absent a reliable trading market. All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" for a description of applicable ratings. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the relevant Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         In determining average weighted portfolio maturity of a Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

         In determining average weighted portfolio maturity of a Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

         Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will segregate cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it segregates portfolio securities to cover such purchase commitments than when it segregates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it segregates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("S&P(R)"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether a Fund involved should continue to hold the security in accordance with the interests of a Fund and applicable regulations of the SEC.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Index Funds are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Index Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Index Fund's respective corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         An Index Fund does not expect to hold, at any particular time, all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain each Index Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks an Index Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant corresponding index. This comparison is made because the Advisor believes that, unless an Index Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the corresponding index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in an Index Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of an Index Fund could reduce the number of issuers represented in a Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which a Fund tracks the performance of the corresponding index.

         If an issuer drops in ranking, or is eliminated entirely from an Index Fund's corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by an Index Fund by traditional methods of financial and market analysis, the Advisor will monitor each Index Fund's investment with a view towards removing stocks of companies which may impair for any reason a Fund's ability to achieve its investment objective.

         The Index Funds will invest primarily in the common stocks that constitute their corresponding indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by a Fund in due course consistent with a Fund's investment objective.


         In addition, the Index Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of an S&P(R) index. SPDR interest holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the index it represents. SPDRs are traded on the American Stock Exchange.

         The Index Funds may also purchase put and call options on the S&P (R) stock indices, that are traded on national securities exchanges. In addition, the Index Funds may enter into transactions involving futures contracts (and futures options) on these stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the applicable S&P(R) index. These transactions are effected in an effort to have fuller exposure to price movements in the applicable S&P(R) index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in an index at times when the Fund is not fully invested in stocks that are included in that index. For example, by purchasing a futures contract, the S&P 500(R) Index Equity Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500(R), since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the S&P 500(R) Index Equity Fund may be able, as an effective matter, to be fully invested in the S&P 500(R) while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

         The Index Funds are not sponsored, endorsed, sold or promoted by S&P(R). S&P(R) makes no representation or warranty, express or implied, to the owners of the Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Index Funds particularly or the ability of the S&P 500(R), the S&P MidCap 400(R) or the S&P SmallCap 600(R) to track general stock market performance. S&P(R)'s only relationship to the Index Funds is the licensing of certain trademarks and trade names of S&P(R) and of the indexes which are determined, composed and calculated by S&P(R) without regard to the Index Funds. S&P(R) has no obligation to take the needs of the Company or the owners of the Index Funds into consideration in determining, composing or calculating the Indexes. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Index Funds or the timing of the issuance or sale of the Index Funds or in the determination or calculation of the equation by which the Index Funds are to be converted into cash. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Index Funds.

         S&P(R) does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P(R) shall have no liability for any errors, omissions, or interruptions therein. S&P(R) makes no warranty, express or implied, as to results to be obtained by the Index Funds, owners of the Index Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P(R) makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P(R) have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

         "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400(R)", "Standard & Poor's MidCap 400", "400", "S&P
SmallCap 600(R)", "Standard & Poor's SmallCap 600" and "600" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by the Company.

                             INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information - Shareholder Approvals").

         Each Fund may not:


         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities. However, as an operating policy the Money Market Funds intend to adhere to the 5% limitation (with respect to the Fund's investment in the outstanding securities of any one issuer) with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

         2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or, with respect to the Money Market Funds, obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) there is no limit on investments in issuers domiciled in a single country; (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         8. Make investments for the purpose of exercising control of management;

         9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

         10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

         Although not a matter of fundamental policy, the Funds consider securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

         Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors, provide that a Fund may not:


         1. Invest more than 15% of its net assets (10% of net assets for the Money Market Funds) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

         2. Invest in other investment companies except as permitted under the 1940 Act; or

         3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceeds 15% (10% for the Money Market Funds) because of changes in the value of a Fund's investments, a Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of a Fund. Otherwise, a Fund may continue to hold a security even though it causes a Fund to exceed a percentage limitation because of fluctuation in the value of a Fund's assets.

                          TEMPORARY DEFENSIVE POSITION


         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Index Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             MANAGEMENT OF THE FUNDS

         The Company is supervised by the Board of Directors that is responsible for representing the interests of the shareholders. The Board of Directors meets periodically throughout the year to oversee the Funds' activities.

         Directors and Officers. The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years are as set forth in the table below. A director is deemed to be a "Non-Interested Director" to the extent the director is not an "interested person" (as that term is defined in Section 2(a)(19) of the 1940 Act).


                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors

Charles W. Elliott             Director      Indefinite*     Consultant, self-employed (July   41            Director,
c/o The Munder Funds           and Chairman  since 2/94      1995 to present); Senior                        Steelcase
480 Pierce Street                                            Advisor to the President,                       Financial
Suite 300                                                    Western Michigan University                     Corporation
Birmingham, MI 48009                                         (July 1995 through December                     (furniture
Age 70.                                                      1998); Director/Trustee and                     leasing) (since
                                                             Chairman of The Munder Funds (5                 1995).
                                                             fund groups); Director, Enesco
                                                             Corp. (producer of gifts and
                                                             collectibles) (1995 to 1999).

John Rakolta, Jr.              Director      Indefinite*     Chairman and Chief Executive      41            None
c/o The Munder Funds           and Vice      since 4/95      Officer, Walbridge Aldinger
480 Pierce Street              Chairman                      Company (construction company)
Suite 300                                                    (1991 to present);
Birmingham, MI 48009                                         Director/Trustee and Vice
Age 54.                                                      Chairman of The Munder Funds (5
                                                             fund groups).

David J. Brophy                Director      Indefinite*     Professor of Finance,             41            Director, River
1025 Martin Place                            since 4/95      University of Michigan-Business                 Place Financial
Ann Arbor, MI 48104                                          School (since August 1966);                     Corporation
Age 65.                                                      Director/Trustee of The Munder                  (private banking
                                                             Funds (5 fund groups).                          company) (since
                                                                                                             1982) and
                                                                                                             Director,
                                                                                                             DirectPlacement,
                                                                                                             Inc. (financial
                                                                                                             technology
                                                                                                             company) (since
                                                                                                             February 2002).

--------
*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Dr. Joseph E. Champagne        Director      Indefinite*     Vice President, Macomb College    41            Chairman of Board
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb                      of Directors, Ross
480 Pierce Street                                            College (since September 1997);                 Controls of Troy,
Suite 300                                                    Director/Trustee of The Munder                  Michigan
Birmingham, MI 48009                                         Funds (5 fund groups).                          (manufacturing and
Age 63.                                                                                                      engineering
                                                                                                             corporation)
                                                                                                             (since April 1989).

Thomas D. Eckert               Director      Indefinite*     Director, President and Chief     41            None
c/o The Munder Funds                         since 4/95      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham, MI 48009                                         in retail automotive
Age 53.                                                      properties) (since October
                                                             1997); Director/Trustee of
                                                             The Munder Funds (5 fund groups);
                                                             President, Mid-Atlantic Region
                                                             of Pulte Home Corporation
                                                             (developer of residential
                                                             land and construction of
                                                             housing units) (August 1983 to
                                                             October 1997); Director, FBR
                                                             Group-Funds (June 1996 to
                                                             October 1997); Director,
                                                             Celotex Corp. (manufacturer
                                                             and supplier of insulation)
                                                             (April 1997 to November 2000);
                                                             Director,PHM Mortgage (May 1996
                                                             to October 1997).


Dr. Arthur T. Porter           Director      Indefinite*     President and Chief Executive     41            None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (March 1999 to present);
Age 45.                                                      Professor with Tenure and
                                                             Chairman ofRadiation
                                                             Oncologyof Wayne State
                                                             University School of Medicine
                                                             (March 1991 to March 1999);
                                                             Director/Trustee of The Munder
                                                             Funds (5 fund groups).

__________________

*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

                                                                                                    Number of
                                                                                                    Portfolios
                                         Term of                                                    in Fund
Name,                       Position(s)  Office and     Principal Occupation(s)                     Complex       Other
Address                     with the     Length of      During                                      Overseen by   Directorships
and Age                     Company      Time Served    Past 5 Years                                Director      Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director

Michael T. Monahan+         Director     Indefinite*    President of Monahan Enterprises, LLC       41            Director, Jacobson
3707 West Maple Rd.                      since 8/00     (consulting company) (June 1999 to                        Stores, Inc.
Suite 102                                               present); Chairman of Munder Capital                      (department store)
Bloomfield Hills, MI 48301                              Management (investment advisor) (October                  (since June 1990).
Age 63.                                                 1999 to December 2000); Chief Executive
                                                        Officer of Munder Capital Management
                                                        (October 1999 to December 1999); President
                                                        of Comerica Incorporated (bank holding
                                                        company) (June 1992 to June 1999);
                                                        Director/Trustee of The Munder Funds (5
                                                        fund groups); Director, Comerica
                                                        Incorporated (June 1993 to June 1999);
                                                        Director, Hertz Corporation (rental car
                                                        company) (October 1997 to March 2001).

Officers

James C. Robinson           President    through 2/03   Chairman and Chief Executive Officer of     Not           Not applicable
480 Pierce Street                        since 5/00     Munder Capital Management (investment       applicable
Suite 300                                               advisor) (January 2000 to present); Chief
Birmingham, MI 48009                                    Investment Officer/Fixed Income of Munder
Age 40.                                                 Capital Management (January 1990 to
                                                        January 2000); President of The Munder
                                                        Funds (5 fund groups).

Stephen J. Shenkenberg      Vice         through 2/03   General Counsel to Munder Capital           Not           Not applicable
480 Pierce Street           President    since 8/00     Management (investment advisor) (July       applicable
Suite 300                   and                         2000 to present); Deputy General Counsel
Birmingham, MI 48009        Secretary                   of Strong Capital Management, Inc.
Age 43.                                                 (investment advisor) (November 1996 to
                                                        July 2000); Vice President and Secretary
                                                        of The Munder Funds (5 fund groups).

_____________________
*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

+Mr. Monahan is an "interested director" as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

                                                                                                    Number of
                                                                                                    Portfolios
                                         Term of                                                    in Fund
Name,                       Position(s)  Office and     Principal Occupation(s)                     Complex       Other
Address                     with the     Length of      During                                      Overseen by   Directorships
and Age                     Company      Time Served    Past 5 Years                                Director      Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Elyse G. Essick             Vice         through 2/03/  Chief Marketing Officer of Munder Capital   Not           Not applicable
480 Pierce Street           President    since 4/95     Management (investment advisor) (September  applicable
Suite 300                                               1988 to present); Vice President of The
Birmingham, MI 48009                                    Munder Funds (5 fund groups).
Age 43.

Peter K. Hoglund            Vice         through 2/03/  Chief Administration Officer of Munder      Not           Not applicable
480 Pierce Street           President    since 2/01     Capital Management (investment advisor)     applicable
Suite 300                                               (May 2000 to present); Associate of
Birmingham, MI 48009                                    Heartland Industrial Partners (a private
Age 35.                                                 equity group) (October 1999 to May 2000);
                                                        Sr. Portfolio Manager of Munder Capital
                                                        Management (January 1995 to October 1999);
                                                        Vice President of The Munder Funds (5
                                                        fund groups).

Cherie Ugorowski            Treasurer    through 2/03/  Controller of Munder Capital Management     Not           Not applicable
480 Pierce Street                        since 8/01     (investment advisor) (June 2001 to          applicable
Suite 300                                               present); Corporate Accounting Manager,
Birmingham, MI 48009                                    DaimlerChrysler Corporation (automotive
Age 33.                                                 manufacturer) (September 1999 to June
                                                        2001); Manager, Audit and Business
                                                        Advisory Practice, Arthur Andersen LLP
                                                        (September 1990 to September 1999);
                                                        Treasurer of The Munder Funds (5 fund
                                                        groups).

David Rumph                 Assistant    through 2/03/  Analyst of Munder Capital Management        Not           Not applicable
480 Pierce Street           Treasurer    since 8/01     (investment advisor) (April 2001 to         applicable
Suite 300                                               present); Analyst, Controller's Group,
Birmingham, MI 48009                                    Delphi Automotive Corp. (automotive
Age 30.                                                 supplier) (June 1999 to April 2001);
                                                        Manager, Mutual Fund Operations, Banc One
                                                        (April 1997 to June 1999); Audit Senior,
                                                        Arthur Andersen LLP (September 1993 to
                                                        April 1997); Assistant Treasurer of The
                                                        Munder Funds (5 fund groups).

                                                                                                    Number of
                                                                                                    Portfolios
                                         Term of                                                    in Fund
Name,                       Position(s)  Office and     Principal Occupation(s)                     Complex       Other
Address                     with the     Length of      During                                      Overseen by   Directorships
and Age                     Company      Time Served    Past 5 Years                                Director      Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith           Assistant    through 2/03/  Director of Mutual Fund Operations of       Not           Not applicable
480 Pierce Street           Treasurer    since 5/00     Munder Capital Management (investment       applicable
Suite 300                                               advisor) (March 2001 to present); Manager
Birmingham, MI 48009                                    of Mutual Fund Operations of Munder
Age 29.                                                 Capital Management (March 2000 to
                                                        present); Administrator of Mutual Fund
                                                        Operations of Munder Capital Management
                                                        (August 1999 to February 2000); Assistant
                                                        Vice President, Madison Mosaic, LLC
                                                        (advisor to the Mosaic Funds) (September
                                                        1998 to July 1999); Assistant Director
                                                        of Shareholder Service, Madison Mosaic,
                                                        LLC (advisor to the Mosaic Funds) (April
                                                        1997 to August 1998); Cash Manager, GIT
                                                        Funds (n.k.a. Mosaic Funds); (June 1996
                                                        to March 1997); Assistant Treasurer of
                                                        The Munder Funds (5 fund groups).

Melanie Mayo West           Assistant    through 2/03/  Associate General Counsel of Munder         Not           Not applicable
480 Pierce Street           Secretary    since 2/02     Capital Management (investment advisor)     applicable
Suite 300                                               (November 2001 to present); Associate,
Birmingham, MI 48009                                    Dykema Gossett PLLC (law firm) (August
Age 34.                                                 1998 to November 2001); Associate, Hertz,
                                                        Schram & Saretsky, P.C. (law firm) (March
                                                        1998 to August 1998); Associate, Howard &
                                                        Howard Attorneys, P.C. (law firm) (May
                                                        1995 to March 1998); Assistant Secretary
                                                        of The Munder Funds (5 fund groups).

Mary Ann Shumaker           Assistant    through 2/03/  Associate General Counsel of Munder         Not           Not applicable
480 Pierce Street           Secretary    since 8/99     Capital Management (investment advisor)     applicable
Suite 300                                               (March 1998 to present); Associate, Miro
Birmingham, MI 48009                                    Weiner & Kramer (law firm) (September
Age 47.                                                 1991 to July 1997); Assistant Secretary
                                                        of The Munder Funds (5 fund groups).

     Standing Committees of the Board. The Funds have a standing Audit Committee presently consisting of Messrs. Eckert, Porter and Rakolta. All are members of the Board of Directors and are currently non-interested persons (as defined in the 1940 Act) of the Funds. The principal functions of the Funds' Audit Committee is to recommend to the Board of Directors the appointment of the Funds' independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board of Directors has adopted a written charter for the Audit Committee. During the last fiscal year of the Funds, the Audit Committee met three times.

       The Funds have a Nominating Committee. The Nominating Committee presently consists of Messrs. Brophy, Champagne, Eckert and Rakolta. There were no nominees to be considered so the Nominating Committee did not meet during the last fiscal year. The function of the Nominating Committee is to recommend candidates for election to the Board of Directors as independent directors. The Committee will not consider nominees recommended by stockholders.

       The Funds have a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Messrs. Champagne, Monahan, Brophy and Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding director compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds' management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Funds' compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year.

       Management Ownership of the Funds. The following table sets forth, for each Director, the aggregate dollar range of equity securities owned of the Funds and of all funds overseen by each Director in the Fund complex as of December 31, 2001.

                                                                              Aggregate Dollar Range of Equity
                                                         Dollar Range of      Securities in All Registered Investment
                                                         Equity Securities    Companies Overseen by Director in
                                                         in the Funds         Family of Investment Companies
-----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
Charles W. Elliott                                                            Over $100,000
         S&P 500(R) Index Equity Fund                     None
         S&P(R) MidCap Index Equity Fund                  None
         S&P(R) SmallCap Index Equity Fund                None
         Government Money Market Fund                     None
         Money Market Fund                                None
John Rakolta, Jr.                                                             Over $100,000
         S&P 500(R) Index Equity Fund                     None
         S&P(R) MidCap Index Equity Fund                  None
         S&P(R) SmallCap Index Equity Fund                None
         Government Money Market Fund                     None
         Money Market Fund                                None


                                                                              Aggregate Dollar Range of Equity
                                                         Dollar Range of      Securities in All Registered Investment
                                                         Equity Securities    Companies Overseen by Director in
                                                         in the Funds         Family of Investment Companies
---------------------------------------------------------------------------------------------------------------------
David J. Brophy                                                               $10,001-$50,000
         S&P 500(R) Index Equity Fund                     None
         S&P(R) MidCap Index Equity Fund                  None
         S&P(R) SmallCap Index Equity Fund                None
         Government Money Market Fund                     None
         Money Market Fund                                None
Joseph E. Champagne                                                           $10,001-$50,000
         S&P 500(R) Index Equity Fund                     None
         S&P MidCap Index Equity Fund                     None
         S&P SmallCap Index Equity Fund                   None
         Government Money Market Fund                     None
         Money Market Fund                                None
Thomas D. Eckert                                                              $10,001-$50,000
         S&P 500(R) Index Equity Fund                     None
         S&P(R) MidCap Index Equity Fund                  None
         S&P(R) SmallCap Index Equity Fund                None
         Government Money Market Fund                     None
         Money Market Fund                                None
Arthur T. Porter                                                              None
         S&P 500(R) Index Equity Fund                     None
         S&P(R) MidCap Index Equity Fund                  None
         S&P(R) SmallCap Index Equity Fund                None
         Government Money Market Fund                     None
         Money Market Fund                                None
Interested Director
Michael T. Monahan                                                            Over $100,000
         S&P 500(R) Index Equity Fund                     None
         S&P(R) MidCap Index Equity Fund                  None
         S&P(R) SmallCap Index Equity Fund                None
         Government Money Market Fund                     None
         Money Market Fund                                None

       As of the date of this SAI, no officer, director, or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, or the Transfer Agent, as defined below, nor any Director who is an interested person of the Company currently receives any compensation from the Company. As of April 1, 2002 the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Funds.

       Compensation. Trustees of The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR") who are not employees of the Advisor or any of its affiliates and Directors of St. Clair and The Munder Funds, Inc. ("MFI") who are not employees of the Advisor or any of its affiliates receive an aggregate annual retainer from St. Clair, MFI, MFT and MFR for service on those organizations' respective Boards of $68,000 (($90,000) for the Chairman). Trustees of The Munder

@Vantage Fund ("@Vantage") who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          The Boards of Directors/Trustees of St. Clair, MFI, MFT and MFR adopted a deferred compensation plan (the "Plan") on August 14, 2001. The Plan permits each director/trustee who receives compensation from the Funds of St. Clair, MFI, MFT and MFR to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Director/Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Director/Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligations of St. Clair, MFI, MFT and MFR to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of the Funds. A Director/Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the director/trustee (up to 10 years). If a Director/Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

          The following table summarizes the compensation paid to the Directors/Trustees of St. Clair, MFI, MFT, MFR and @Vantage including committee fees for the twelve-month period ended December 31, 2001.

                               Compensation Table

-----------------------------------------------------------------------------------------------------------------------------

                                                                                                   Total Compensation from
                                    Aggregate         Pension or Retirement    Estimated Annual      St. Clair and Fund
                                  Compensation         Benefits Accrued as       Benefits upon         Complex Paid to
Name of Director                from St. Clair(1)     Part of Fund Expenses       Retirement             Directors(1)
-----------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott                   $2,885                   None                   None                  $76,000
-----------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.                    $4,243                   None                   None                  $72,000
-----------------------------------------------------------------------------------------------------------------------------
David J. Brophy                      $4,238                   None                   None                  $72,750
-----------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne                  $4,207                   None                   None                  $72,250
-----------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert                     $2,901                   None                   None                  $75,500
-----------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan                   $3,276                   None                   None                  $49,500
-----------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter                     $2,436                   None                   None                  $63,500
-----------------------------------------------------------------------------------------------------------------------------
Thomas B. Bender/(2)/                $2,870                   None                   None                  $55,500
-----------------------------------------------------------------------------------------------------------------------------

 ______________________
  (1) There are five investment companies (St. Clair, MFI, MFT, MFR and @Vantage) and 41 funds in the Fund Complex. For the calendar year ended December 31, 2001, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred a portion of his compensation pursuant to the deferred compensation plan described above. The total compensation from St. Clair, MFI, MFT, MFR and @Vantage deferred by the Directors was $19,000 for Mr. Elliott, $19,000 for Mr. Eckert and $17,000 for
          Dr. Porter.

  (2)     Mr. Bender resigned as director in October 2001.

          Material Relationships of the Non-Interested Directors. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

          As of December 31, 2001, none of the Non-Interested Directors, nor any members of their immediate families, beneficially own any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

          During the calendar years of 2000 and 2001, none of the Non-Interested Directors, except for Messrs. Eckert and Rakolta, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

          Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2000 and 2001, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated. These lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

          Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2000 and 2001, Walbridge had a stand-by line of credit with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated. This line of credit is a standard agreement that was negotiated at arm's-length and contains customary terms, conditions and interest rates.

          During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any members of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

          During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

          None of the Funds' Directors or officers has any arrangement with any other person pursuant to which the Director or officer serve in that capacity. During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.


               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS


          Investment Advisor. The investment advisor of the Index Funds is Munder Capital Management, a Delaware general partnership, through World Asset Management, a division of the Advisor. World Asset Management L.L.C. ("World"), the former investment advisor to the Index Funds and a wholly-owned subsidiary of the Advisor, was merged into the Advisor on October 15, 2001 and now operates as World Asset Management, a division of the Advisor. The investment advisor of the Money Market Funds is Munder Capital Management. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Bank is a substantial record holder of the Funds' outstanding shares, as is more fully described below in "Other Information-Control Persons and Principal Holders of Securities."

          The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor which have been approved by the Board of Directors and by the shareholders. Under the terms of the Advisory Agreements, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell, or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

          Each of the Advisory Agreements will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreements will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to an Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. Each Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 60 days' written notice to the Company. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

          As of the date of this SAI, the Board of Directors last approved the Advisory Agreements on May 15, 2001. In determining whether it was appropriate to approve the Advisory Agreements, the Board requested, and received from the Advisor, information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Funds and by legal counsel to the Non-Interested Directors with respect to its deliberations. In considering the Advisory Agreements, the Board reviewed numerous factors with respect to the Funds. The Board first reviewed the Funds' investment performance during the year and for all relevant prior periods. Although investment performance was a factor in determining that the Advisory Agreements should be continued, the following factors were also considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor: (a) services provided under the Advisory Agreements; (b) requirements of the Funds for the services provided by the Advisor; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of a Fund; (f) the Advisor's commitments to operating the Funds at competitive expense levels;

(g) profitability of the Advisor with respect to its relationship with the Funds; (h) capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) historical relationship between the Funds and the Advisor.

         Current management fees were also reviewed in the context of the Advisor's profitability. In addition, the Board reviewed an analysis prepared by an independent third-party comparing a Fund's expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Board considered the following factors in evaluating the continuation of the Advisory
Agreements: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Advisory Agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's relationship with the Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives; (c) the Advisor's entrepreneurial commitment to the management of the Funds and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's resources to the successful operation of the Funds; (d) the Advisor's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

         Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that continuing the Advisory Agreements was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Advisory Agreements for an additional annual period on the basis of the foregoing review and discussions.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to an annual fee from each Fund computed daily and payable monthly at the rates set forth below:

         0.20% of average daily net assets
           .   Government Money Market Fund
           .   Money Market Fund

         0.15% of average daily net assets
           .   S&P(R) MidCap Index Equity Fund
           .   S&P(R) SmallCap Index Equity Fund

         0.07% of average daily net assets
           .   S&P 500(R) Index Equity Fund

     The Advisor has contractually agreed to reduce the management fee for the Government Money Market Fund and the Money Market Fund from 0.20% of average daily net assets to 0.12% of average daily net assets through April 30, 2003. In addition, through April 30, 2003, the Advisor has contractually agreed to reimburse expenses for the Money Market Funds to keep other operating expenses at 0.00%.

The Advisor has voluntarily agreed to waive the management fees for the Index Funds and expects to voluntarily reimburse expenses for the current fiscal year for the Index Funds. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion for the Index Funds.

         The advisory fees and other expenses reimbursed by the Advisor for the Funds for the last three fiscal years are set forth below.

                                         Fiscal year ended December 31, 1999

                                                                  Other Expenses
                                                  Advisory Fees   Reimbursed by
                                   Advisory Fees  Waived          the Advisor
--------------------------------------------------------------------------------
S&P 500(R)Index Equity Fund        $ 54,165       $54,165         $126,963
S&P(R)MidCap Index Equity Fund     $ 14,079       $14,079         $ 67,886
S&P(R)SmallCap Index Equity Fund*  $  7,203       $ 7,203         $  9,014
Money Market Fund*                 $201,820       $     0         $177,469

_____________
*Fees for the S&P(R) SmallCap Index Equity Fund are from the period of resumption of operations on October 27, 1999 through December 31, 1999. Fees for the Money Market Fund are from the period from commencement of operations on January 4, 1999 through December 31, 1999.

                                         Fiscal year ended December 31, 2000

                                                                  Other Expenses
                                                  Advisory Fees   Reimbursed by
                                   Advisory Fees  Waived          the Advisor
--------------------------------------------------------------------------------
S&P 500(R)Index Equity Fund        $ 89,198       $89,198         $132,010
S&P(R)MidCap Index Equity Fund     $ 19,903       $19,903         $ 65,944
S&P(R)SmallCap Index Equity Fund   $ 94,314       $94,314         $151,299
Money Market Fund                  $239,255       $29,624         $151,473

                                         Fiscal year ended December 31, 2001

                                                                  Other Expenses
                                                  Advisory Fees   Reimbursed by
                                   Advisory Fees  Waived          the Advisor
--------------------------------------------------------------------------------
S&P 500(R)Index Equity Fund        $122,672       $122,672        $197,604
S&P(R)MidCap Index Equity Fund     $ 18,589       $ 18,589        $ 56,687
S&P(R)SmallCap Index Equity Fund   $126,643       $126,643        $ 98,020
Government Money Market Fund*      $  9,695       $  3,878        $ 12,549
Money Market Fund                  $685,808       $274,323        $483,399

______________
*Fees for the Government Money Market Fund are from the period of commencement of operations on October 3, 2001 through December 31, 2001.

         Distributor. The Funds' Distributor is Funds Distributor, Inc. and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Company has entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of the Funds on a continuous basis. The Distributor receives no compensation for its services with respect to sales of Class Y and Class K shares, but receives fees under a Combined Distribution and Service Plan, described more fully below, with respect to sales of Class Y-2 and Class Y-3 shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Funds although it is not obligated to sell any particular amount of shares. During the fiscal year ended December 31, 2001, the Distributor received no fees with respect to Class Y-2 or Class Y-3 shares, as those classes had not yet commenced operations.

         Distribution and Services Arrangements - Class K, Class Y-2 and Class Y-3 Shares. The Funds approved the combination and restatement of each of the Funds'existing Distribution and Service Plans (for Class B, Class C and Class II Shares of MFI, MFT, MFR) and Service Plans (for Class A Shares of MFI, MFT, MFR, and Class K Shares of MFI, MFT, MFR and St. Clair) into one amended and restated combined Distribution and Service Plan (the "Plan"). The Plan was subsequently amended to add Class Y-2 and Class Y-3 shares. Under the Plan, adopted in accordance with Rule 12b-1 with respect to the Class A, Class B, Class C, Class II, Class Y-2 and Class Y-3 shares only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan for Class Y-2 and Class Y-3 shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class Y-2 and Class Y-3 shares of the Funds and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class Y-2 and Class Y-3 shares of the Funds.

         Class K Shares are sold to customers of banks and other financial institutions that have entered into agreements with the Funds to provide shareholder services. Each Fund may pay to such financial institutions an annual service fee of not more than 0.25%, or 0.15% in the case of the Money Market Funds, of the value of the average daily net assets of the Class K Shares beneficially owned by the customers of these financial institutions.


         Services provided by financial institutions under their Class K Shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K Shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds' arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

         Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of MFI, MFT, MFR or St. Clair, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan must be approved by the Directors/Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Boards of Directors/Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

         In the case of Class K shares, the Directors/Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

         During the fiscal years ended December 31, 2001, 2000 and 1999, the Funds made no payments to the Distributor under the Plan.

         Comerica. As stated in the Funds' Class K shares Prospectus, Class K shares of the Funds are sold to customers of financial institutions. Such financial institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Company for shareholder services for their customers.

         Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to a combined amended and restated administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds. As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor and for which State Street provides services.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence, willful misconduct or reckless disregard of its duties and obligations thereunder.

         The fees accrued to the Administrator for the last three fiscal years are set forth in the table below.

                                      Fiscal year ended   Fiscal year ended     Fiscal year ended
                                      December 31, 1999   December 31, 2000     December 31, 2001
-------------------------------------------------------------------------------------------------
S&P 500(R)Index Equity Fund           $ 9,134             $14,256               $35,384
S&P(R)MidCap Index Equity Fund        $ 1,122             $ 1,438               $ 2,481
S&P(R)SmallCap Index Equity Fund      $   571*            $ 6,787               $17,668
Government Money Market Fund               --                  --               $   824**
Money Market Fund                     $11,907*            $13,969               $64,885

_______________
*Fees accrued for the S&P(R) SmallCap Index Equity Fund are from the period of resumption of operations on October 27, 1999 through December 31, 1999. Fees accrued for the Money Market Fund are from the period from commencement of operations on January 4, 1999 through December 31, 1999.
**Fees accrued for the Government Money Market Fund are from the period of commencement of operations on October 3, 2001 through December 31, 2001.

         Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, State Street computes each Fund's net asset value and keeps the book account for each Fund.

         Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent"), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Funds pursuant to the transfer agency and registrar agreement with the Company, under which the Transfer Agent (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds, and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.

         Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreements, the Board of Directors considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of fees on the estimated total ordinary operating expense ratio of the Funds and the fact that neither the Administrator, the Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board of Directors also considered its responsibilities under Federal and state law in approving these agreements.

         Except as noted in this SAI, each Fund's service contractors bear all expenses in connection with the performance of its services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian, and the Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying a Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other portfolios. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODE OF ETHICS

         St. Clair, MFI, MFT, MFR, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the St. Clair, MFI, MFT, MFR, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                             PORTFOLIO TRANSACTIONS

       Subject to the general supervision and direction of the Board of Directors, the Advisor causes investment decisions for the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Funds.

       Consistent with the Advisory Agreements, the Advisor selects broker-dealers to execute transactions on behalf of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

       In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. It is understood that the services provided by such brokers may be useful to the Advisor in connection with the Advisor's services to other clients.

       Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

       The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Fund's officers are satisfied that the Fund is receiving best execution, a Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

       Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

       The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

       Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

       Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

       The Funds will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

       The table below shows information on brokerage commissions paid by the Funds for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds or the Advisor. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing assets levels throughout the year.

                                            Fiscal year ended          Fiscal year ended        Fiscal year ended
                                            December 31, 1999          December 31, 2000        December 31, 2001
-------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index Equity Fund                $17,212                    $ 60,496                 $18,911
S&P(R) MidCap Index Equity Fund             $ 2,857                    $  9,162                 $11,843
S&P(R) SmallCap Index Equity Fund           $41,900*                   $107,440                 $22,349

____________________________
*Commissions for the S&P(R) SmallCap Index Equity Fund are from the period of resumption of operations on October 27, 1999 through December 31, 1999.

       The Company is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of December 31, 2001, the S&P 500(R) Index Equity Fund held securities of Citigroup, Inc. valued at $4,782,627, JP Morgan Chase & Company valued at $1,320,595, Morgan Stanley, Dean Witter & Company valued at $1,129,429, Merrill Lynch & Company, Inc. valued at $809,424, Charles Schwab Corporation valued at $389,071, Mellon Financial Corp. valued at $324,661, State Street Corporation valued at $314,545, Lehman Brothers Holdings valued at $291,248, Comerica Inc. valued at $186,225 and Bear Stearns Companies, Inc. valued at $104,496; the S&P(R) MidCap Index Equity Fund held securities of E-Trade Group valued at $129,662, A.G. Edwards, Inc. valued at $119,259 and Legg Mason, Inc. valued at $114,954; and the Money Market Fund held securities of UBS AG valued at $14,998,601 and Societe Generale valued at $14,000,000.

       The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

       Each Fund's portfolio turnover rate is included in the Prospectuses under the section entitled "Financial Highlights." For the fiscal years ended December 31, 2000 and 2001 the portfolio turnover rates for the Index Funds were as follows: 65% and 2%, respectively, for the S&P 500(R) Index Equity Fund, 86% and 22%, respectively, for the S&P(R) MidCap Index Equity Fund, and 23% and 101%, respectively, for the S&P(R) SmallCap Index Equity Fund. The portfolio turnover ratios of these Funds were affected by fluctuating volume of shareholder purchase and redemption orders and market conditions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

       Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

       Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

       Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order.

       Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

       Other Redemption Information. The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Funds may also suspend or postpone the recording of the transfer of its shares.

       In addition, the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Funds' books to the transfer of, its shares where the relevant investor or investors have not furnished the Funds with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

       In-Kind Purchases. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                 NET ASSET VALUE

       Money Market Funds. In seeking to maintain a stable net ass value of $1.00 per share with respect to the Money Market Funds, the Company values a Fund's portfolio securities according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

       As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Directors have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Boards of Directors, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Directors will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

       Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

       All Funds. Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

       Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADR's or GDR's conversion rate of the ADR or GDR to one share of its underlying security.

       Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

       In determining the approximate market value of portfolio investments, St. Clair may employ pricing services selected by the Advisor, and approved by the Board of Directors, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on St. Clair's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

       Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Board of Directors. The procedures require that the Pricing Committee, which is made up of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

       Minutes of all Pricing Committee meetings are provided to the Board of Directors and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Boards' input on any particular issue.

                             PERFORMANCE INFORMATION

       From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

       Money Market Funds - Yield Quotation. The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting
1.

       Based on the foregoing computations for the seven-day period ended December 31, 2001, the Money Market Fund's annualized yield for Class Y Shares was 2.08% and the effective yield was 2.10% and the Government Money Market Fund's annualized yield for Class Y shares was 1.77% and the effective yield was 1.79%. As of the date of this SAI, the Class K, Class Y-2 and Class Y-3 shares of the Money Market Funds have not commenced operations.

       Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time.

However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

       Average Annual Total Return Quotation. The Funds' "average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)/n/=ERV

       Where:

       P         =  a hypothetical initial payment of $1,000.
       T         =  average annual total return.
       n         =  number of years.
       ERV       =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

       The Funds' average annual total returns for the period ended December 31, 2001 are as follows:

Fund and Inception Date of Class                    1 Year               Since Inception
---------------------------------------------------------------------------------------------
S&P 500(R) Index Equity Fund
     Class K-11/4/99                                (12.25)%             (6.69)%
     Class Y-10/14/97                               (11.93)%              5.22%
S&P(R) MidCap Index Equity Fund
     Class K-11/4/99                                 (1.57)%             11.62%
     Class Y-2/13/98                                 (1.29)%             11.63%
S&P(R) SmallCap Index Equity Fund
     Class K-11/4/99                                  6.26%              12.63%
     Class Y-10/27/99*                                6.45%              12.81%

______________________
*Class Y shares of the S&P(R) SmallCap Index Equity Fund commenced operations on August 7, 1997, ceased operations on May 15, 1998 and resumed operations on October 27, 1999.

       Average Annual Total Return After Taxes on Distributions Quotation. The Funds' "average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV\\D\\

       Where:

       P         =  a hypothetical initial payment of $1,000.
       T         =  average annual total return (after taxes on distributions).
       n         =  number of years.
       ATV\\D\\  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

       The Fund's average annual total returns after taxes on distributions for the period ended December 31, 2001 are as follows:

Fund and Inception Date of Class                      1 Year                    Since Inception
-----------------------------------------------------------------------------------------------------
S&P 500(R) Index Equity Fund
     Class K-11/4/99                                  (12.74)%                  (8.68)%
     Class Y-10/14/97                                 (12.37)%                   3.69%
S&P(R) MidCap Index Equity Fund
     Class K-11/4/99                                   (2.12)%                   5.50%
     Class Y-2/13/98                                   (1.86)%                   7.63%
S&P(R) SmallCap Index Equity Fund
     Class K-11/4/99                                    4.81%                   10.05%
     Class Y-10/27/99*                                  4.93%                   10.11%

____________________
*Class Y shares of the S&P(R) SmallCap Index Equity Fund commenced operations on August 7, 1997, ceased operations on May 15, 1998 and resumed operations on October 27, 1999.

       Average Annual Total Return After Taxes on Distributions and Redemptions Quotation. The Funds' "average annual total return after taxes on distributions and redemptions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV\\DR\\

       Where:

       P         =  a hypothetical initial payment of $1,000.
       T         =  average annual total return (after taxes on distributions and redemptions).
       n         =  number of years.
       ATV\\DR\\ =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

       The Fund's average annual total returns after taxes on distributions and redemptions for the period ended December 31, 2001 are as follows:

Fund and Inception Date of Class             1 Year              Since Inception
---------------------------------------------------------------------------------
S&P 500(R) Index Equity Fund

     Class K-11/4/99                         (7.44)%            (5.37)%
     Class Y-10/14/97                        (7.24)%             4.01%
S&P(R) MidCap Index Equity Fund

     Class K-11/4/99                         (0.86)%             7.04%
     Class Y-2/13/98                         (0.69)%             7.88%
S&P(R) SmallCap Index Equity Fund

     Class K-11/4/99                          4.04%              8.87%
     Class Y-10/27/99*                        4.16%              8.95%

______________
*Class Y shares of the S&P(R) SmallCap Index Equity Fund commenced operations on August 7, 1997, ceased operations on May 15, 1998 and resumed operations on October 27, 1999.

       Non-Standardized Performance Quotation - Aggregate Total Return. A Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                                    (ERV) - 1
                                                    -----
                           Aggregate Total Return =   P

       The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

       All Funds. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

       From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. For example, the Money Market Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                      TAXES

       The following summarizes certain additional Federal and state income tax considerations generally affecting each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

       General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code. As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

       In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

       In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

       Distributions of net investment income received by a Fund and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.


       Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction. Due to their investment strategies, neither the Government Money Market Fund nor the Money Market Fund is likely to derive net long-term capital gains.

       In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

       If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

       Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

       Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

       The Company will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

       Disposition of Shares. Upon the redemption, sale or exchange of shares of a Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

       Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

       Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

       Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

       Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

       Each Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

       Because the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

       The diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options and futures contracts.

       Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

       Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

       Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

       The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

       Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

       Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

       Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

       The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Liquidity Plus Money Market Fund, Munder Institutional S&P 500(R) Index Equity Fund, Munder Institutional S&P(R) MidCap Index Equity Fund, Munder Institutional S&P(R) SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund. The shares of the Index Funds are offered in two separate classes: Class K and Class Y shares. The Money Market Funds are offered in four classes: Class K, Class Y, Class Y-2 and Class Y-3 shares.

       The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Funds. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

       Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class Y-2 shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Class Y-2 shares, only Class Y-3 shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Class Y-3 shares and only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Class K shares. Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by MFI, MFT, MFR or St. Clair, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

       Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Funds' outstanding shares (irrespective of class) may elect all directors. Shares of the Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Company.

       Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

       Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Company's other funds, if any (voting together without regard to class).

                                OTHER INFORMATION

       Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington D.C. 20006, serves as counsel to the Non-Interested Directors.

       Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.

       Control Persons and Principal Holders of Securities. As of April 1, 2002 the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of any class of the Funds' shares.

                                                                           Percentage of
                                                                           Total Shares          Type of
Name of Fund and Class            Name and Address                         Outstanding           Ownership
-----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index Equity Fund-     Calhoun & Co.                             99.94%               Record
Class K                           c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

S&P(R) MidCap Index Equity        Calhoun & Co.                            100.00%               Record
Fund- Class K                     c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

S&P(R) SmallCap Index Equity      Calhoun & Co.                             99.89%               Record
Fund- Class K                     c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

S&P 500(R) Index Equity Fund-     Calhoun & Co.                            100.00%               Record
Class Y                           c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

S&P(R) MidCap Index Equity        Calhoun & Co.                             99.75%               Record
Fund- Class Y                     c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

                                                                           Percentage of
                                                                           Total Shares          Type of
Name of Fund and Class            Name and Address                         Outstanding           Ownership
-----------------------------------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity      Calhoun & Co.                            100.00%               Record
Fund- Class Y                     c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

Government Money Market           Calhoun & Co.                             97.50%               Record
Fund- Class Y                     c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

Money Market Fund- Class Y        Calhoun & Co.                            100.00%               Record
                                  c/o Comerica Bank
                                  Attn: Mutual Funds Unit MC 3446
                                  PO Box 75000
                                  Detroit, MI 48275-3446

       As illustrated above, as of April 1, 2002, Comerica Bank held of record substantially all of the outstanding shares of the Funds as agent or trustee for its customers. As a result, Comerica Bank will be able to affect the outcome of matters presented for a vote of the shareholders of these Funds.

       Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

       This SAI and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

       Statements contained herein and in the Funds' Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS

       The financial statements of the Funds including the notes thereto, dated December 31, 2001 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 2001.

                                   APPENDIX A

- Rated Investments -

Corporate Bonds

From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

       "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

       "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

       Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor's Corporation ("S&P(R)") description of its bond ratings:

       "AAA": Debt rated "AAA" has the highest rating assigned by S&P(R). Capacity to pay interest and repay principal is extremely strong.

       "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

       "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

       "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

       The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Commercial paper ratings of S&P(R) are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P(R) indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P(R) indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

       Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Board of Directors.

                                   APPENDIX B

       The Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.     Index Futures Contracts

       General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

       Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

       A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

       In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

       Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE:  Buy the Future
Hedge Objective:  Protect Against Increasing Price

Portfolio                                           Futures
                                                    -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities      Buying 1 Index Futures at 125
                                                    Value of Futures = $62,500/Contract

                                                    -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000    Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                 Value of Futures = $65,000/Contract
                                                    Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO:  Sell the Future

        Hedge Objective:  Protect Against Declining
        Value of the Portfolio
        Factors:

                Value of Stock Portfolio = $1,000,000 Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

Portfolio                                                       Futures
                                                                -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities              Sell 16 Index Futures at 125
                                                                Value of Futures = $1,000,000

                                                                -Day Hedge is Lifted-
Equity Securities - Own Stock                                   Buy 16 Index Futures at 120
     with Value = $960,000                                      Value of Futures = $960,000
Loss in Portfolio Value = $40,000                               Gain on Futures = $40,000

II.    Margin Payments

       Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and a Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or gain.

III.   Risks of Transactions in Futures Contracts

       There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, a Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in a Fund may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

       Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if a Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

       In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

       In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

       Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

       Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

       Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

IV.    Currency Transactions

       A Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

       A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

       A Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

       A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

       To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high-grade assets on the books of the Fund's custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

       Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

V.     Options

       A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

       The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

       Effecting a closing transaction in the case of a written call option will permit the Index Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

       The Index Funds may write options in connection with buy-and-write transactions; that is, the Index Funds may purchase a security and then write a call option against that security. The exercise price of the call such Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between a Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

       In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Index Funds may write call options that are not covered for cross-hedging purposes. Each of the Index Funds will limit its investment in uncovered put and call options purchased or written by a Fund to 5% of a Fund's total assets. The Index Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

       The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and a Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

       Each of the Index Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Index Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to a Fund.

       When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

       There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

       There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

       In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

VI.    Options on Futures Contracts

       The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

       Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.   Other Matters

       Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                              ST. CLAIR FUNDS, INC.


                        LIQUIDITY PLUS MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                             April 30, 2002

      Liquidity Plus Money Market Fund ("Fund") is a diversified portfolio of St. Clair Funds, Inc. ("Company" or "St. Clair"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management.


         This Statement of Additional Information ("SAI") provides supplementary information provided to investors in the Fund and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This SAI is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated April 30, 2002 ("Prospectus"). The financial statements for the Fund including the notes thereto, dated December 31, 2001, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Fund at (800) 438-5789.

         An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TABLE OF CONTENTS


                                                                                          Page

FUND HISTORY AND GENERAL INFORMATION ....................................................      4
FUND INVESTMENTS ........................................................................      4
    Asset-Backed Securities .............................................................      4
    Bank Obligations ....................................................................      4
    Borrowing ...........................................................................      5
    Commercial Paper ....................................................................      5
    Foreign Securities ..................................................................      5
    Guaranteed Investment Contracts .....................................................      7
    Illiquid Securities .................................................................      7
    Investment Company Securities .......................................................      8
    Lending of Portfolio Securities .....................................................      8
    Mortgage-Backed Securities ..........................................................      9
    Municipal Obligations ...............................................................     10
    Repurchase Agreements ...............................................................     10
    Reverse Repurchase Agreements .......................................................     11
    Stripped Securities .................................................................     11
    Supranational Bank Obligations ......................................................     12
    U.S. Government Obligations .........................................................     12
    Variable and Floating Rate Securities ...............................................     13
    When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions) .......     14
    Yields and Ratings ..................................................................     15
INVESTMENT LIMITATIONS ..................................................................     15
MANAGEMENT OF THE FUND ..................................................................     17
    Directors and Officers ..............................................................     17
    Standing Committees of the Board ....................................................     21
    Management Ownership of the Fund ....................................................     22
    Compensation ........................................................................     23
    Material Relationships of the Non-Interested Directors ..............................     24
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS ......................................     25
    Investment Advisor ..................................................................     25
    Distributor .........................................................................     26
    Distribution and Services Arrangements ..............................................     27
    Administrator .......................................................................     28
    Custodian ...........................................................................     29
    Transfer and Dividend Disbursing Agent ..............................................     29
    Other Information Pertaining to Administration, Custodian and Transfer Agency
    Agreements ..........................................................................     29
CODE OF ETHICS ..........................................................................     29
PORTFOLIO TRANSACTIONS ..................................................................     30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................................     31
    Purchases ...........................................................................     31
    Redemptions .........................................................................     32
    Other Redemption Information ........................................................     32
    In-Kind Purchases ...................................................................     32
NET ASSET VALUE .........................................................................     32
YIELD ...................................................................................     34
TAXES ...................................................................................     35
    General .............................................................................     35

    Disposition of Shares ..........................................................       36
    Constructive Sales .............................................................       37
    Currency Fluctuations - "Section 988" Gains or Losses ..........................       37
    Other Taxation .................................................................       37
ADDITIONAL INFORMATION CONCERNING SHARES ...........................................       38
OTHER INFORMATION ..................................................................       39
    Counsel ........................................................................       39
    Independent Auditors ...........................................................       39
    Control Persons and Principal Holders of Securities ............................       39
    Shareholder Approvals ..........................................................       39
REGISTRATION STATEMENT .............................................................       39
FINANCIAL STATEMENTS ...............................................................       40
APPENDIX ...........................................................................       41

         No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION


         The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996.


         As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor" or "MCM"), a Delaware general partnership. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 94% of the partnership interests in the Advisor.


         Shares of the Fund are sold only to Comerica Bank, its affiliate and subsidiary banks, and certain other institutional investors ("Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.

                                FUND INVESTMENTS

         The following supplements the information contained in the Fund's Prospectus concerning the investment objectives and policies of the Fund. The Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective or goal.

         A description of the applicable credit ratings is set forth in Appendix A to this SAI.


         Asset-Backed Securities. The Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.


         Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.


         Borrowing. The Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. The Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

         Commercial Paper. Commercial paper (short-term promissory notes issued by corporations), including variable amount master demand notes, having short-term ratings at the time of purchase, must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") within the two highest rating categories assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparable quality pursuant to guidelines approved by the Company's Board of Directors. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund's rating criteria, the Fund may require that the issuer's obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.


         Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

        There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investment it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and they may be adverse to the Fund.


         The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Guaranteed Investment Contracts. The Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.


         Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of 1933 Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the 1933 Act but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to only other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM) and NASDAQ 100 Shares.

         Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, or high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.


        Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

        Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

        Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

        Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

        The average life of mortgage-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

        Municipal Obligations. The Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

        An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

        From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Company cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.


        Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

        The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).


        Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

        Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


        Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

        Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

        Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs that are stripped by their holder do not qualify as U.S. Government obligations.


        The Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

       Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

       In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive the entire of the principal (the principal-only or "PO" class). SMBS may be issued by Federal National Mortgage Association or Federal Home Loan Mortgage Corporation may issue SMBS.

        The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

        Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

        The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.


        Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

        U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

        U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

        The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

        Certain banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions ("corpus") of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.


        Variable and Floating Rate Securities. The Fund may purchase variable and floating rate securities that are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by the Fund. The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

        The absence of an active secondary market could make it difficult to dispose of the securities, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

        Variable and floating rate securities held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market. All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" for a description of applicable ratings. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

         In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

         Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.


         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will segregate cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it segregates portfolio securities to cover such purchase commitments than when it segregates cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it segregates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

        Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard & Poor's Rating Services, a division of McGraw Hill Companies, Inc. ("S&P(R)"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the investment restrictions and limitations listed below which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

The Fund may not:

         1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy, the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

         2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation;

         3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered separate industry;

         4. Make loans, except that the Fund may purchase or hold certain debt instruments and enter into repurchase agreements, in accordance with its policies and limitations;

         5. Borrow money, except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

         6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice;

         7. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 5 above;

         8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         9. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         10. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

         11. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

         1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

         2. Invest in other investment companies except as permitted under the 1940 Act; or

         3. Make investments for the purpose of exercising control or management.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation. In addition, if the Fund's holdings of illiquid securities exceed 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                             MANAGEMENT OF THE FUND

         The Company is supervised by the Board of Directors that is responsible for representing the interests of the shareholders. The Board of Directors meets periodically throughout the year to oversee the Fund's activities.

         Directors and Officers. The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years are as set forth in the table below. A director is deemed to be a "Non-Interested Director" to the extent the director is not an "interested person" (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------

Non-Interested Directors

Charles W. Elliott             Director      Indefinite*     Consultant, self-employed (July   41            Director,
c/o The Munder Funds           and Chairman  since 2/94      1995 to present); Senior                        Steelcase
480 Pierce Street                                            Advisor to the President,                       Financial
Suite 300                                                    Western Michigan University                     Corporation
Birmingham, MI 48009                                         (July 1995 through December                     (furniture
Age 70.                                                      1998); Director/Trustee and                     leasing) (since
                                                             Chairman of The Munder Funds (5                 1995).
                                                             fund groups); Director, Enesco
                                                             Corp. (producer of gifts and
                                                             collectibles) (1995 to 1999).

John Rakolta, Jr.              Director      Indefinite*     Chairman and Chief Executive      41            None
c/o The Munder Funds           and Vice      since 4/95      Officer, Walbridge Aldinger
480 Pierce Street              Chairman                      Company (construction company)
Suite 300                                                    (1991 to present);
Birmingham, MI 48009                                         Director/Trustee and Vice
Age 54.                                                      Chairman of The Munder Funds (5
                                                             fund groups).

David J. Brophy                Director      Indefinite*     Professor of Finance,             41            Director, River
1025 Martin Place                            since 4/95      University of Michigan-Business                 Place Financial
Ann Arbor, MI 48104                                          School (since August 1966);                     Corporation
Age 65.                                                      Director/Trustee of The Munder                  (private banking
                                                             Funds (5 fund groups).                          company) (since
                                                                                                             1982) and
                                                                                                             Director,
                                                                                                             DirectPlacement,
                                                                                                             Inc. (financial
                                                                                                             technology
                                                                                                             company) (since
                                                                                                             February 2002).

______________________
*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
------------------------------ ------------- --------------- --------------------------------- ------------- --------------------
Dr. Joseph E. Champagne        Director      Indefinite*     Vice President, Macomb College    41            Chairman of Board
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb                      of Directors, Ross
480 Pierce Street                                            College (since September 1997);                 Controls of Troy,
Suite 300                                                    Director/Trustee of The Munder                  Michigan
Birmingham, MI 48009                                         Funds (5 fund groups).                          (manufacturing and
Age 63.                                                                                                      engineering
                                                                                                             corporation)
                                                                                                             (since April 1989).

Thomas D. Eckert               Director      Indefinite*     Director, President and Chief     41            None
c/o The Munder Funds                         since 4/95      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham, MI 48009                                         in retail automotive
Age 53.                                                      properties) (since October
                                                             1997);
                                                             Director/Trustee of
                                                             The Munder Funds (5
                                                             fund groups);
                                                             President,
                                                             Mid-Atlantic Region
                                                             of Pulte Home
                                                             Corporation
                                                             (developer of
                                                             residential land
                                                             and construction of
                                                             housing units)
                                                             (August 1983 to
                                                             October 1997);
                                                             Director, FBR
                                                             Group-Funds (June
                                                             1996 to October
                                                             1997); Director,
                                                             Celotex Corp.
                                                             (manufacturer and
                                                             supplier of
                                                             insulation) (April
                                                             1997 to November
                                                             2000); Director,
                                                             PHM Mortgage (May
                                                             1996 to October
                                                             1997).

Dr. Arthur T. Porter           Director      Indefinite*     President and Chief Executive     41            None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (March 1999 to present);
Age 45.                                                      Professor with Tenure and
                                                             Chairman of
                                                             Radiation Oncology
                                                             of Wayne State
                                                             University School
                                                             of Medicine (March
                                                             1991 to March
                                                             1999);
                                                             Director/Trustee of
                                                             The Munder Funds (5
                                                             fund groups).

____________________
*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Director

Michael T. Monahan+            Director      Indefinite*     President of Monahan              41            Director, Jacobson
3707 West Maple Rd.                          since 8/00      Enterprises, LLC (consulting                    Stores,
Suite 102                                                    company) (June 1999 to                          Inc.(department
Bloomfield Hills, MI 48301                                   present); Chairman of Munder                    store) (since June
Age 63.                                                      Capital Management (investment                  1990).
                                                             advisor) (October
                                                             1999 to December
                                                             2000); Chief
                                                             Executive Officer
                                                             of Munder Capital
                                                             Management (October
                                                             1999 to December
                                                             1999); President of
                                                             Comerica
                                                             Incorporated (bank
                                                             holding company)
                                                             (June 1992 to June
                                                             1999);
                                                             Director/Trustee of
                                                             The Munder Funds (5
                                                             fund groups);
                                                             Director, Comerica
                                                             Incorporated (June
                                                             1993 to June 1999);
                                                             Director, Hertz
                                                             Corporation (rental
                                                             car company)
                                                             (October 1997 to
                                                             March 2001).

Officers

James C. Robinson              President     through 2/03    Chairman and Chief Executive      Not           Not applicable
480 Pierce Street                            since 5/00      Officer of Munder Capital         applicable
Suite 300                                                    Management (investment advisor)
Birmingham, MI 48009                                         (January 2000 to present);
Age 40.                                                      Chief Investment Officer/Fixed
                                                             Income of Munder
                                                             Capital Management
                                                             (January 1990 to
                                                             January 2000);
                                                             President of The
                                                             Munder Funds (5
                                                             fund groups).

Stephen J. Shenkenberg         Vice          through 2/03    General Counsel to Munder         Not           Not applicable
480 Pierce Street              President     since 8/00      Capital Management (investment    applicable
Suite 300                      and                           advisor) (July 2000 to
Birmingham, MI 48009           Secretary                     present); Deputy General
Age 43.                                                      Counsel of Strong Capital
                                                             Management, Inc. (investment
                                                             advisor) (November 1996 to July
                                                             2000); Vice President and
                                                             Secretary of The Munder Funds
                                                             (5 fund groups).

________________
*The director may serve until his death, resignation, removal or retirement.
 Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

+Mr. Monahan is an "interested director" as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Elyse G. Essick                Vice          through 2/03/   Chief Marketing Officer of        Not           Not applicable
480 Pierce Street              President     since 4/95      Munder Capital Management         applicable
Suite 300                                                    (investment advisor) (September
Birmingham, MI 48009                                         1988 to present); Vice
Age 43.                                                      President of The Munder Funds
                                                             (5 fund groups).

Peter K. Hoglund               Vice          through 2/03/   Chief Administration Officer of   Not           Not applicable
480 Pierce Street              President     since 2/01      Munder Capital Management         applicable
Suite 300                                                    (investment advisor) (May 2000
Birmingham, MI 48009                                         to present); Associate of
Age 35.                                                      Heartland Industrial Partners
                                                             (a private equity group)
                                                             (October 1999 to May 2000); Sr.
                                                             Portfolio Manager of Munder
                                                             Capital Management (January
                                                             1995 to October 1999); Vice
                                                             President of The Munder Funds
                                                             (5 fund groups).

Cherie Ugorowski               Treasurer     through 2/03/   Controller of Munder Capital      Not           Not applicable
480 Pierce Street                            since 8/01      Management (investment advisor)   applicable
Suite 300                                                    (June 2001 to present);
Birmingham, MI 48009                                         Corporate Accounting Manager,
Age 33.                                                      DaimlerChrysler Corporation
                                                             (automotive manufacturer)
                                                             (September 1999 to June 2001);
                                                             Manager, Audit and Business
                                                             Advisory Practice, Arthur
                                                             Andersen LLP (September 1990 to
                                                             September 1999); Treasurer of
                                                             The Munder Funds (5 fund
                                                             groups).

David Rumph                    Assistant     through 2/03/   Analyst of Munder Capital         Not           Not applicable
480 Pierce Street              Treasurer     since 8/01      Management (investment advisor)   applicable
Suite 300                                                    (April 2001 to present);
Birmingham, MI 48009                                         Analyst, Controller's Group,
Age 30.                                                      Delphi Automotive Corp.
                                                             (automotive supplier) (June
                                                             1999 to April 2001); Manager,
                                                             Mutual Fund Operations, Banc
                                                             One (April 1997 to June 1999);
                                                             Audit Senior, Arthur
                                                             Andersen LLP (September 1993 to
                                                             April 1997); Assistant
                                                             Treasurer of The Munder Funds
                                                             (5 fund groups).

                                                                                          Number of
                                                                                          Portfolios
                                        Term of                                           in Fund
Name,                     Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                   with the      Length of       During                            Overseen by   Directorships
and Age                   Company       Time Served     Past 5 Years                      Director      Held by Director
----------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith         Assistant     through 2/03/   Director of Mutual Fund           Not           Not applicable
480 Pierce Street         Treasurer     since 5/00      Operations of Munder Capital      applicable
Suite 300                                               Management (investment advisor)
Birmingham, MI 48009                                    (March 2001 to present);
Age 29.                                                 Manager of Mutual Fund
                                                        Operations of
                                                        Munder Capital
                                                        Management (March
                                                        2000 to present);
                                                        Administrator of
                                                        Mutual Fund
                                                        Operations of
                                                        Munder Capital
                                                        Management (August
                                                        1999 to February
                                                        2000); Assistant
                                                        Vice President,
                                                        Madison Mosaic, LLC
                                                        (advisor to the
                                                        Mosaic Funds)
                                                        (September 1998 to
                                                        July 1999);
                                                        Assistant Director
                                                        of Shareholder
                                                        Service, Madison
                                                        Mosaic, LLC
                                                        (advisor to the
                                                        Mosaic Funds)
                                                        (April 1997 to
                                                        August 1998); Cash
                                                        Manager, GIT Funds
                                                        (n.k.a. Mosaic
                                                        Funds); (June 1996
                                                        to March 1997);
                                                        Assistant Treasurer
                                                        of The Munder Funds
                                                        (5 fund groups).

Melanie Mayo West         Assistant     through 2/03/   Associate General Counsel of      Not           Not applicable
480 Pierce Street         Secretary     since 2/02      Munder Capital Management         applicable
Suite 300                                               (investment advisor) (November
Birmingham, MI 48009                                    2001 to present); Associate,
Age 34.                                                 Dykema Gossett PLLC (law firm)
                                                        (August 1998 to
                                                        November 2001);
                                                        Associate, Hertz,
                                                        Schram & Saretsky,
                                                        P.C. (law firm)
                                                        (March 1998 to
                                                        August 1998);
                                                        Associate, Howard &
                                                        Howard Attorneys,
                                                        P.C. (law firm)
                                                        (May 1995 to March
                                                        1998); Assistant
                                                        Secretary of The
                                                        Munder Funds (5
                                                        fund groups).

Mary Ann Shumaker         Assistant     through 2/03/   Associate General Counsel of      Not           Not applicable
480 Pierce Street         Secretary     since 8/99      Munder Capital Management         applicable
Suite 300                                               (investment advisor) (March
Birmingham, MI 48009                                    1998 to present); Associate,
Age 47.                                                 Miro Weiner & Kramer (law firm)
                                                        (September 1991 to
                                                        July 1997);
                                                        Assistant Secretary
                                                        of The Munder Funds
                                                        (5 fund groups).


     Standing Committees of the Board. The Fund has a standing Audit Committee presently consisting of Messrs. Eckert, Porter and Rakolta. All are members of the Board of Directors and are currently non-interested persons (as defined in the 1940 Act) of the Fund. The principal functions of the Fund's Audit Committee are to recommend to the Board of Directors the appointment of the Fund's independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board of Directors has adopted a written charter for the Audit Committee. During the last fiscal year of the Fund, the Audit Committee met three times.

         The Fund has a Nominating Committee. he Nominating Committee presently consists of Messrs. Brophy, Champagne, Eckert and Rakolta. There were no nominees to be considered so the Nominating Committee did not meet during the last fiscal year. The function of the Nominating Committee is to recommend candidates for election to the Board of Directors as independent directors. The Committee will not consider nominees recommended by stockholders.

         The Fund has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Messrs. Champagne, Monahan, Brophy and Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding director compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review the ongoing adherence by the Fund to its applicable compliance guidelines and review reports and other information concerning the status of the Fund's compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year.

         Management Ownership of the Fund. The following table sets forth, for each Director, the aggregate dollar range of equity securities owned of the Fund and of all funds overseen by each Director in the Fund complex as of December 31, 2001.

                                                                       Aggregate Dollar Range of Equity Securities in
                                              Dollar Range of Equity   All Funds Overseen by Director in Family of
                                              Securities in the Fund   Investment Companies
         --------------------------------------------------------------------------------------------------------------
         Non-Interested Directors
         Charles W. Elliott                   None                     Over $100,000
         John Rakolta, Jr.                    None                     Over $100,000
         David J. Brophy                      None                     $10,001-$50,000
         Joseph E. Champagne                  None                     $10,001-$50,000
         Thomas D. Eckert                     None                     $10,001-$50,000
         Arthur T. Porter                     None                     None

         Interested Director
         Michael T. Monahan                   None                     Over $100,000

         As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator or the Transfer Agent, as defined below, nor any Director who is an interested person of the Company currently receives any compensation from the Company. As of April 1, 2002 the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.

         Compensation. Trustees of The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR") who are not employees of the Advisor or any of its affiliates and Directors of St. Clair and The Munder Funds, Inc. ("MFI") who are not employees of the Advisor or any of its affiliates receive an aggregate annual retainer from St. Clair, MFI, MFT and MFR for service on those organizations' respective Boards of $68,000 (($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The Boards of Directors/Trustees of St. Clair, MFI, MFT and MFR adopted a deferred compensation plan (the "Plan") on August 14, 2001. The Plan permits each director/trustee who receives compensation from the Funds of St. Clair, MFI, MFT and MFR to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Director/Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Director/Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligations of St. Clair, MFI, MFT and MFR to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of the Funds. A Director/Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Director/Trustee (up to 10 years). If a Director/Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

         The following table summarizes the compensation paid to the Directors/Trustees of St. Clair, MFI, MFT, MFR and @Vantage including committee fees for the twelve-month period ended December 31, 2001.

                               Compensation Table

-----------------------------------------------------------------------------------------------------------------------


                                                         Pension or
                                                         Retirement              Estimated        Total Compensation
                                    Aggregate          Benefits Accrued            Annual         from St. Clair and
                                  Compensation        as Part of Fund           Benefits upon      Fund Complex Paid
Name of Director                from St. Clair(1)        Expenses                Retirement         to Directors(1)
-------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott                   $2,885                   None                   None                  $76,000
-------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.                    $4,243                   None                   None                  $72,000
------------------------------------------------------------------------------------------------------------------------
David J. Brophy                      $4,238                   None                   None                  $72,750
-------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne                  $4,207                   None                   None                  $72,250
-------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert                     $2,901                   None                   None                  $75,500
-------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan                   $3,276                   None                   None                  $49,500
-------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter                     $2,436                   None                   None                  $63,500
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                          Pension or
                                                          Retirement            Estimated       Total Compensation
                                    Aggregate           Benefits Accrued          Annual        from St. Clair and
                                  Compensation           as Part of Fund        Benefits upon      Complex Paid
Name of Director                from St. Clair(1)           Expenses            Retirement        to Directors(1)
--------------------------------------------------------------------------------------------------------------------------
Thomas B. Bender/(2)/               $2,870                   None                   None                $55,500
---------------------------------------------------------------------------------------------------------------------------

_________
 (1) There are five investment companies (St. Clair, MFI, MFT, MFR and @Vantage) and 41 funds in the Fund Complex. For the calendar year ended December 31, 2001, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred a portion of his compensation pursuant to the deferred compensation plan described above. The total compensation from St. Clair, MFI, MFT, MFR and @Vantage deferred by the Directors was $19,000 for Mr. Elliott, $19,000 for Mr. Eckert and $17,000 for Dr. Porter.
(2)       Mr. Bender resigned as director in October 2001.

          Material Relationships of the Non-Interested Directors. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

          As of December 31, 2001, none of the Non-Interested Directors, nor any members of their immediate families, beneficially own any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

          During the calendar years of 2000 and 2001, none of the Non-Interested Directors, except for Messrs. Eckert and Rakolta, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

          Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2000 and 2001, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated. These lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

          Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2000 and 2001, Walbridge had a stand-by line of credit with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated. This line of credit is a standard agreement that was negotiated at arm's-length and contains customary terms, conditions and interest rates.

          During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any members of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

         During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

         None of the Fund's Directors or officers has any arrangement with any other person pursuant to which the Director or officer serve in that capacity. During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund,
(v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS


         Investment Advisor. The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Bank is a substantial record holder of the Fund's outstanding shares, as is more fully described below in "Other Information-Control Persons and Principal Holders of Securities."

         The Investment Advisory Agreement between the Advisor and the Company with respect to the Fund (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         As of the date of this SAI, the Board of Directors last approved the Advisory Agreement on May 15, 2001. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested, and received from the Advisor, information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Fund and by legal counsel to the Non-Interested Directors with respect to its deliberations. In considering the Advisory Agreement, the Board reviewed numerous factors with respect to the Fund. The Board first reviewed the Fund's investment performance during the year and for all relevant prior periods. Although investment performance was a factor in determining that the Advisory Agreement should be continued, the following factors were also considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor: (a) services provided under the Advisory Agreement; (b) requirements of the Fund for the services provided by the Advisor; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of the Fund; (f) the Advisor's commitments to operating the Fund at competitive expense levels; (g) profitability of the Advisor with respect to its relationship with the Fund; (h) capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) historical relationship between the Fund and the Advisor.

         Current management fees were also reviewed in the context of the Advisor's profitability. In addition, the Board reviewed an analysis prepared by an independent third-party comparing the Fund's expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Board considered the following factors in evaluating the continuation of the Advisory
Agreement: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's relationship with the Fund, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives; (c) the Advisor's entrepreneurial commitment to the management of the Fund and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's resources to the successful operation of the Fund; (d) the Advisor's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

         Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that continuing the Advisory Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Advisory Agreement for an additional annual period on the basis of the foregoing review and discussions.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.35% of average daily net assets of the Fund.

         For the fiscal year ended December 31, 1999, the Advisor received fees in the amount of $334,228.

         For the fiscal year ended December 31, 2000, the Advisor received fees in the amount of $407,379.

         For the fiscal year ended December 31, 2001, the Advisor received fees in the amount of $507,202.

         Distributor. The Fund's Distributor is Funds Distributor, Inc. and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Company has entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor receives no compensation for its services but receives fees under a Combined Distribution and Service Plan, described more fully below. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares.

         Distribution and Services Arrangements. The Fund has adopted an amended and restated combined Distribution and Service Plan ("Plan"), pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. Under the Plan, the Fund pays the Distributor an annual service fee of 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of 0.10% of the value of average daily net assets of the Fund.

         Under the Plan, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the distributor itself) and other financial institutions and organizations (collectively, the Service Organizations) who provide shareholder services for the Fund. These shareholder services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer processable tapes of all transactions by shareholders and serving as the primary source of information to shareholders in answering questions concerning the Fund and their transactions with the Fund.

         The Plan permits payments to be made by the Fund to the distributor and others for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution-related services for the Fund. The distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund to the distributor and others for the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the distributor and accruals for interest on the amount of distribution expenses incurred by the distributor.

         Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

         The Directors have determined that the Plan will benefit the Company and its respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Fund; and (iv) maintaining a competitive sales structure in the mutual fund industry.

         The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

         During the fiscal year ended December 31, 1999, the Fund paid the Distributor service fees in the amount of $237,302 and distribution fees in the amount of $96,926.

         During the fiscal year ended December 31, 2000, the Fund paid the Distributor service fees in the amount of $290,985 and distribution fees in the amount of $116,394.

         During the fiscal year ended December 31, 2001, the Fund paid the Distributor service fees in the amount of $362,287 and distribution fees in the amount of $144,915.

         The following amounts were paid by the Fund under its Plan during the fiscal year ended December 31, 2001.

                    Printing and Mailing                                                               Interest
                     of Prospectuses to       Compensation        Compensation       Compensation     Carrying or
                     other than Current            to                 to                  to        other Financing
   Advertising          Shareholders          Underwriters          Dealers        Sales Personnel      Charges
   -----------      --------------------      ------------        ------------     ---------------  ---------------
   $148,115.26               --                    --             $507,348.04          $199.44           $3,887.56

         Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to a combined amended and restated administration agreement ("Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund. As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which State Street provides services.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence, willful misconduct or reckless disregard of its duties and obligations thereunder.

         For the fiscal year ended December 31, 1999, the administration fees of State Street accrued were $48,025 for the Fund.

         For the fiscal year ended December 31, 2000, the administration fees of State Street accrued were $57,266 for the Fund.

         For the fiscal year ended December 31, 2001, the administration fees of State Street accrued were $143,793 for the Fund.

         Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, State Street computes the Fund's net asset value and keeps the book account for the Fund.

         Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent"), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Company pursuant to a transfer agency and registrar agreement with the Company, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund, and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

         Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board of Directors considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator, the Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

         Except as noted in this SAI, the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other portfolios. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODE OF ETHICS

         St. Clair, MFI, MFT, MFR, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of St. Clair, MFI, MFT, MFR, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision and direction of the Board of Directors, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

         Consistent with the Advisory Agreement, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

         In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. It is understood that the services provided by such brokers may be useful to the Advisor in connection with the Advisor's services to other clients.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Fund's officers are satisfied that the Fund is receiving best execution, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed above.

         Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

         Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

         The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, the Distributor, or their affiliates.

         The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Company is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of December 31, 2001, the Fund held securities of Societe Generale valued at $5,000,000, UBS AG valued at $4,999,534, and JP Morgan Chase & Company valued at $4,995,528.

         The Fund does not intend to seek profits through short-term trading. Since the Fund will invest only in short-term debt instruments, brokerage commissions will not normally be paid, and portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases. Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

         Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund shares, including trust accounts. Investors purchasing Fund shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.


        Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order.

        Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

        Other Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

        In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.


        In-Kind Purchases. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                 NET ASSET VALUE

         The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

        Pursuant to Rule 2a-7, as amended, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements, variable and floating rate instruments, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

        In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors.

        The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per Share calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming shares in kind.

        Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

        Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

        In determining the approximate market value of portfolio investments, St. Clair may employ pricing services selected by the Advisor, and approved by the Board of Directors, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on the St. Clair's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

        Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Fund, which have been approved by the Board of Directors. The procedures require that the Pricing Committee, which is made up of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

        Minutes of all Pricing Committee meetings are provided to the Board of Directors and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Boards' input on any particular issue.

                                      YIELD

        The Fund's annual standardized 7-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional Shares purchased with dividends from the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective annualized yield is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


        Based on the foregoing computations, for the seven-day period ended December 31, 2001, the Fund's annualized yield was 1.71% and the effective yield was 1.73%.

        Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

        From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund's yield may be compared to the

IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                      TAXES


        The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

        General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

        In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

        In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

        Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

        The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction. Due to its investment strategy, the Fund is unlikely to derive net long-term capital gains.

        In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Due to its investment strategy, the Fund is unlikely to derive a material amount of such "qualifying dividends."

        If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

        Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

        Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.


        The Company will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable distributions paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

        Disposition of Shares. Assuming the Fund preserves the value of your investment at $1.00 per share during the period you own Fund shares, you will generally not recognize taxable gain or loss when you sell, redeem, exchange or otherwise dispose of Fund shares. If the value of Fund shares is not preserved at $1.00 per share, upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


         Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES


         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund. The Fund offers Class L shares.

         The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of a class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

         Shares have non-cumulative voting rights and, accordingly, the holders of 50% of the Fund's outstanding shares may elect all directors. Shares of the Fund have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this SAI, the Fund's shares will be fully paid and nonassessable. In the event of a liquidation or dissolution of the Company, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Company's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.


         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class L Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates the Fund's Class L shares. Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of a portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of the portfolio in the matter are identical to the interests of the Company's other portfolios or that the matter does not affect any-interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of the portfolio.

However, Rule 18f-2 also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by shareholders of the Company voting together without regard to class.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other portfolios, if any, (voting together without regard to class).

                                OTHER INFORMATION


         Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Company. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington D.C. 20006, serves as counsel to the Non-Interested Directors.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.


         Control Persons and Principal Holders of Securities. As of April 1, 2002 the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of the Fund's shares.

                                                 Percentage of Total
Name and Address                                 Shares Outstanding                  Type of Ownership
------------------------------------------------------------------------------------------------------------
National Financial Services Corp                 99.89%                              Record
For the exclusive benefit of our
customers
Attn:  Mutual Funds 5/th/ Floor
PO Box 3908 Church Street Station
New York, NY 10008-3908

         Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS


         The financial statements of the Fund including the notes thereto, dated December 31, 2001 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 2001.

                                    APPENDIX

                              - Rated Investments -

Corporate Bonds
---------------

         From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality.
         -----
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa":  Bonds that are rated "Aa" are judged to be of high-quality by
         ----
all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A":   Bonds that are rated "A" possess many favorable investment
         ---
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade
         -----
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba":  Bonds that are rated "Ba" are judged to have speculative
         ----
elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B":   Bonds that are rated "B" generally lack characteristics of
         ---
desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues
         ----
may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         From Standard & Poor's Corporation ("S&P") description of its bond ratings:

         "AAA":  Debt rated "AAA" has the highest rating assigned by S&P.
         ----
Capacity to pay interest and repay principal is extremely strong.

         "AA":   Debt rated "AA" has a very strong capacity to pay interest and
         ---
repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay
         ---
principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to
         -----
pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance,
         -------------------
as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

         The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Directors.

                              ST. CLAIR FUNDS, INC.

                  MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2002


     St. Clair Funds, Inc. ("Company" or "St. Clair") currently offers a selection of investment portfolios, one of which is discussed in this Statement of Additional Information: Munder Institutional Short Term Treasury Fund ("Short Term Treasury Fund" or "Fund"). The investment advisor for the Fund is Munder Capital Management.

     This Statement of Additional Information ("SAI") provides supplementary information pertaining to all classes of shares representing interests in the investment portfolio listed above and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This SAI is not a prospectus, and should be read only in conjunction with the prospectus, dated April 30, 2002 ("Prospectus"). The financial statements for the Fund including the notes thereto, dated December 31, 2001, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Fund at (800) 438-5789.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TABLE OF CONTENTS

                                                                                                           Page
FUND HISTORY AND GENERAL INFORMATION .............................................................          4
FUND INVESTMENTS .................................................................................          4
  Borrowing ......................................................................................          4
  Illiquid Securities ............................................................................          4
  Lending of Portfolio Securities ................................................................          5
  Repurchase Agreements ..........................................................................          5
  Reverse Repurchase Agreements ..................................................................          6
  U.S. Treasury Obligations ......................................................................          6
  U.S. Treasury Inflation-Protection Securities ..................................................          7
  When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions) ..................          8
  Yields and Ratings .............................................................................          9
INVESTMENT LIMITATIONS ...........................................................................          9
MANAGEMENT OF THE FUND ...........................................................................         11
  Directors and Officers .........................................................................         11
  Standing Committees of the Board ...............................................................         15
  Management Ownership of the Fund ...............................................................         16
  Compensation ...................................................................................         17
  Material Relationships of the Non-Interested Directors .........................................         18
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS ...............................................         19
  Investment Advisor .............................................................................         19
  Distributor ....................................................................................         21
  Distribution and Services Arrangements - Class K Shares ........................................         21
  Administrator ..................................................................................         22
  Custodian ......................................................................................         22
  Transfer and Dividend Disbursing Agent .........................................................         22
  Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements .......         23
CODE OF ETHICS ...................................................................................         23
PORTFOLIO TRANSACTIONS ...........................................................................         23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...................................................         25
  Purchases ......................................................................................         25
  Retirement Plans ...............................................................................         25
  Redemptions ....................................................................................         25
  Other Redemption Information ...................................................................         25
  In-Kind Purchases ..............................................................................         26
NET ASSET VALUE ..................................................................................         26
PERFORMANCE INFORMATION ..........................................................................         27
  Yield Quotation ................................................................................         27
  Average Annual Total Return Quotation ..........................................................         28
  Average Annual Total Return After Taxes on Distributions Quotation. ............................         28
  Average Annual Total Return After Taxes on Distributions and Redemptions Quotation. ............         29
  Non-Standardized Performance Quotation - Aggregate Total Return ................................         30
TAXES ............................................................................................         30
  General ........................................................................................         30
  Disposition of Shares ..........................................................................         32
  Hedging Transactions ...........................................................................         32
  Constructive Sales .............................................................................         33
  Currency Fluctuations - "Section 988" Gains or Losses ..........................................         34

  Other Taxation .................................................................................        34
ADDITIONAL INFORMATION CONCERNING SHARES .........................................................        34
OTHER INFORMATION ................................................................................        35
  Counsel ........................................................................................        35
  Independent Auditors ...........................................................................        36
Shareholder Approvals ............................................................................        36
REGISTRATION STATEMENT ...........................................................................        36
FINANCIAL STATEMENTS .............................................................................        36
APPENDIX A .......................................................................................        37
APPENDIX B .......................................................................................        39

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

     The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996.

     The Fund is a diversified mutual fund. As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"), a Delaware general partnership. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 94% of the partnership interests in the Advisor.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. The Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. Certain investment strategies that relate to specific types of investments implied by the name of the Fund may not be changed without 60 days' notice to shareholders. There can be no assurance that the Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.

     Borrowing. The Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. The Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

     Futures Contracts and Related Options. The Fund may purchase and sell futures contracts on interest-bearing or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. The Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

         Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         U.S. Treasury Obligations. The Fund will only purchase obligations issued by the U.S. Treasury including U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds.

         U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

         Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.

         U.S. Treasury Inflation-Protection Securities. The Fund may also purchase U.S. Treasury inflation-protection securities. The Fund does not expect to invest more than 5% of its total assets in such inflation-protection securities.

         Inflation-protection securities are a new type of marketable book-entry security issued by the U.S. Treasury with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of reference Consumer Price Index ("CPI") applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revision the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the U.S. Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the U.S. Treasury's payment obligations on the inflation protection security that need that month's CPI-U number will be based on the index number that the U.S. Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the U.S. Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of U.S. Treasury in this regard are final.


         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system ("TRADES") and TREASURY DIRECT system through which an individual investor can make a noncompetitive bid on U.S. Treasury securities. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.


         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will segregate cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it segregates portfolio securities to cover such purchase commitments than when it segregates cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it segregates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.


         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest, are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the investment limitations enumerated in this section which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information - Shareholder Approvals").

         The Fund may not:

         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

         2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities; (ii) there is no limit on investments in issuers domiciled in a single country;
                  (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

         8. Make investments for the purpose of exercising control of management;

         9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

         10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

         Although not a matter of fundamental policy, the Fund considers securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

         1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

         2. Invest in other investment companies except as permitted under the 1940 Act; or

         3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of a Fund's assets.


                             MANAGEMENT OF THE FUND

         The Company is supervised by the Board of Directors that is responsible for representing the interests of the shareholders. The Board of Directors meets periodically throughout the year to oversee the Fund's activities.

         Directors and Officers. The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years are as set forth in the table below. A director is deemed to be a "Non-Interested Director" to the extent the director is not an "interested person" (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                         Number of
                                                                                         Portfolios
                                         Term of                                         in Fund
Name,                      Position(s)   Office and    Principal Occupation(s)           Complex       Other
Address                    with the      Length of     During                            Overseen by   Directorships
and Age                    Company       Time Served   Past 5 Years                      Director      Held by Director
----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors

Charles W. Elliott         Director      Indefinite*   Consultant, self-employed (July   41            Director,
c/o The Munder Funds       and Chairman  since 2/94    1995 to present); Senior                        Steelcase
480 Pierce Street                                      Advisor to the President,                       Financial
Suite 300                                              Western Michigan University                     Corporation
Birmingham, MI 48009                                   (July 1995 through December                     (furniture
Age 70.                                                1998); Director/Trustee and                     leasing) (since
                                                       Chairman of The Munder Funds (5                 1995).
                                                       fund groups); Director, Enesco
                                                       Corp. (producer of gifts and
                                                       collectibles) (1995 to 1999).

John Rakolta, Jr.          Director      Indefinite*   Chairman and Chief Executive      41            None
c/o The Munder Funds       and Vice      since 4/95    Officer, Walbridge Aldinger
480 Pierce Street          Chairman                    Company (construction company)
Suite 300                                              (1991 to present);
Birmingham, MI 48009                                   Director/Trustee and Vice
Age 54.                                                Chairman of The Munder Funds (5
                                                       fund groups).



_______________________
*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
David J. Brophy                Director      Indefinite*     Professor of Finance,             41            Director, River
1025 Martin Place                            since 4/95      University of Michigan-Business                 Place Financial
Ann Arbor, MI 48104                                          School (since August 1966);                     Corporation
Age 65.                                                      Director/Trustee of The Munder                  (private banking
                                                             Funds (5 fund groups).                          company) (since
                                                                                                             1982) and
                                                                                                             Director,
                                                                                                             DirectPlacement,
                                                                                                             Inc. (financial
                                                                                                             technology
                                                                                                             company) (since
                                                                                                             February 2002).

Dr. Joseph E. Champagne        Director      Indefinite*     Vice President, Macomb College    41            Chairman of Board
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb                      of Directors, Ross
480 Pierce Street                                            College (since September 1997);                 Controls of Troy,
Suite 300                                                    Director/Trustee of The Munder                  Michigan
Birmingham, MI 48009                                         Funds (5 fund groups).                          (manufacturing and
Age 63.                                                                                                      engineering
                                                                                                             corporation)
                                                                                                             (since April 1989).

Thomas D. Eckert               Director      Indefinite*     Director, President and Chief     41            None
c/o The Munder Funds                         since 4/95      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham, MI 48009                                         in retail automotive
Age 53.                                                      properties) (since October
                                                             1997);
                                                             Director/Trustee of
                                                             The Munder Funds (5
                                                             fund groups);
                                                             President,
                                                             Mid-Atlantic Region
                                                             of Pulte Home
                                                             Corporation
                                                             (developer of
                                                             residential land
                                                             and construction of
                                                             housing units)
                                                             (August 1983 to
                                                             October 1997);
                                                             Director, FBR
                                                             Group-Funds (June
                                                             1996 to October
                                                             1997); Director,
                                                             Celotex Corp.
                                                             (manufacturer and
                                                             supplier of
                                                             insulation) (April
                                                             1997 to November
                                                             2000); Director,
                                                             PHM Mortgage (May
                                                             1996 to October
                                                             1997).

Dr. Arthur T. Porter           Director      Indefinite*     President and Chief Executive     41            None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (March 1999 to present);
Age 45.                                                      Professor with Tenure and
                                                             Chairman of
                                                             Radiation Oncology
                                                             of Wayne State
                                                             University School
                                                             of Medicine (March
                                                             1991 to March
                                                             1999);
                                                             Director/Trustee of
                                                             The Munder Funds (5
                                                             fund groups).

*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Director

Michael T. Monahan+            Director      Indefinite*     President of Monahan              41            Director, Jacobson
3707 West Maple Rd.                          since 8/00      Enterprises, LLC (consulting                    Stores,
Suite 102                                                    company) (June 1999 to                          Inc.(department
Bloomfield Hills, MI 48301                                   present); Chairman of Munder                    store) (since June
Age 63.                                                      Capital Management (investment                  1990).
                                                             advisor) (October
                                                             1999 to December
                                                             2000); Chief
                                                             Executive Officer
                                                             of Munder Capital
                                                             Management (October
                                                             1999 to December
                                                             1999); President of
                                                             Comerica
                                                             Incorporated (bank
                                                             holding company)
                                                             (June 1992 to June
                                                             1999);
                                                             Director/Trustee of
                                                             The Munder Funds (5
                                                             fund groups);
                                                             Director, Comerica
                                                             Incorporated (June
                                                             1993 to June 1999);
                                                             Director, Hertz
                                                             Corporation (rental
                                                             car company)
                                                             (October 1997 to
                                                             March 2001).

Officers

James C. Robinson              President     through 2/03    Chairman and Chief Executive      Not           Not applicable
480 Pierce Street                            since 5/00      Officer of Munder Capital         applicable
Suite 300                                                    Management (investment advisor)
Birmingham, MI 48009                                         (January 2000 to present);
Age 40.                                                      Chief Investment Officer/Fixed
                                                             Income of Munder
                                                             Capital Management
                                                             (January 1990 to
                                                             January 2000);
                                                             President of The
                                                             Munder Funds (5
                                                             fund groups).

Stephen J. Shenkenberg         Vice          through 2/03    General Counsel to Munder         Not           Not applicable
480 Pierce Street              President     since 8/00      Capital Management (investment    applicable
Suite 300                      and                           advisor) (July 2000 to
Birmingham, MI 48009           Secretary                     present); Deputy General
Age 43.                                                      Counsel of Strong Capital
                                                             Management, Inc. (investment
                                                             advisor) (November 1996 to July
                                                             2000); Vice President and
                                                             Secretary of The Munder Funds
                                                             (5 fund groups).





*The director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any director shall retire as director at the end of the calendar year in which the director attains the age of 72 years.

+Mr. Monahan is an "interested director" as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Elyse G. Essick                Vice          through 2/03/   Chief Marketing Officer of        Not           Not applicable
480 Pierce Street              President     since 4/95      Munder Capital Management         applicable
Suite 300                                                    (investment advisor) (September
Birmingham, MI 48009                                         1988 to present); Vice
Age 43.                                                      President of The Munder Funds
                                                             (5 fund groups).
Peter K. Hoglund               Vice          through 2/03/   Chief Administration Officer of   Not           Not applicable
480 Pierce Street              President     since 2/01      Munder Capital Management         applicable
Suite 300                                                    (investment advisor) (May 2000
Birmingham, MI 48009                                         to present); Associate of
Age 35.                                                      Heartland Industrial Partners
                                                             (a private equity group)
                                                             (October 1999 to May 2000); Sr.
                                                             Portfolio Manager of Munder
                                                             Capital Management (January
                                                             1995 to October 1999); Vice
                                                             President of The Munder Funds
                                                             (5 fund groups).

Cherie Ugorowski               Treasurer     through 2/03/   Controller of Munder Capital      Not           Not applicable
480 Pierce Street                            since 8/01      Management (investment advisor)   applicable
Suite 300                                                    (June 2001 to present);
Birmingham, MI 48009                                         Corporate Accounting Manager,
Age 33.                                                      DaimlerChrysler Corporation
                                                             (automotive
                                                             manufacturer)
                                                             (September 1999 to
                                                             June 2001);
                                                             Manager, Audit and
                                                             Business Advisory
                                                             Practice, Arthur
                                                             Andersen LLP
                                                             (September 1990 to
                                                             September 1999);
                                                             Treasurer of The
                                                             Munder Funds (5
                                                             fund groups).

David Rumph                    Assistant     through 2/03/   Analyst of Munder Capital         Not           Not applicable
480 Pierce Street              Treasurer     since 8/01      Management (investment advisor)   applicable
Suite 300                                                    (April 2001 to present);
Birmingham, MI 48009                                         Analyst, Controller's Group,
Age 30.                                                      Delphi Automotive Corp.
                                                             (automotive
                                                             supplier) (June
                                                             1999 to April
                                                             2001); Manager,
                                                             Mutual Fund
                                                             Operations, Banc
                                                             One (April 1997 to
                                                             June 1999); Audit
                                                             Senior, Arthur
                                                             Andersen LLP
                                                             (September 1993 to
                                                             April 1997);
                                                             Assistant Treasurer
                                                             of The Munder Funds
                                                             (5 fund groups).

                                                                                               Number of
                                                                                               Portfolios
                                             Term of                                           in Fund
Name,                          Position(s)   Office and      Principal Occupation(s)           Complex       Other
Address                        with the      Length of       During                            Overseen by   Directorships
and Age                        Company       Time Served     Past 5 Years                      Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith              Assistant     through 2/03/   Director of Mutual Fund           Not           Not applicable
480 Pierce Street              Treasurer     since 5/00      Operations of Munder Capital      applicable
Suite 300                                                    Management (investment advisor)
Birmingham, MI 48009                                         (March 2001 to present);
Age 29.                                                      Manager of Mutual Fund
                                                             Operations of
                                                             Munder Capital
                                                             Management (March
                                                             2000 to present);
                                                             Administrator of
                                                             Mutual Fund
                                                             Operations of
                                                             Munder Capital
                                                             Management (August
                                                             1999 to February
                                                             2000); Assistant
                                                             Vice President,
                                                             Madison Mosaic, LLC
                                                             (advisor to the
                                                             Mosaic Funds)
                                                             (September 1998 to
                                                             July 1999);
                                                             Assistant Director
                                                             of Shareholder
                                                             Service, Madison
                                                             Mosaic, LLC
                                                             (advisor to the
                                                             Mosaic Funds)
                                                             (April 1997 to
                                                             August 1998); Cash
                                                             Manager, GIT Funds
                                                             (n.k.a. Mosaic
                                                             Funds); (June 1996
                                                             to March 1997);
                                                             Assistant Treasurer
                                                             of The Munder Funds
                                                             (5 fund groups).

Melanie Mayo West              Assistant     through 2/03/   Associate General Counsel of      Not           Not applicable
480 Pierce Street              Secretary     since 2/02      Munder Capital Management         applicable
Suite 300                                                    (investment advisor) (November
Birmingham, MI 48009                                         2001 to present); Associate,
Age 34.                                                      Dykema Gossett PLLC (law firm)
                                                             (August 1998 to
                                                             November 2001);
                                                             Associate, Hertz,
                                                             Schram & Saretsky,
                                                             P.C. (law firm)
                                                             (March 1998 to
                                                             August 1998);
                                                             Associate, Howard &
                                                             Howard Attorneys,
                                                             P.C. (law firm)
                                                             (May 1995 to March
                                                             1998); Assistant
                                                             Secretary of The
                                                             Munder Funds (5
                                                             fund groups).

Mary Ann Shumaker              Assistant     through 2/03/   Associate General Counsel of      Not           Not applicable
480 Pierce Street              Secretary     since 8/99      Munder Capital Management         applicable
Suite 300                                                    (investment advisor) (March
Birmingham, MI 48009                                         1998 to present); Associate,
Age 47.                                                      Miro Weiner & Kramer (law firm)
                                                             (September 1991 to
                                                             July 1997);
                                                             Assistant Secretary
                                                             of The Munder Funds
                                                             (5 fund groups).

         Standing Committees of the Board. The Fund has a standing Audit Committee presently consisting of Messrs. Eckert, Porter and Rakolta. All are members of the Board of Directors and are currently non-interested persons (as defined in the 1940 Act) of the Fund. The principal functions of the Fund's Audit Committee is to recommend to the Board of Directors the appointment of the Fund's independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board of Directors has adopted a written charter for the Audit Committee. During the last fiscal year of the Fund, the Audit Committee met three times.

         The Fund has a Nominating Committee. The Nominating Committee presently consists of Messrs. Brophy, Champagne, Eckert and Rakolta. There were no nominees to be considered so the Nominating Committee did not meet during the last fiscal year. The function of the Nominating Committee is to recommend candidates for election to the Board of Directors as independent directors. The Committee will not consider nominees recommended by stockholders.

         The Fund has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Messrs. Champagne, Monahan, Brophy and Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding director compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund's management to review the ongoing adherence by the Fund to its applicable compliance guidelines and review reports and other information concerning the status of the Fund's compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year.

         Management Ownership of the Fund. The following table sets forth, for each Director, the aggregate dollar range of equity securities owned of the Fund and of all funds overseen by each Director in the Fund complex as of December 31, 2001.

                                                  Aggregate Dollar Range of Equity
                                                  Securities in All Registered
                                                  Investment Companies Overseen by
                             Dollar Range of      Director in Family of Investment
                             Equity Securities    Companies
                             in the Fund
Non-Interested Directors
Charles W. Elliott           None                 Over $100,000
John Rakolta, Jr.            None                 Over $100,000
David J. Brophy              None                 $10,001-$50,000
Joseph E. Champagne          None                 $10,001-$50,000
Thomas D. Eckert             None                 $10,001-$50,000
Arthur T. Porter             None                 None
Interested Director
Michael T. Monahan           None                 Over $100,000

         As of the date of this SAI, no officer, director, or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, or the Transfer Agent, as defined below, nor any Director who is an interested person of the Company currently receives any compensation from the Company. As of April 1, 2002 the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.

         Compensation. Trustees of The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR") who are not employees of the Advisor or any of its affiliates and Directors of St. Clair and The Munder Funds, Inc. ("MFI") who are not employees of the Advisor or any of its affiliates receive an aggregate annual retainer fee from St. Clair, MFI, MFT and MFR for service on those organizations' respective Boards of $68,000 (($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The Boards of Directors/Trustees of St. Clair, MFI, MFT and MFR adopted a deferred compensation plan (the "Plan") on August 14, 2001. The Plan permits each director/trustee who receives compensation from the Funds of St. Clair, MFI, MFT and MFR to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Director/Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Director/Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligations of St. Clair, MFI, MFT and MFR to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of the Funds. A Director/Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Director/Trustee (up to 10 years). If a
Director/Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

         The following table summarizes the compensation paid to the Directors/Trustees of St. Clair, MFI, MFT, MFR and @Vantage including committee fees for the twelve-month period ended December 31, 2001.

                               Compensation Table

-------------------------------------------------------------------------------------------------
                                             Pension or
                                             Retirement       Estimated     Total Compensation
                           Aggregate      Benefits Accrued      Annual        from St. Clair and
                         Compensation      as Part of Fund   Benefits upon   Fund Complex Paid
Name of Director       from St. Clair(1)      Expenses        Retirement       to Directors(1)
-------------------------------------------------------------------------------------------------
Charles W. Elliott          $2,885              None              None              $76,000
-------------------------------------------------------------------------------------------------
John Rakolta, Jr.           $4,243              None              None              $72,000
-------------------------------------------------------------------------------------------------
David J. Brophy             $4,238              None              None              $72,750
-------------------------------------------------------------------------------------------------
Joseph E. Champagne         $4,207              None              None              $72,250
-------------------------------------------------------------------------------------------------
Thomas D. Eckert            $2,901              None              None              $75,500
-------------------------------------------------------------------------------------------------
Michael T. Monahan          $3,276              None              None              $49,500
-------------------------------------------------------------------------------------------------
Arthur T. Porter            $2,436              None              None              $63,500
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                             Pension or
                                             Retirement       Estimated     Total Compensation
                           Aggregate      Benefits Accrued      Annual        from St. Clair and
                         Compensation      as Part of Fund   Benefits upon   Fund Complex Paid
Name of Director       from St. Clair(1)      Expenses        Retirement       to Directors(1)
-------------------------------------------------------------------------------------------------
Thomas B. Bender/(2)/      $2,870               None             None             $55,500
-------------------------------------------------------------------------------------------------

---------------
(1) There are five investment companies (St. Clair, MFI, MFT, MFR and @Vantage) and 41 funds in the Fund Complex. For the calendar year ended December 31, 2001, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred a portion of his compensation pursuant to the deferred compensation plan described above. The total compensation from St. Clair, MFI, MFT, MFR and @Vantage deferred by the Directors was $19,000 for Mr. Elliott, $19,000 for Mr. Eckert and $17,000 for Dr. Porter.
(2)      Mr. Bender resigned as director in October 2001.

         Material Relationships of the Non-Interested Directors. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

         As of December 31, 2001, none of the Non-Interested Directors, nor any members of their immediate families, beneficially own any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

         During the calendar years of 2000 and 2001, none of the Non-Interested Directors, except for Messrs. Eckert and Rakolta, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

         Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2000 and 2001, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated. These lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

         Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2000 and 2001, Walbridge had a stand-by line of credit with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated. This line of credit is a standard agreement that was negotiated at arm's-length and contains customary terms, conditions and interest rates.

         During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any members of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

         During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

         None of the Fund's Directors or officers has any arrangement with any other person pursuant to which the Director or officer serve in that capacity. During the calendar years 2000 and 2001, none of the Non-Interested Directors, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund,
(v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank (Michigan), which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor, which has been approved by the Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell, or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the
Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty upon 60 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         As of the date of this SAI, the Board of Directors last approved the Advisory Agreement on May 15, 2001. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested, and received from the Advisor, information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Funds and by legal counsel to the Non-Interested Directors with respect to its deliberations. In considering the Advisory Agreement, the Board reviewed numerous factors with respect to the Fund. The Board first reviewed the Fund's investment performance during the year and for all relevant prior periods. Although investment performance was a factor in determining that the Advisory Agreement should be continued, the following factors were also considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the
Advisor: (a) services provided under the Advisory Agreement; (b) requirements of the Fund for the services provided by the Advisor; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of the Fund; (f) the Advisor's commitments to operating the Fund at competitive expense levels; (g) profitability of the Advisor with respect to its relationship with the Fund; (h) capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) historical relationship between the Fund and the Advisor.

         Current management fees were also reviewed in the context of the Advisor's profitability. In addition, the Board reviewed an analysis prepared by an independent third-party comparing the Fund's expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Board considered the following factors in evaluating the continuation of the Advisory
Agreement: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's relationship with the Fund, and the amount of fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives; (c) the Advisor's entrepreneurial commitment to the management of the Fund and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's resources to the successful operation of the Fund; (d) the Advisor's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

         Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that continuing the Advisory Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Advisory Agreement for an additional annual period on the basis of the foregoing review and discussions.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to an annual fee at the rate of 0.20% of the Fund's average daily net assets computed daily and payable monthly. The Advisor expects to voluntarily reimburse expenses for the current fiscal year for the Fund. The Advisor may discontinue such expense reimbursements at any time, in its sole discretion.

         The advisory fees and other expenses reimbursed by the Advisor for the Fund for the last two fiscal years are set forth below.

                                               Fiscal year ended December     Fiscal year ended December
                                                        31, 2000                       31, 2001
---------------------------------------------------------------------------------------------------------
Advisory Fees                                           $177,124                       $59,096
Other Expenses Reimbursed by the Advisor                 $67,774                       $34,169

--------------
*Fees for the Short Term Treasury Fund are from the period of commencement of operations on February 2, 2000 through December 31, 2000.

         Distributor. The Fund's Distributor is Funds Distributor, Inc. and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Company has entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor receives no compensation for its services with respect to sales of Class Y and Class K shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares.

         Distribution and Services Arrangements - Class K Shares. The Fund approved the combination and restatement of the Fund's existing Distribution and Service Plans (for Class B, Class C and Class II Shares of MFI, MFT, MFR) and Service Plans (for Class A of MFI, MFT, MFR, Class K Shares of MFI, MFT, MFR and St. Clair, Class Y-2 shares of St. Clair and Class Y-3 shares of St. Clair) into one amended and restated combined Distribution and Service Plan (the "Plan"). Under the Plan, adopted in accordance with Rule 12b-1 with respect to the Class A, Class B, Class C, Class II, Class Y-2 and Class Y-3 Shares only, the Fund may use its assets with respect to those classes of shares to finance activities relating to distribution of its shares and the provision of certain shareholder services.


         Class K Shares are sold to customers of banks and other financial institutions that have entered into agreements with the Fund to provide shareholder services. The Fund may pay to such financial institutions an annual service fee of not more than 0.25% of the value of the average daily net assets of the Class K Shares beneficially owned by the customers of these financial institutions.


         Services provided by financial institutions under their Class K Shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K Shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Fund's arrangements with institutions; and (x) providing such other similar services as the Fund may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.


         Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of MFI, MFT, MFR or St. Clair, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors/Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act). Pursuant to the Plan, the Distributor will provide the Boards of Directors/Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

          In the case of Class K shares, the Directors/Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.


          During the fiscal years ended December 31, 2001 and 2000, the Fund made no payments to the Distributor under the Plan.

          Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to a combined amended and restated administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund. As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which State Street provides services.


          The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence, willful misconduct or reckless disregard of its duties and obligations thereunder.


          The fees accrued to the Administrator for the last two fiscal years are set forth in the table below.

           Fiscal year ended                   Fiscal year ended
           December 31, 2000                   December 31, 2001
          -----------------------------------------------------------
           $7,681*                             $9,879

_________________
*Fees accrued for the Short Term Treasury Fund are from the period of commencement of operations on February 2, 2000 through December 31, 2000.


          Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, State Street computes the Fund's net asset value and keeps the book account for the Fund.


         Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent"), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Fund pursuant to the transfer agency and registrar agreement with the Company, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund, and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

          Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contracts and the Transfer Agency Agreements, the Board of Directors considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator, the Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board of Directors also considered its responsibilities under Federal and state law in approving these agreements.

          Except as noted in this SAI, the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian, and the Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other portfolios. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.


                                 CODE OF ETHICS


          St. Clair, MFI, MFT, MFR, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the St. Clair, MFI, MFT, MFR, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.


                             PORTFOLIO TRANSACTIONS


          Subject to the general supervision and direction of the Board of Directors, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

          Consistent with the Advisory Agreement, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

          In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. It is understood that the services provided by such brokers may be useful to the Advisor in connection with the Advisor's services to other clients.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Fund's officers are satisfied that the Fund is receiving best execution, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

          Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

          Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

          Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

          The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Purchases. As described in the Prospectus, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

          Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

          Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order.

          Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

          Other Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

          In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.


          In-Kind Purchases. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.


                                 NET ASSET VALUE

          Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.



          Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

          In determining the approximate market value of portfolio investments, St. Clair may employ pricing services selected by the Advisor, and approved by the Board of Directors, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on St. Clair's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.


          Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Fund, which have been approved by the Board of Directors. The procedures require that the Pricing Committee, which is made up of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for the Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.


          Minutes of all Pricing Committee meetings are provided to the Board of Directors and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Boards' input on any particular issue.

                             PERFORMANCE INFORMATION

          From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

          Yield Quotation. The Fund's 30-day SEC yield (or one month standard yield) is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:

                          YIELD = 2 [( a-b + 1)/6/ - 1]
                                       cd

Where:      a =   dividends and interest earned by the Fund during the period;
            b =   expenses accrued for the period (net of expense reimbursements and waivers);
            c =   average daily number of shares outstanding during the period entitled to receive dividends;
            d =   maximum offering price per share on the last day of the
                  period.

          For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).


         Based on the foregoing computations, the 30-day SEC yield for the period ended December 31, 2001 for the Short Term Treasury Fund's Class Y shares was 2.37%. As of the date of this SAI, the Class K shares of the Short Term Treasury Fund have not commenced operations.

         Average Annual Total Return Quotation. The Fund's "average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)/n/=ERV

         Where:

         P        =        a hypothetical initial payment of $1,000.
         T        =        average annual total return.
         n        =        number of years.
         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

         The Fund's average annual total returns for the period ended December 31, 2001 are as follows:

Fund and Inception Date of Class      1 Year                     Since Inception
--------------------------------------------------------------------------------
     Class Y-2/2/00                   7.05%                      7.49%

         As of the date of this SAI, the Class K shares of the Fund have not commenced operations.

         Average Annual Total Return After Taxes on Distributions Quotation. The Fund's "average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV\\D\\

         Where:

         P         =     a hypothetical initial payment of $1,000.
         T         =     average annual total return (after taxes on
                         distributions).
         n         =     number of years.
         ATV\\D\\  =     ending value of a hypothetical $1,000 payment made
                         at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         The Fund's average annual total returns after taxes on distributions for the period ended December 31, 2001 are as follows:

Fund and Inception Date of Class          1 Year              Since Inception
--------------------------------------------------------------------------------
     Class Y-2/2/00                       3.55%               4.27%

         As of the date of this SAI, the Class K shares of the Short Term Treasury Fund have not commenced operations.

         Average Annual Total Return After Taxes on Distributions and Redemptions Quotation. The Fund's "average annual total return after taxes on distributions and redemptions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV\\DR\\

         Where:

         P         =     a hypothetical initial payment of $1,000.
         T         =     average annual total return (after taxes on
                         distributions and redemptions).
         n         =     number of years.
         ATV\\DR\\ =     ending value of a hypothetical $1,000 payment made
                         at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         The Fund's average annual total returns after taxes on distributions and redemptions for the period ended December 31, 2001 are as follows:

Fund and Inception Date of Class           1 Year                Since Inception
--------------------------------------------------------------------------------
     Class Y-2/2/00                        4.52%                    4.47%

         As of the date of this SAI, the Class K shares of the Short Term Treasury Fund have not commenced operations.



         Non-Standardized Performance Quotation - Aggregate Total Return. The Fund may advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                    (ERV) - 1

                           Aggregate Total Return  =   P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices.

                                      TAXES

         The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

         In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.


         The Company will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

         Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

         Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code
Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain
Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

         The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options and futures contracts.


         Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the

Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Liquidity Plus Money Market Fund, Munder Institutional S&P 500(R) Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund. The shares of the Fund are offered in two separate classes: Class K and Class Y Shares. Class K shares of the Fund have not commenced operations.

         The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.


         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class K Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Class K shares. Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by MFI, MFT, MFR or St. Clair, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of another Fund of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

         Shares of the Fund have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all directors. Shares of the Fund have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, shares will be fully paid and non-assessable by the Company.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and the Company's other funds, if any (voting together without regard to class).

                                OTHER INFORMATION

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington D.C. 20006, serves as counsel to the Non-Interested Directors.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.


         Control Persons and Principal Holders of Securities. As of April 1, 2002 the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's shares.

                                                                       Percentage of Total Shares     Type of
                                       Name and Address                Outstanding                    Ownership
----------------------------------------------------------------------------------------------------------------------------
Short Term Treasury Fund-              City of Detroit Water           96.26%                         Record
Class Y                                1999 Series A
                                       1210 City County Bldg
                                       Detroit, MI 48226

         As illustrated above, as of April 1, 2002, City of Detroit Water held of record substantially all of the outstanding shares of the Fund. As a result, City of Detroit Water will be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.

         Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS

         The financial statements of the Fund including the notes thereto, dated December 31, 2001 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 2001.

                                   APPENDIX A

- Rated Investments -

Corporate Bonds

From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor's Corporation ("S&P") description of its bond ratings:

         "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                   APPENDIX B

         The Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.       Margin Payments

         Unlike the purchase or sale of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

II.      Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the

Advisor. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

III.     Options on Futures Contracts

         The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

IV.      Other Matters

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
          --------

           (a)    (1)     Articles of Incorporation are incorporated herein by
                          reference to Post-Effective Amendment No. 20 to
                          Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (2) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (3) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (4) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (5) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (6) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (7) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (8) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (9) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (10) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (11) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (12) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (13) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

                  (14) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

                  (15) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 8, 1999.


                  (16) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.


           (b) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

           (c)    Not Applicable.


           (d) (1) Amended and Restated Investment Advisory Agreement by and among Registrant with respect to the Liquidity Plus Money Market Fund, Munder Institutional Short Term Treasury Fund, Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund, The Munder Funds Trust, The Munder Funds, Inc., The Munder Framlington Funds Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 6, 2001.

                  (2) Amended and Restated Investment Advisory Agreement by and among Registrant with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, The Munder Funds Trust and World Asset Management, L.L.C. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.


                  (3) Amendment to Amended and Restated Investment Advisory Agreement by and among Registrant with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, The Munder Funds Trust and World Asset Management, L.L.C. is filed herein.

           (e) Amended and Restated Distribution Agreement between Registrant and Funds Distributor, Inc. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.

           (f)    Not Applicable.



           (g) Master Custodian Agreement among Registrant, The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and State Street Bank and Trust Company is filed herein.


           (h)    (1)      Amended and Restated Combined Administration
                           Agreement among Registrant,  The Munder Funds, Inc.,
                           The Munder Funds Trust, The Munder Framlington Funds
                           Trust and State Street Bank and Trust Company is filed herein.

                  (2) Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. with respect to Liquidity Plus Money Market Fund is incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

                  (3) Notice to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

                  (4) Amendment to Transfer Agency and Registrar Agreement among Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

                  (5) Amendment to Transfer Agency and Registrar Agreement among Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.


                  (6) Amendment to Transfer Agency and Registrar Agreement among Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.



                  (7) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 28, 2000.


                  (8) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.


                  (9) Notice to Transfer Agency and Registrar Agreement for Munder Institutional Government Money Market Fund is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.


                  (10) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

                  (11) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

                  (12) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

                  (13) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

                  (14) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

                  (15) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.


             (i)  (1)       Opinion and consent of counsel for Liquidity Plus
                            Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to
                            Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

                  (2) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.



                  (3) Opinion and consent of counsel with respect to Munder Institutional Government Money Market Fund is is incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 2001.


           (j)    (1)      Powers of Attorney are incorporated by reference to
                           Post-Effective Amendment No. 33 to Registrant's
                           Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

                  (2) Certified Resolution with respect to power of attorney is incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.



                  (3)      Power of Attorney is filed herein.


                  (4)      Consent of Independent Auditors is filed herein.

           (k)    Not Applicable.

           (l)    Not Applicable.



           (m) Amended and Restated Combined Distribution Plan is filed herein.


           (n)    Amended and Restated Multiple Class Plan is filed herein.

           (p) Code of Ethics of Registrant, Munder Capital Management, World Asset Management, L.L.C., The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and The Munder @Vantage Fund is filed herein.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

           Not Applicable.

Item 25.  Indemnification

           Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-Laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          Munder Capital Management


          Name                            Position with Advisor
          Munder Group L.L.C.             Partner
          WAM Holdings, Inc.              Partner
          WAM Holdings II, Inc.           Partner
          Leonard J. Barr, II             Senior Vice President and Director of Research
          Enrique Chang                   Chief Investment Officer, Equity
          Paul T. Cook                    Director, Technology Investing
          Elyse G. Essick                 Vice President and Chief Marketing Officer
          Sharon E. Fayolle               Vice President and Director of Cash Management

          Name                            Position with Advisor
          Peter K. Hoglund                Chief Administrative Officer
          Todd B. Johnson                 Chief Executive Officer of World Asset Management, a division of Munder
                                          Capital Management
          Anne K. Kennedy                 Vice President and Director of Portfolio Management
          Beth Obear                      Director of Human Resources
          Peter G. Root                   Vice President and Chief Investment Officer, Fixed Income
          James C. Robinson               Chairman and Chief Executive Officer
          Stephen J. Shenkenberg          Executive Vice President,  General Counsel, Chief Compliance Officer and
                                          Secretary
          Mary Ann C. Shumaker            Associate General Counsel and Assistant Secretary
          Christopher L.Whitford          Chief Technology Officer


          For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.



Item 27.  Principal Underwriters.
          -----------------------

          (a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:



                    GMO Trust
                    LaSalle Partners Funds, Inc.
                    LMCG Funds
                    Merrimac Series
                    Monetta Fund, Inc.
                    Monetta Trust
                    The Montgomery Funds I
                    The Montgomery Funds II
                    The Munder Framlington Funds Trust
                    The Munder Funds Trust
                    The Munder Funds, Inc.
                    National Investors Cash Management Fund, Inc.
                    The Saratoga Advantage Trust
                    Skyline Funds
                    TD Waterhouse Family of Funds, Inc.
                    TD Waterhouse Trust
                    UAM Funds, Inc.
                    UAM Funds, Inc. II
                    UAM Funds Trust

          (b)


                  Name and Principal               Position and Offices with              Position and Offices
                  Business Address*                Funds Distributor, Inc.                with Registrant
                  -----------------                -----------------------                ---------------
                  Lynn J. Mangum                   Director                               None
                  William J. Tomko                 President                              None
                  Kevin J. Dell                    Secretary                              None
                  Edward S. Forman                 Assistant Secretary                    None
                  Dennis R. Sheehan                Director/Treasurer                     None
                  Donald W. Blodgett, Jr.          Financial Operations Officer           None
                  Charles L. Booth                 Vice President/Assistant Compliance    None
                                                   Officer
                  Richard F. Frio                  Chief Compliance Officer/              None
                                                   Executive Representative
                                                   Supervising Principal

                  *60 State Street, Suite 1300, Boston, Massachusetts 02109


          (c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);



          (2) PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, (records relating to its functions transfer agent);

          (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian); and

          (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

Item 29.  Management Services
          -------------------

          None.

Item 30.  Undertakings
          ------------

          Not Applicable.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 36 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereunto duly authorized, in Birmingham, Michigan, on the 30th day of April, 2002.


ST. CLAIR FUNDS, INC.

By:       /s/ James C. Robinson*
          ---------------------
          James C. Robinson, President

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


Signatures                                  Title                                                Date
----------                                  -----                                                ----
/s/ Charles W. Elliott*                     Director                                             April 30, 2002
---------------------------
 Charles W. Elliott

/s/ Joseph E. Champange*                    Director                                             April 30, 2002
------------------------
 Joseph E. Champagne

/s/ Thomas D. Eckert*                       Director                                             April 30, 2002
---------------------
 Thomas D. Eckert

/s/ John Rakolta, Jr.*                      Director                                             April 30, 2002
----------------------
 John Rakolta, Jr.

/s/ David J. Brophy*                        Director                                             April 30, 2002
--------------------
 David J. Brophy

/s/ Michael T. Monahan*                     Director                                             April 30, 2002
----------------------
Michael T. Monahan

/s/ Arthur T. Porter*                       Director                                             April 30, 2002
--------------------
Arthur T. Porter

/s/ James C. Robinson*                      President                                            April 30, 2002
---------------------
James C. Robinson                           (Principal Executive Officer)

/s/ Cherie Ugorowski*                       Treasurer                                            April 30, 2002
--------------------
Cherie Ugorowski                            (Principal Financial and Accounting Officer)


*By:      /s/ Stephen J. Shenkenberg
          --------------------------
          Stephen J. Shenkenberg
          Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.    Description
-----------    -----------
99(d)(3)        Amendment to Amended and Restated Investment Advisory Agreement
99(g)           Master Custodian Contract
99(h)(1)        Amended and Restated Combined Administration Agreement
99(h)(10)       Amendment to Transfer Agency and Registrar Agreement
99(h)(11)       Amendment to Transfer Agency and Registrar Agreement
99(h)(12)       Amendment to Transfer Agency and Registrar Agreement
99(h)(13)       Amendment to Transfer Agency and Registrar Agreement
99(h)(14)       Amendment to Transfer Agency and Registrar Agreement
99(h)(15)       Amendment to Transfer Agency and Registrar Agreement
99(j)(3)        Power of Attorney
99(j)(4)        Consent of Independent Audtiors
99(m)           Amended and Restated Combined Distribution Plan
99(n)           Amended and Restated Multiple Class Plan
99(p)           Code of Ethics